Lord Abbett

National Tax-Free Income Fund
New York Tax-Free Income Fund
Texas Tax-Free Income Fund
New Jersey Tax-Free Income Fund
Connecticut Tax-Free Income Fund
Missouri Tax-Free Income Fund
Hawaii Tax-Free Income Fund
Washington Tax-Free Income Fund
Minnesota Tax-Free Income Fund
California Tax-Free Income Fund

SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MARCH 31, 2000

[GRAPHIC OMITTED]

Funds that seek to provide attractive levels of tax-advantaged income

Visit our Web Site and get up-to-date statistics and other useful information at
                               www.lordabbett.com

[LOGO]

Report to Shareholders
For the Six Months Ended March 31, 2000

[PHOTO]
Robert S. Dow
Chairman

April 5, 2000

"Now could be an ideal time for investors to enjoy the potential for favorable total returns . . . We see real value in the tax-free bond market now and over the next several months."

[GRAPHIC  OMITTED]

Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholders, the 1999 Key Honors Award for Mutual Fund Service. DALBAR, Inc., an independent research firm and evaluator of mutual fund service, presents the awards to financial services firms that provide consistently solid service to clients.

Lord Abbett Tax-Free Income Fund completed the first six months of its fiscal year on March 31, 2000 with aggregate net assets of $1.6 billion. Please see the inside front cover of this report for individual net assets and performance of each Fund.

Interest Rates Rise, Yield Spreads Widen

The fourth quarter of 1999 proved to be a volatile time for tax-free bonds. The number of new bonds issued remained extremely low, and as 1999 ended, tax selling and Y2K concerns led to a massive sell-off, driving the prices on most tax-free bonds down to discount levels. However, since bond yields move in the opposite direction of their prices, yields on tax-free bonds rose, becoming even more attractive relative to those of Treasury securities(1) of similar maturities.

From October to March, the two most significant factors affecting tax-free bonds were rising interest rates and the widening of yield spreads, or the difference in the yields of bonds of different quality levels. These conditions pushed yields on tax-free bonds up to more than 95% of the yields on taxable Treasury securities of similar maturities. (Typically, long-maturity tax-free bonds yield approximately 83% to 87% of what Treasurys yield.) These wider spreads, we believe, set the stage for tremendous value in tax-free bond mutual funds.

Attractive  Tax-Equivalent  Yields at Great Value

We maintained the high credit quality of your Portfolios because we were not convinced the higher rates paid by lower-rated bonds were worth the additional credit risk. In addition, we increased our allocation to tax-free bonds that we identified as likely candidates for pre-refunding. Pre-refunded bonds, which typically have coupons that are higher than current market rates, are bonds that have been "prepaid" by the proceeds of a second bond issue. These proceeds are used to "call" or pay off the original issue at its first call date. As a result, pre-refunded bonds have virtually no default risk. Typically, when a bond becomes pre-refunded it appreciates in value, because of its higher credit quality and shortened maturity. These decisions added to the Fund's income as well as its overall total return potential. Overall, now could be an ideal time for investors to "lock in" attractive taxable-equivalent yields at relatively lower prices -- and enjoy the potential for favorable total returns.

The Coming Months

We see real value in the tax-free bond market now and over the next several months. Moving forward, we may selectively add deep discount bonds, which sell at prices considerably below par. Also, the rates currently offered by lower-rated, investment grade tax-free bonds (Baa-rated) are generally the highest they have been in five years relative to higher-grade debt, and when appropriate, we will selectively add some of these bonds. In general, we will continue to stress the overall high quality of your Portfolios.

Thank you for making the Lord Abbett Tax-Free Income Fund part of your diversified investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

(1) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

RISK: All or a portion of the income derived from this portfolio may be subject to the Federal Alternative Minimum Tax. The Fund has the ability to invest in derivatives, including options, financial futures, options on financial futures and residual interest bonds (also known as "inverse floaters"). These instruments involve special risks, which include but are not limited to: risk of loss of principal due to potential illiquidity, risks arising from margin requirements and related leverage factors, and the risk of extreme volatility, sometimes associated with residual bonds and their variable interest rate structure.

Fund Facts

All Funds managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 3/31/00.

Lord Abbett's Focus on Quality(1)
-------------------------------------------------------------------------------
[GRAPHICS OMITTED]

National Tax-Free Income Fund
     AAA  56.7%
      AA  21.25
       A  16.8%
     BBB   3.8%
   Other   1.5%

Texas Tax-Free Income Fund
     AAA  59.6%
      AA  13.7%
       A  15.1%
     BBB  10.3%
   Other   1.3%

New York Tax-Free Income Fund
     AAA  66.3%
      AA  14.8%
       A  15.1%
     BBB   3.8%

New Jersey Tax-Free Income Fund
     AAA  81.2%
      AA   6.5%
       A   8.2%
   Other   4.1%

Connecticut Tax-Free Income Fund
     AAA  64.3%
      AA  15.6%
       A   6.7%
   Other   6.8%
     BBB   6.6%

Washington Tax-Free Income Fund
     AAA  69.8%
      AA  21.2%
       A   5.5%
     BBB   3.5%

Missouri Tax-Free Income Fund
     AAA  72.1%
      AA  14.3%
       A   6.8%
     BBB   5.0%
   Other   1.8%

Minnesota Tax-Free Income Fund
     AAA  51.9%
      AA  34.6%
       A   7.2%
     BBB   6.3%

Hawaii Tax-Free Income Fund
     AAA  74.4%
      AA   8.4%
       A  12.9%
     BBB   4.3%


california Tax-Free Income Fund
     AAA  82.1%
      AA  12.3%
       A   3.7%
     BBB   1.9%

-------------------------------------------------------------------------------


Lord Abbett's Tax-Free Record and SEC-Required Information as of 3/31/00 for Class A Shares

                                                      National           New York         Texas      New Jersey     Connecticut
                                                      Tax-Free           Tax-Free        Tax-Free     Tax-Free       Tax-Free
                                                   Income Fund(2)     Income Fund(2)   Income Fund   Income Fund    Income Fund
Date of Inception                                       4/2/84             4/2/84       1/20/87          1/2/91         4/1/91
Net Assets (in millions)                                $505.2             $230.7         $77.6          $152.5         $102.1
Dividend Distribution Rate at Net Asset Value(5)         5.16%              5.29%         5.36%           5.37%          5.30%

Average Annual Rate of Total Return(6) at Net Asset Value:
  1 Year                                                -3.29%             -2.24%        -4.28%          -2.99%         -3.12%
10 Years or Life of Series                               6.61%              6.27%         6.62%          6.72%(7)       6.29%(7)
30-Day SEC Yield(8)                                      4.77%              4.42%         4.58%           4.62%          4.77%

Average  Annual Rate of Total  Return(6) at the Class A Share  Maximum  Offering
Price:
  1 Year                                                -6.40%             -5.40%        -7.40%          -6.10%         -6.30%
  5 Years                                                4.70%              4.28%         4.31%           4.48%          4.35%
10 Years or Life of Series                               6.26%              5.92%         6.27%          6.34%(7)       5.91%(7)



                                                   Missouri        Hawaii      Washington      Minnesota      California
                                                   Tax-Free       Tax-Free      Tax-Free       Tax-Free         Tax-Free
                                                  Income Fund    Income Fund   Income Fund   Income Fund(3)  Income Fund(2)

Date of Inception                                   5/31/91      10/28/91         4/15/92       12/27/94        9/3/85(4)
Net Assets (in millions)                             $119.1         $67.1           $46.7          $19.3          $188.6
Dividend Distribution Rate at Net Asset Value(5)      5.12%         5.03%           5.19%          5.58%           5.12%

Average Annual Rate of Total Return(6) at Net Asset Value:
  1 Year                                             -2.12%        -3.01%          -3.44%         -2.72%          -3.29%
10 Years or Life of Series                           6.20%(7)      5.77%(7)        6.08%(7)       5.76%(7)         6.27%
30-Day SEC Yield(8)                                   4.89%         4.58%           5.09%          5.12%           4.71%

Average  Annual Rate of Total  Return(6) at the Class A Share  Maximum  Offering
Price:
  1 Year                                             -5.40%        -6.10%          -6.60%         -5.80%          -6.40%
  5 Years                                             4.26%         4.35%           4.95%          4.41%           4.16%
10 Years or Life of Series                           5.81%(7)      5.36%(7)        5.64%(7)       5.10%(7)         5.91%



(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett' opinion, of comparable quality.

(2) For specific Class share performance, please see each Fund's Financial Highlights (pages 35, 36 and 41).

(3) Returns and yield for Minnesota Tax-Free Income Fund reflect a voluntary waiver of Lord, Abbett & Co's management fee. Absent this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.

(4) Date shown is inception of a substantially similar predecessor fund that became the Fund effective 7/15/96.

(5) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the annualized dividend per share of a class derived from net investment income during the month ended March 31, 2000 by the net asset value on the last day of that period.

(6) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Fund.


(7)  Since inception.

(8) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended March 31, 2000 by the maximum offering price per share on the last day of that period. The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

     The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%. Effective May 3, 1999, the maximum sales charge was reduced from 4.75% to 3.25%.

     Lord Abbett's National, California and New York Tax-Free Income Funds also offer other classes of shares having varying fees and expenses.

     See Important Information on page 1.

IMPORTANT INFORMATION

     Each portfolio may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 6/30/00, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 13.01%           Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev 5.45% 3/1/2016          Aa3         $  380      $  377,028
                           Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev 5.45% 3/1/2017          Aa3            400         394,624
                           Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev 5 1/2% 3/1/2018         Aa3            425         419,143
                           Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev 5 1/2% 3/1/2019         Aa3            460         450,869
                           Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev 5 1/2% 3/1/2020         Aa3            485         472,302
                           California Ed Fac Auth Rev CA Institute of Technology 4 1/2% 10/1/2027 AAA          1,000         820,000
                           Coastal Carolina Univ SC Rev AMBAC+ 5.30% 6/1/2022                     Aaa          2,040       1,927,800
                           Connecticut St Higher Ed Supplemental Ln Auth Rev Ser A
                           AMT+++ 7 3/8% 11/15/2005                                                A1             65          65,784
                           Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I
                           MBIA+ 5 1/4% 7/1/2025                                                  AAA            590         549,437
                           Connecticut St Hlth & Ed Fac Auth Rev Quinnipiac College Ser E
                           FSA+ 4 3/4% 7/1/2028                                                   AAA          1,935       1,642,331
                           Delaware St Econ Dev Auth Rev DE St Univ Proj MBIA+ 5 1/4% 10/1/2017   AAA            935         912,794
                           Delaware St Econ Dev Auth Rev DE Tech Pk Univ DE Proj
                           AMBAC+ 6.00% 2/1/2021                                                  AAA          1,000       1,027,500
                           District of Columbia Rev Amer College Obstetrician
                           AMBAC+ 4 3/4% 8/15/2018                                                Aaa          1,250       1,082,813
                           District of Columbia Rev Georgetown Univ Ser A MBIA+ 6.00% 4/1/2018    AAA            900         920,250
                           District of Columbia Rev Gonzaga College High Sch
                           FSA+ 5 3/8% 7/1/2019                                                   AAA          1,000         955,000
                           District of Columbia Rev James F Oyster Elem Sch Pilot
                           ACA+ 6 1/4% 11/1/2021                                                    A            850         865,938
                           District of Columbia Rev James F Oyster Elem Sch Pilot
                           ACA+ 6 1/4% 11/1/2031                                                    A          1,250       1,265,625
                           Greenville Cnty SC Univ Ctr Univ Ctr Proj Ser A AMBAC+ 5 1/4% 4/1/2019 AAA            235         222,956
                           Indiana St Ed Fac Auth Rev 6.65% 3/1/2019                              Aaa         10,740      11,438,100
                           Louisiana St Univ & Agric & Mech College Bd Hlth Sciences Ctr Proj
                           MBIA+ 6.20% 5/1/2020                                                   AAA            750         773,437
                           Louisiana St Univ & Agric & Mech College Bd Hlth Sciences Ctr Proj
                           MBIA+ 6 3/8% 5/1/2031                                                  AAA            600         623,250
                           Maine Hlth & Higher Ed Fac Auth Rev Ser B MBIA+ 6.00% 7/1/2029         AAA            700         705,250
                           Massachusetts St Dev Fin Agy Rev Applewild Sch Issue
                           ASSET GTY+ 5 3/4% 8/1/2019                                              AA             25          24,594
                           Massachusetts St Dev Fin Agy Rev Boston Univ Ser P 5 3/8% 5/15/2039     A3          2,000       1,740,000
                           Massachusetts St Dev Fin Agy Rev Boston Univ Ser P 6.00% 5/15/2059      A3          2,000       1,935,000
                           Massachusetts St Dev Fin Agy Rev Brooks Sch Issue Ser B
                           MBIA+ 5.00% 7/1/2029                                                   Aaa            750         651,562
                           Massachusetts St Dev Fin Agy Rev Curry College Ser
                           A ACA+ 5 3/8% 3/1/2019                                                   A            500         457,500
                           Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Med Sch Resh Ser A
                           CONNIE LEE+ 6.00% 7/1/2023                                             AAA             30          30,150
                           Massachusetts St Hlth & Ed Fac Auth Rev Wellesley College Ser F
                           5 1/8% 7/1/2039                                                        Aa1            165         143,138
                           Missouri St Hlth & Ed Fac Auth Ed Fac Rev William Jewell College

                                                                               1

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            ACA+ 6 1/8% 8/1/2019                                                    A          1,175       1,180,875
                            Monroe Cnty NY Ind Dev Agy Rev Student Hsg Ser A 5 3/8% 4/1/2029     Baa3         $  500      $  431,875
                            Montana St Student Assistance Corp Student Ln Rev Sub Ser B
                            AMT+++ 6.40% 12/1/2032                                                 A2          2,150       2,160,750
                            New Jersey Econ Dev Auth Rev Princeton Jr Sch Inc 1996 Proj
                            7.00% 5/1/2020                                                       BBB*            980       1,008,175
                            New Jersey Econ Dev Auth Rev United Methodist Homes 5 1/8% 7/1/2018   BBB          1,000         770,000
                            Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
                            RIBs AMBAC+ AMT+++ 7.85% 3/1/2022++                                   AAA          4,500       4,826,250
                            Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
                            RIBs AMBAC+ AMT+++ 9.47% 9/1/2026++                                   AAA          2,000       2,365,000
                            Pennsylvania St Higher Ed Fac Auth Rev College & Univ PA 588
                            RIBs 4.12% 7/15/2030++                                               AAA*          7,500       4,575,000
                            Pennsylvania St Higher Ed Fac Auth Rev College & Univ Trustees Univ
                            4 5/8% 7/15/2030                                                       AA          1,060         853,300
                            Private Colleges & Univ Auth GA Emory Univ Ser A 6.40% 10/1/2023      Aa1            310         318,912
                            Private Colleges & Univ Auth GA Student Ln Rev Ser B
                            AMT+++ 5.00% 11/1/2033                                                Aa1            900         776,250
                            Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Ana G Mendez
                            Univ Sys Proj 5 3/8% 2/1/2019                                         BBB            500         455,625
                            Rensselaer Cnty NY IDA Polytechnic Inst Dorm Proj
                            Ser A 5 1/8% 8/1/2029                                                  A1            975         873,844
                            Rhode Island St Hlth & Ed Bldg Corp Rev Higher Ed Fac Brown Univ
                            6.00% 9/1/2025                                                        Aa1          7,170       7,331,325
                            Texas St Higher Ed Coord Bd College Student Ln Rev
                            AMT+++ 7.70% 10/1/2025                                                  A            400         411,500
                            University AZ Univ Rev Sys AZ Bd Regents Ser A FGIC+ 5.80% 6/1/2024   AAA          1,000       1,006,250
                            University Central AR Rev Hsg Sys FSA+ 6 1/2% 1/1/2031                AAA          2,675       2,852,219
                            University NC Sys Pool Rev Ser B MBIA+ 4 1/2% 10/1/2023               AAA            130         105,950
                            University NC Univ Rev Comp Int Util Sys Zero Coupon 8/1/2019         Aa2            680         224,400
                            University NC Univ Rev Comp Int Util Sys Zero Coupon 8/1/2021         Aa2          6,310       1,814,125
                            University OK Rev Util Sys MBIA+ 4 5/8% 7/1/2024                      AAA            250         208,125
                            University TX Univ Rev Fin Sys Ser A 5.70% 8/15/2020                  AAA             20          19,875
                            University WY Univ Rev Fac Impt MBIA+ 5 1/2% 6/1/2019                 AAA            325         316,063
                            Virginia College Bldg Auth VA Ed Fac Rev Hampton Univ Proj
                            6.00% 4/1/2020                                                          A            810         827,213
                            Virginia St Pub Sch Auth Ser A 6.20% 8/1/2014                         Aa1          1,450       1,527,938
                            Wayne St Univ MI Univ Rev AMBAC+ 5.65% 11/15/2015                     AAA            215         215,269
                            Wisconsin St Hlth & Ed Fac Auth Rev Marquette Univ
                            MBIA+ 4 3/4% 6/1/2023                                                 AAA          1,470       1,247,663
                            Wyoming Student Ln Corp Student Ln Rev Ser A 6 1/4% 6/1/2029           AA            810         823,163
                            Total                                                                                         72,421,109
----------------------------------------------------------------------------------------------------------------------==============
Finance .32%                Delaware VY PA Regl Fin Auth Loc Govt Rev
                            Ser C AMBAC+ 7 3/4% 7/1/2027                                          AAA          1,000       1,257,500
                            Indiana Bd Bk Rev St Revolving Fund Prog Ser A 6 3/4% 2/1/2017        AAA            500         535,625
                            Total                                                                                          1,793,125
----------------------------------------------------------------------------------------------------------------------==============
General Obligation          Akron OH Impt 5.80% 11/1/2020                                          AA            950         961,875
10.02%                      Anchor Bay MI Sch Dist FGIC+ 4 3/4% 5/1/2026                          AAA            255         214,837
                            Boulder CO Open Space Acq 5 1/2% 8/15/2018                            Aa1          1,485       1,472,006
                            Deer Park TX Indpt Sch Dist 4.00% 2/15/2019                           AAA          2,000       1,587,500
                            District Columbia Ser A FSA+ 5 3/8% 6/1/2024                          AAA            350         324,625
                            Dodge KS Univ Sch Dist #443 FSA+ 4 3/8% 9/1/2018                      AAA          2,025       1,703,531
                            Douglas Cnty NE Sch Dist #17 Millard FSA+ 4 3/4% 6/15/2017            AAA          1,745       1,572,681
                            Florida St Bd of Ed Cap Outl Pub Ed Ser D 4 3/4% 6/1/2022             Aa2          2,490       2,150,737
                            Freeport IL Swr Sys Impts AMBAC+ 6.00% 12/1/2029                      AAA          1,500       1,503,750
                            Glen Cove NY FGIC+ 5.00% 9/15/2014                                    AAA            705         669,750
                            Harris Cnty TX Toll Rd 5.10% 8/15/2015                                Aa1          2,000       1,922,500

2

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Highlands Ranch Met CO Dist #3 ACA+ 5.30% 12/1/2019                     A         $  200      $  179,000
                            Hilton Head IS SC Ser A FGIC+ 5 1/2% 12/1/2023                        AAA             25          24,031
                            Hilton Head IS SC Ser A FGIC+ 5 1/8% 12/1/2024                        AAA            705         633,618
                            Honolulu HI City & Cnty Ser D FGIC+ AMT+++ 4.45% 2/1/2005             AAA          4,230       4,076,663
                            Idaho Falls ID Elec Defd Int FGIC+ Zero Coupon 4/1/2013               AAA            500         243,750
                            Kilmarnock VA Pub Impt 6 1/4% 3/1/2027                               BBB*          1,430       1,465,750
                            King Cnty WA RIBs 6.87% 12/1/2013++                                   AA*          2,000       2,140,000
                            Laredo TX Indpt Sch Dist 5 1/2% 8/1/2021                              AAA          1,210       1,167,650
                            Mississippi St Cap Impt Ser B FGIC+ 4 1/4% 11/1/2018                  AAA          2,035       1,668,700
                            New Haven CA Univ Sch Dist Ser B FGIC+ Zero Coupon 8/1/2022           AAA          4,625       1,208,281
                            New Orleans LA FGIC+ 4 3/4% 12/1/2026                                 AAA          1,900       1,593,625
                            New York St Ser B 6.00% 8/15/2018                                       A            200         204,250
                            North Providence RI Ser A MBIA+ 6 1/8% 7/1/2016                       AAA          1,410       1,480,500
                            Ohio St Infrastructre Impt Ser A 5 1/2% 2/1/2019                      Aa1            205         202,694
                            Omaha NE 5 1/8% 11/15/2016                                            AAA            880         841,500
                            Omaha NE 5 1/8% 11/15/2017                                            AAA            735         697,331
                            Oregon St Alternate Energy Proj Ser A AMT+++ 5.00% 1/1/2015           Aa2          1,915       1,819,250
                            Oregon St Alternate Energy Proj Ser A AMT+++ 5.05% 1/1/2016           Aa2          1,995       1,892,756
                            Oregon St Alternate Energy Proj Ser A AMT+++ 5.10% 1/1/2017           Aa2          1,130       1,070,675
                            Pearland TX Indpt Sch Dist 5 1/8% 2/15/2022                           AAA          1,500       1,372,500
                            Plymouth-Canton MI Cmnty Sch Dist FGIC+ 4.60% 5/1/2014                AAA          1,780       1,604,225
                            Puerto Rico Comwlth Pub Impt 6.00% 7/1/2029                             A          1,500       1,511,250
                            Richmond VA FSA+ 5 1/2% 1/15/2018                                     AAA          2,250       2,185,312
                            Richmond VA Pub Impt Ser B 5 1/2% 7/15/2023                            AA          2,120       2,029,900
                            Taunton MA FSA+ 4 3/4% 5/1/2019                                       AAA          2,765       2,419,375
                            Texas St Wtr Dev Bd 7.15% 8/1/2035                                    Aa1          1,915       2,039,475
                            Washington Multnomah & Yamhill Cnty OR Sch Dist No 1J
                            FSA+ 5 1/2% 4/1/2017                                                  Aaa            770         765,187
                            Washington Multnomah & Yamhill Cnty OR Sch Dist No 1J
                            FSA+ 5.60% 4/1/2020                                                   Aaa            490         484,488
                            Washington St Ser A 5 3/4% 7/1/2014                                   Aa1          3,415       3,474,763
                            Wylie TX Indpt Sch Dist Zero Coupon 8/15/2029                         Aaa          1,500         260,625
                            Wyoming OH City Sch Dist 5 1/4% 12/1/2022                             Aa3          1,000         922,500
                            Total                                                                                         55,763,416
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 15.44%           Abag Fin Auth For Nonprofit Corp CA Ctfs Partn O'Connor Woods
                            Obligated Group ACA+ 6.20% 11/1/2029                                    A          1,500       1,537,500
                            Clackamas Cnty OR Hosp Fac Auth Rev Legacy Hlth Sys
                            MBIA+ 5.00% 2/15/2015                                                 AAA          1,750       1,649,375
                            Clackamas Cnty OR Hosp Fac Auth Rev Legacy Hlth Sys
                            MBIA+ 5.00% 2/15/2016                                                 AAA          1,000         940,000
                            Cobb Cnty GA Hosp Auth Rev Antic Ctfs Ser A AMBAC+ 4 3/4% 4/1/2026    AAA            375         313,125
                            Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac Prog Ser C
                            AMBAC+ 5 1/2% 7/1/2019                                                AAA            125         120,312
                            Connecticut St Hlth & Ed Fac Auth Rev Horace Bushnell Mem Hall Ser A
                            MBIA+ 5 1/2% 7/1/2019                                                 Aaa            100          96,250
                            Connecticut St Hlth & Ed Fac Auth Rev The Griffin Hosp Ser A
                            5 3/4% 7/1/2023                                                      Baa2          2,980       2,525,550
                            Connecticut St Hlth & Ed Fac Auth Rev Waterbury Hosp Issue Ser C
                            ASSET GTY+ 5 3/4% 7/1/2029                                             AA            460         447,925
                            Cumberland Cnty PA Muni Auth Rev 1st Mtg Carlisle Hosp & Hlth
                            6.80% 11/15/2014                                                      BBB          1,650       1,563,375
                            Dade Cnty FL Hlth Fac Auth Hosp Rev Miami Child
                            FGIC+ 6 7/8% 8/15/2017                                                AAA          3,000       3,014,370

                                                                               3

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000

                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr
                            ACA+ 5 3/8% 12/1/2018                                                   A        $ 2,625     $ 2,395,312
                            District of Columbia Rev Amer Assoc of Homes & Svcs
                            ACA+ 6.00% 7/1/2024                                                     A            325         318,094
                            Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys Oblig Group
                            MBIA+ 5.60% 8/15/2017                                                 AAA          1,310       1,285,437
                            Halifax Hosp Med Ctr FL Hlth Care Fac Rev Halifax Mgmt Sys Ser A
                            ACA+ 5.20% 4/1/2018                                                     A          3,470       3,127,337
                            Hanover Cnty VA Ind Dev Auth Bon Secours Hlth Sys Proj
                            MBIA+ 5 1/2% 8/15/2025                                                AAA            175         167,781
                            Hastings MN Hlth Care Fac Rev Regina Med Ctr ACA+ 5.30% 9/15/2028       A          1,100         951,500
                            Illinois Hlth Fac Auth Rev Holy Cross Hosp Proj 6 3/4% 3/1/2024      Baa1          2,000       2,002,500
                            Illinois Hlth Fac Auth Rev Hosp Sisters Svc Inc Ser A
                            MBIA+ 5.00% 6/1/2018                                                  Aaa           1,610      1,428,875
                            Indiana Cnty PA Hosp Auth Rev Ser A 7 1/8% 7/1/2023                   AAA          1,500       1,552,500
                            Iowa Fin Auth Rev IA St Revolving Fd Comb Ser 6 1/4% 5/1/2024           A          3,400       3,531,750
                            Iowa Fin Auth Rev Mercy Hlth Sys Ser V 5 1/4% 8/15/2021                AA            500         443,750
                            Jackson OH Hosp Fac Rev Cons Hlth Sys Jackson Hosp
                            ASSET GTY+ 6 1/8% 10/1/2023                                            AA          3,050       3,072,875
                            Johnson City TN Hlth & Ed Fac Bd Hosp Rev 1st Mtg
                            Mtn States Hlth Ser A MBIA+ 6 3/4% 7/1/2017                           AAA          3,000       3,333,750
                            Knox Cnty TN Hlth Ed & Hsg Fac Univ Hlth Sys Inc 5 5/8% 4/1/2029     Baa1            345         282,900
                            Lucas Cnty OH Hosp Rev Promedia Hlth Care Oblig Corp
                            AMBAC+ 5 3/8% 11/15/2039                                              AAA            755         683,275
                            Maryland St Hlth & Higher Ed Fac Auth Rev Catholic
                            Hlth Initiatives Ser A 6.00% 12/1/2024                                 AA          1,000       1,003,750
                            Maryland St Hlth & Higher Ed Fac Auth Rev Kaiser Permanente Ser A
                            5 3/8% 7/1/2015                                                         A          5,000       4,712,500
                            Massachusetts St Dev Fin Agy Rev May Inst Issue
                            ASSET GTY+ 5 3/4% 9/1/2024                                             AA            845         813,313
                            Massachusetts St Dev Fin Agy Rev Northern Berkshire Cmnty Ser A
                            ACA+ 6 1/4% 8/15/2019                                                   A          1,000       1,002,500
                            Mckean Cnty PA Hosp Auth Rev Bradford Hosp Proj ACA+ 6.00% 10/1/2013    A          3,500       3,591,875
                            Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Group Hlth
                            Plan Proj 6.90% 10/15/2022                                           Baa1            700         706,125
                            Montgomery AL Med Clinic Bd Hlth Care Fac Rev 7.00% 3/1/2015            A          1,305       1,322,774
                            Montgomery Cnty OH Rev Catholic Hlth Initiatives
                            Ser S 6.00% 12/1/2026                                                  AA          4,000       3,940,000
                            New Hampshire Higher Ed & Hlth Fac Auth Rev Androscoggin Vly Hosp
                            5.80% 11/1/2027                                                         A            750         652,500
                            New Jersey Econ Dev Auth Rev 1st Mtg Cadbury Corp Ser A
                            ACA+ 5 1/2% 7/1/2028                                                    A          1,000         920,000
                            New Jersey Econ Dev Auth Rev Transn Proj Sublease Ser A
                            FSA+ 5.00% 5/1/2018                                                   AAA            200         183,750
                            New Jersey Hlth Care Fac Fin Auth Rev Ser C MBIA+ 8.60% 7/1/2017      AAA            325         334,019
                            New Jersey Hlth Care Fac Fin Auth Rev Society Of the VY Hosp Ser C
                            MBIA+ 6 5/8% 7/1/2010                                                 AAA            250         253,762
                            New York St Med Care Fac Fin Agy Rev 8 7/8% 8/15/2007                   A          1,035       1,040,848
                            North Carolina Med Care Commn Rev NC Hsg Fndtn Inc
                            ACA+ 6.45% 8/15/2020                                                    A            950         973,750
                            Plymouth MN Hlth Fac Rev West Hlth Proj Ser A FSA+ 6 1/8% 6/1/2024    AAA          3,190       3,241,838
                            Pottsville PA Hosp Auth Hosp Rev Hosp & Warne
                            Clinic ACA+ 5 5/8% 7/1/2024                                             A            250         229,375
                            Rhode Island St Hlth & Ed Bldg Corp Rev Hlth Fac Tockwotton Home
                            6 1/4% 8/15/2022                                                     BBB*            750         675,937
                            Rhode Island St Hlth & Ed Bldg Corp Rev Hosp Fin
                            ASSET GTY+ 5.30% 7/1/2029                                              AA            480         413,400
                            Rhode Island St Hlth & Ed Bldg Corp Rev Roger Williams Rlty
                            FHA+ 6 1/2% 8/1/2029                                                  AAA          4,340       4,475,625
                            Rochester MN Hlth Care Fac Rev Ser H RIBs 7.76% 11/15/2015++           AA          9,000       9,416,250

4

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs Econ Dev Auth Hosp Fac Rev Hlth Alliance Ser A
                            7 3/8% 12/15/2021                                                    Baa1        $ 1,000      $  992,500
                            Teton Cnty WY Hosp Dist Hosp Rev Ref & Impt ACA+ 5.80% 12/1/2017        A            400         390,500
                            University MO Hlth Fac Rev Univ MO Hlth Sys Ser A
                            AMBAC+ 5 1/8% 11/1/2028                                               AAA          1,050         925,312
                            Vermont Ed & Hlth Bldg Fin Agy Rev Hosp Fletcher Allen Hlth Ser A
                            AMBAC+ 5 3/4% 12/1/2018                                               AAA          1,500       1,503,750
                            Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth
                            Care Ser B 5 1/2% 2/15/2015                                           BBB          1,625       1,421,875
                            Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn
                            ACA+ 7 7/8% 11/1/2022                                                   A          3,275       3,704,844
                            Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan Svc
                            MBIA+ 6 1/2% 8/15/2011                                                AAA            315         326,812
                            Total                                                                                         85,954,902
----------------------------------------------------------------------------------------------------------------------==============
Housing 10.62%              Alexandria VA Redev & Hsg Auth Multi Fam Hsg Rev Parkwood
                            Court Apt Proj Ser A 6 1/8% 10/1/2029                                  A3            180         179,550
                            Arlington Cnty VA Ind Dev Auth Multi Fam Rev Hsg Mtg 8.00% 7/1/2015   BB*            890         893,337
                            Arlington Cnty VA Ind Dev Auth Multi Fam Rev Hsg Mtg 6.30% 7/1/2016     A            500         513,125
                            Bexar Cnty TX Hsg Fin Corp Rev Coll Mtg Ser A GNMA+ AMT+++
                            8.20% 4/1/2022                                                        AAA            555         564,712
                            Clayton Cnty GA Hsg Auth Multi Fam Hsg Rev Pointe Clear Apts
                            FSA+ AMT+++ 5.70% 7/1/2023                                            AAA            850         828,750
                            Colorado Hsg Fin Auth Multi Fam Hsg Insd Mtg Ser B-2 AMT+++
                            5.90% 10/1/2038                                                       Aa2            130         124,475
                            Colorado Hsg Fin Auth Multi Fam Hsg Ser A AMT+++
                            6.80% 10/1/2037                                                       Aa2          2,360       2,480,950
                            Colorado Hsg Fin Auth Multi Fam Insd Mtg Ser C-3 FHA+ 5.70% 10/1/2021 Aa2          5,300       5,134,375
                            Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser A Sub A-2
                            FHA+ AMT+++ 6.45% 12/1/2027                                           AAA            210         213,938
                            Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser B Sub B-2
                            FHA+ AMT+++ 6.55% 12/1/2027                                           AAA          2,000       2,045,000
                            Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2
                            FHA+ AMT+++ 6.40% 12/1/2015                                           AAA          1,250       1,289,062
                            Idaho Hsg Agy Sing Fam Mtg Ser F FHA+ AMT+++ 7.45% 7/1/2015           Aaa            775         817,625
                            Illinois Hsg Dev Auth Multi Fam Hsg Lawndale
                            FHA+ AMT+++ 6.80% 12/1/2016                                           AAA          1,000       1,055,000
                            Illinois Hsg Dev Auth Multi Fam Hsg Lawndale
                            FHA+ AMT+++ 7.10% 12/1/2034                                           AAA          1,500       1,603,125
                            Indiana St Hsg Fin Auth Sing Fam Mtg Rev Ser D
                            GNMA+ AMT+++ 7.80% 1/1/2022                                           Aaa            450         459,563
                            Maine St Hsg Auth Mtg Purp Ser A-2 AMT+++ 6 3/4% 11/15/2035           Aa2            130         133,900
                            Manchester NH Hsg & Redev Auth Rev Ser B ACA+ Zero Coupon 1/1/2019      A          2,570         719,600
                            Manchester NH Hsg & Redev Auth Rev Ser B ACA+ Zero Coupon 1/1/2022      A          5,140       1,156,500
                            Manchester NH Hsg & Redev Auth Rev Ser B ACA+ Zero Coupon 1/1/2023      A          5,140       1,079,400
                            Manchester NH Hsg & Redev Auth Rev Ser B ACA+ Zero Coupon 1/1/2026      A          5,140         867,375
                            Manchester NH Hsg & Redev Auth Rev Ser B ACA+ Zero Coupon 1/1/2029      A          4,140         569,250
                            Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev Residential Ser B
                            AMT+++ 6.15% 9/1/2032                                                 Aa2          2,000       2,002,500
                            Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev Sing Fam Ser 7
                            AMT+++ 7.30% 4/1/2025                                                 Aa2            375         384,375
                            Massachusetts St Hsg Fin Agy Hsg Rev Rental Mtg Ser A
                            AMBAC+ AMT+++ 7.35% 1/1/2035                                          AAA          1,430       1,519,375
                            Massachusetts St Hsg Fin Agy Hsg Rev Sing Fam Ser 29
                            AMT+++ 6 3/4% 6/1/2026                                                Aa3          1,460       1,509,275
                            Minneapolis St Paul MN Hsg Fin Bd Rev Sing Fam Mtg Ser AB
                            GNMA/FNMA+ AMT+++ 6 1/4% 11/1/2030                                    AAA            800         825,000
                            Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT+++ 5.60% 7/1/2022   Aa2            995         948,981

                                                                               5

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Minnesota St Hsg Fin Agy Sing Fam Mtg Ser H-1 AMT+++ 5.65% 7/1/2031   Aa2        $ 2,000     $ 1,867,500
                            Missouri St Hsg Dev Cmnty Mtg Sing Fam Mtg Rev Ser A
                            GNMA+ AMT+++ 7 3/8% 8/1/2023                                          AAA            400         412,084
                            Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1
                            GNMA/FNMA+ AMT+++ Zero Coupon 3/1/2029                                AAA          2,420         396,275
                            New Orleans LA Fin Auth Sing Fam Mtg Rev Ser B-2
                            GNMA/FNMA+ AMT+++ 6.00% 12/1/2018                                     Aaa          1,260       1,275,750
                            North Carolina Hsg Fin Agy Sing Fam Rev Ser BB AMT+++ 6 1/4% 3/1/2012 Aa2          1,245       1,282,350
                            Ohio Hsg Fin Auth Sing Fam Mtg Rev Ser C GNMA+ AMT+++ 7.85% 9/1/2021  AAA            230         236,164
                            Oklahoma Hsg Fin Agy Sing Fam Rev Ser B-1 Zero Coupon 3/1/2029        Aaa          5,000         793,750
                            Oklahoma Hsg Fin Agy Sing Fam Rev Ser B-2 AMT+++ Zero Coupon 9/1/2030 Aaa          9,900       1,435,500
                            Oklahoma Hsg Fin Agy Sing Fam Rev Ser D-1
                            GNMA/FNMA+ Zero Coupon 3/1/2029                                       Aaa          7,435       1,217,481
                            Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Ser B-1 5.30% 9/1/2026          Aaa            750         702,187
                            Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Homeowner Ser D-2
                            GNMA/FNMA+ AMT+++ Zero Coupon 9/1/2030                                Aaa          4,425         625,031
                            Phoenix AZ Ind Dev Auth Multi Fam Hsg Rev Ventana Palms Apt Proj Ser    A
                            MBIA+ 6.15% 10/1/2029                                                 Aaa             75          75,937
                            South Dakota Hsg Dev Auth Home Ownership Mtg Ser A 51/8% 5/1/2027     AAA          5,500       4,915,625
                            Tennessee Hsg Dev Agy Mtg Fin Ser A AMT+++ 7 1/8% 7/1/2026             AA          1,325       1,346,531
                            Texas St Dept Hsg & Cmnty Affair Residential Mtg Rev Ser A
                            GNMA/FNMA+ AMT+++ 6.20% 7/1/2019                                      AAA          2,000       2,027,500
                            Utah St Hsg Fin Agy Sing Fam Mtg Ser A 2 FHA+ AMT+++ 7 3/4% 1/1/2023  AAA             35          35,971
                            Virginia St Hsg Dev Auth Comwlth Mtg Ser A 7.10% 1/1/2022             Aa1          7,600       7,856,500
                            Washington St Hsg Fin Cmnty Sing Fam Prog Ser 2-A
                            GNMA/FNMA+ AMT+++ 6.30% 12/1/2027                                     Aaa            895         905,068
                            West Virginia St Bldg Cmnty Lease Rev W. VA Regl Jail Ser A
                            AMBAC+ 5 3/8% 7/1/2018                                                AAA          1,000         975,000
                            Wyoming Cmnty Dev Auth Hsg Rev Ser 2 AMT+++ 6.35% 6/1/2029            Aa2            800         811,000
                            Total                                                                                         59,111,322
----------------------------------------------------------------------------------------------------------------------==============
Industrial 4.13%            Albany Dougherty GA Payroll Dev Auth Solid Waste Disp Rev Procter &
                            Gamble Paper Prod AMT+++ 5.20% 5/15/2028                              Aa2          1,000         882,500
                            Bedford Cnty VA Ind Dev Auth Ind Dev Rev Nekoosa Packaging Proj
                            AMT+++ 6.30% 12/1/2025                                               Baa2            465         453,375
                            Broward Cnty FL Resource Recov Rev Ses Broward Co LP South Proj
                            7.95% 12/1/2008                                                         A              2           2,064
                            Butler AL Ind Dev Bd Solid Waste Disp Rev James River Proj
                            AMT+++ 8.00% 9/1/2028                                                 BBB          1,500       1,623,750
                            Carroll Cnty KY Collat Poll Ctrl KY Util Co Proj Ser A 7.45% 9/15/2016 A1          3,200       3,404,000
                            Clark Cnty NV Ind Dev Rev PA Ser 349 RIBs 5.97% 10/1/2030++            A*         12,500      10,390,625
                            Connecticut St Dev Auth Solid Waste Disp Fac Rev Pfizer Inc Proj
                            AMT+++ 7.00% 7/1/2025                                                 AAA          2,500       2,721,875
                            Green Bay WI Redev Auth Fort James Proj AMT+++ 5.60% 5/1/2019        Baa2          1,000         903,750
                            Jacksonville FL Swr & Solid Waste Disp Fac Rev Anheuser-Busch Proj
                            AMT+++ 5 7/8% 2/1/2036                                                 A1            500         488,750
                            Missouri St Dev Fin Bd Solid Waste Disp Rev Procter & Gamble Paper Proj
                            AMT+++ 5.20% 3/15/2029                                                 AA          1,000         883,750
                            Moraine OH Solid Waste Disp General Motors Corp Proj
                            AMT+++ 5.65% 7/1/2024                                                   A            450         437,062
                            Texas City TX Ind Dev Corp Marine Term Rev Arco Pipe Line
                            7 3/8% 10/1/2020                                                        A            650         767,812
                            Total                                                                                         22,959,313
----------------------------------------------------------------------------------------------------------------------==============
6

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 10.03%        Aspen CO Sales Tax Rev 5.40% 11/1/2019                                  A         $  135      $  128,925
                            Aurora IL Install Contrct 6.00% 1/1/2020                               AA            865         859,957
                            Austin TX Ser A MBIA+ 4 1/4% 5/15/2028                                AAA          9,750       7,446,562
                            Bemidji MN Lease Rev MN St Bureau Criminal Appreh
                            MBIA+ 5 3/4% 12/1/2018                                                Aaa            555         560,550
                            Bemidji MN Lease Rev MN St Bureau Criminal Appreh
                            MBIA+ 5 3/4% 12/1/2019                                                Aaa            590         594,425
                            Boise City ID Urban Renewal Lease Rev Urban Renewal ADA Cnty Courts
                            AMBAC+ 6 1/4% 8/15/2019                                               AAA          7,485       7,915,387
                            Chicago IL Sales Tax Rev FGIC+ 5 3/8% 1/1/2030                        AAA            530         486,275
                            Chicago IL Sales Tax Rev FGIC+ 5 3/4% 1/1/2034                        AAA          7,565       7,345,085
                            Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev
                            MBIA+ 5 5/8% 10/1/2026                                                AAA          3,550       3,532,250
                            Delaware St Econ Dev Auth Rev Student Hsg Univ Courtyard Ser A
                            ASSET GTY+ 5.90% 8/1/2019                                              AA            700         699,125
                            George L Smith II GA World Congress Ctr Auth Rev Domed Stadium Proj
                            MBIA+ AMT+++ 5 3/4% 7/1/2015                                          AAA          1,500       1,515,000
                            George L Smith II GA World Congress Ctr Auth Rev Domed Stadium Proj
                            MBIA+ AMT+++ 5 1/2% 7/1/2020                                          AAA          2,500       2,396,875
                            Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail
                            Proj 6 1/8% 11/1/2019                                                 Aa2          1,000       1,033,750
                            Indiana Bd Bk Sp Prog Ser C 7 1/8% 2/1/2010                             A          1,750       1,815,765
                            Miami-Dade Cnty FL Sp Oblig Sub Ser A MBIA+ Zero Coupon 10/1/2024     AAA          3,650         825,813
                            Miami-Dade Cnty FL Sp Oblig Sub Ser B MBIA+ Zero Coupon 10/1/2033     AAA         10,000       1,287,500
                            Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A
                            AMBAC+ 5.15% 6/1/2019                                                 AAA          1,500       1,380,000
                            Navajo Cnty AZ Muni Ppty Corp Jail Fac ACA+ 6 1/4% 7/1/2020           BBB          1,000         992,500
                            Providence RI Redev Agy Rev Pub Safety & Muni Bldg Ser A
                            AMBAC+ 5 3/4% 4/1/2029                                                Aaa            690         687,413
                            Riverside VA Regl Jail Auth Jail Fac Rev MBIA+ 6.00% 7/1/2025         AAA          5,000       5,087,500
                            St Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp Arena
                            AMT+++ 7 7/8% 12/1/2024                                               BB*          3,500       3,679,375
                            Washington Cnty PA Auth Rev Cap Fdg Rev Cap Proj & Equip Prog
                            AMBAC+ 6.15% 12/1/2029                                                AAA          3,770       3,930,225
                            West Vy City UT Muni Bldg Auth Lease Rev MBIA+ 6.00% 1/15/2010        AAA          1,580       1,617,525
                            Total                                                                                         55,817,782
----------------------------------------------------------------------------------------------------------------------==============
Pollution 1.23%             Coconino Cnty AZ Poll Ctrl Cor Rev Nev Pwr Co Ser B
                            AMT+++ 5.80% 11/1/2032                                                BBB          2,000       1,747,500
                            Farmington NM Poll Ctrl Rev Svc Co San Juan Ser C
                            AMBAC+ 5.70% 12/1/2016                                                AAA          1,500       1,503,750
                            Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
                            Ser B 7.20% 7/1/2016                                                  Aaa          3,250       3,591,250
                            Total                                                                                          6,842,500
----------------------------------------------------------------------------------------------------------------------==============
Power 7.26%                 Gainesville FL Util Sys Rev Ser A 5.20% 10/1/2022                      AA            500         463,750
                            Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro 2nd Ser B
                            MBIA+ AMT+++ 5 3/8% 1/1/2018                                          AAA            300         285,375
                            Hamilton OH Elec Sys Mtg Rev Ser B FGIC+ 6.30% 10/15/2025             AAA          7,555       7,791,094
                            Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev RIBs
                            AMT+++ 6.58% 12/15/2023++                                             AAA          2,000       1,782,500
                            Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co Ser A
                            MBIA+ AMT+++ 6.60% 1/1/2025                                           AAA            235         242,931
                            Indiana Muni Pwr Agy Pwr Supply Sys Ser A MBIA+ 5.30% 1/1/2023        AAA          1,920       1,759,200
                            Jacksonville FL Elec Auth Rev Wtr & Swr Sys Ser A 6.00% 10/1/2024      AA          2,830       2,847,688
                            Jacksonville FL Elec Auth Rev Wtr & Swr Sys Ser A 5 3/8% 10/1/2029     AA          1,785       1,653,356
                            Milwaukee WI Loc Dist Heating Fac Rev WI Elec Pwr Co Proj
                            AMT+++ 6.85% 10/1/2021                                                 AA          4,100       4,299,875
                            Navajo Cnty AZ Poll Ctrl AZ Pub Svc Ser A AMBAC+ 5 7/8% 8/15/2028     AAA            650         654,875
                            North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser G
                            ACA+ 5 3/4% 12/1/2016                                                   A          5,000       4,987,500
                            North Carolina Muni Pwr Agy No 1 Catawba Elec Rev ACA+ 5.00% 1/1/2015   A          5,950       5,474,000

                                                                               7

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Northwest AL Gas Dist AL Gassys Rev Ser A MBIA+ 6.00% 5/1/2030        Aaa        $ 3,035     $ 3,084,319
                            Salt River Proj AZ Agric Impt Pwr Dist Elec Sys
                            Rev Ser A 5 1/2% 1/1/2019                                             Aa2          1,075       1,057,531
                            Salt River Proj AZ Agric Impt Pwr Dist Elec Sys
                            Rev Ser C 5.00% 1/1/2025                                              Aa2          2,750       2,464,688
                            Western Generation Agy OR Rev Wauna Cogeneration Ser B
                            AMT+++ 7.40% 1/1/2016                                                BBB*          1,500       1,560,000
                            Total                                                                                         40,408,682
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 15.98%          Amarillo TX Hlth Fac Corp Reg RIBs FSA+ 8.94% 1/3/2022++              AAA          4,050       4,449,938
                            Anne Arundel Cnty MD Cons Gen Impt 6.30% 8/1/2015                     AAA          1,000       1,072,500
                            Anne Arundel Cnty MD Cons Wtr & Swr 6.30% 8/1/2023                    AAA            505         541,613
                            Chattanooga Hamilton Cnty TN Hosp Auth Rev Ser B
                            RIBs FSA+ 9.37% 5/25/2021++                                           AAA          3,500       3,828,125
                            Clermont Cnty OH Hosp Fac Rev Mercey Hlth Ser A Prerefunded
                            AMBAC+ 7 1/2% 9/1/2019                                                AAA            285         296,400
                            Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86A ETM
                            MBIA+ Zero Coupon 8/1/2015                                            AAA          1,000         391,250
                            Connecticut St Hlth & Ed Fac Auth Rev Waterbury Hosp Ser B
                            FSA+ 7.00% 7/1/2020                                                   AAA          1,000       1,026,860
                            Cumberland Cnty NC Ctfs Partn Civic Ctr Proj Ser A
                            AMBAC+ 6.40% 12/1/2019                                                AAA          2,800       3,031,000
                            Cumberland Cnty NC Ctfs Partn Civic Ctr Proj Ser A
                            AMBAC+ 6.40% 12/1/2024                                                AAA            500         541,250
                            District of Columbia Rev Catholic Univ America
                            CONNIE LEE+ 6.45% 10/1/2023                                           AAA          1,950       2,084,063
                            District of Columbia Rev RIBs 8.78% 4/25/2022++                       AAA          7,750       8,554,063
                            Fulton Cnty GA Hosp Auth Rev Ctfs Northside Hosp Ser B
                            MBIA+ 6.60% 10/1/2011                                                 AAA          3,000       3,183,750
                            Glendale AZ Dev Auth Ed Fac Rev Amer Graduate Sch Intl
                            CONNIE LEE+ 7 1/8% 7/1/2020                                           AAA          1,000       1,113,750
                            Henrico Cnty VA Ind Dev Auth Pub Fac Lease Rev 71/8% 8/1/2021         AAA          3,095       3,458,663
                            Hillsborough Cnty FL Sch Bd Ctfs Partn MBIA+ 6.00% 7/1/2014           AAA          1,500       1,591,875
                            Indiana St Ed Fac Auth Rev 6.65% 3/1/2019                             AAA            860         926,650
                            Indiana Univ Rev 10 1/8% 7/1/2010                                     AAA            710         756,150
                            Kansas City MO Arpt Rev Gen Impt Ser B FSA+ 6 7/8% 9/1/2014           AAA          2,550       2,773,125
                            Lake Of The Ozarks Cmnty Bd Corp MO Bdg Sys Rev 6 1/4% 12/1/2016      AAA          2,535       2,756,813
                            Massachusetts St Hlth & Ed Fac VY Regl Hlth Sys Issue
                            Ser B 8.00% 7/1/2018                                                  AAA            500         514,450
                            Met Govt Nashville & Davidson Cnty TN Wtr & Swr Rev RIBs
                            AMBAC+ 8.10% 1/1/2022++                                               AAA         10,750      11,583,125
                            Michigan St Hosp Fin Auth Rev Sister of Mercy Hlth Corp Ser J
                            7 1/2% 2/15/2018                                                      AAA          1,000       1,046,840
                            Michigan St Trunk Line Ser A MBIA+ 5 1/2% 10/1/2021                   AAA          1,000         967,500
                            Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Ser A
                            MBIA+ 6 3/4% 8/15/2014                                                AAA          1,300       1,337,466
                            Montgomery AL Med Clinic Bd Hlth Care Fac Rev 7.00% 3/1/2015          AAA            445         455,533
                            New Jersey Econ Dev Auth Rev Ed Testing Svc Ser B
                            MBIA+ 6 1/4% 5/15/2025                                                AAA          3,000       3,228,750
                            New Jersey Hlth Care Fac Ocean Cnty Med Ctr FSA+ 6 3/4% 7/1/2020      AAA          1,000       1,046,250
                            New Jersey Sports & Exposition Auth Rev Monmouth Pk Ser A
                            8.00% 1/1/2025                                                        AAA          1,600       1,830,000
                            Norfolk VA Ind Dev Auth Rev Childrens Hosp Kings Group
                            AMBAC+ 6 1/2% 6/1/2021                                                AAA            650         676,813
                            Ohio St 6.20% 8/1/2013                                                AAA            750         805,313
                            Ouachita Parish LA Hosp Svc Dist No 1 Rev Glenwood Regl Med Ctr
                            7 1/2% 7/1/2021                                                       AAA          1,000       1,053,750
                            Philadelphia PA Auth For Ind Dev Rev Long Term Care FFE/Maplewood
                            8.00% 1/1/2024                                                        AAA          2,475       2,812,219
                            Phoenix AZ Civic Impt Corp Wastewtr Sys Lease Rev 6.00% 7/1/2007      AAA          1,400       1,478,750
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser S 6 1/2% 7/1/2022   AAA            150         158,438
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   AAA            372         393,728

8

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.08% 7/1/2023++          AAA        $ 2,500     $ 2,696,875
                            Springfield MO Sch Dist No R-12 Ser A FGIC+ 6 3/4% 3/1/2011           AAA          1,225       1,252,403
                            Uintah Cnty UT Poll Ctrl Rev Natl Rural Util Dsrt Ser 84F 2
                            10 1/2% 6/15/2014                                                     AAA          1,000       1,067,500
                            University CO Hosp Auth Rev Ser A AMBAC+ 6.40% 11/15/2022             AAA          2,300       2,435,125
                            University NM Tech Dev Corp Lease Rev Univ Ctr Res Ser A MBIA+
                            6.55% 8/15/2025                                                       AAA          1,410       1,526,325
                            Vermont Ed & Hlth Bldg Fin Agy Rev St Michaels College Proj
                            7.05% 10/1/2016                                                       AAA          2,000       2,140,000
                            Virginia St 6 1/2% 6/1/2015                                           AAA          2,000       2,135,000
                            Washington St Ser B 6.70% 6/1/2016                                    AAA            500         512,500
                            Weber Cnty UT Muni Bldg Auth Lease Rev ASSET GTY+ 7 1/2% 12/15/2019   AAA          3,000       3,378,750
                            Total                                                                                         88,911,241
----------------------------------------------------------------------------------------------------------------------==============
Solid Waste .17%            Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT+++ 6.40% 1/1/2015          AAA            900         951,750
----------------------------------------------------------------------------------------------------------------------==============
Transportation 9.23%        Albany Cnty NY Arpt Auth Rev Ser B 4 3/4% 12/15/2018                  AAA          4,165       3,696,438
                            Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60% 7/1/2016            AAA          2,650       2,790,265
                            Atlanta GA Arpt Rev Ser A FGIC+ 5 1/2% 1/1/2026                       AAA          2,000       1,909,880
                            Billings MT Arpt Rev MBIA+ AMT+++ 6.10% 7/1/2016                      AAA          1,580       1,639,250
                            Billings MT Arpt Rev MBIA+ AMT+++ 6.20% 7/1/2020                      AAA          3,285       3,383,550
                            Delaware River Port Auth PA & NJ Rev FGIC+ 5 1/2% 1/1/2026            AAA            890         857,738
                            Kansas St Dept Transn Hwy Rev 5 1/4% 9/1/2019                         Aa2            150         141,938
                            Manchester NH Gen Arpt Rev Gen Ser A MBIA+ 4 1/2% 1/1/2028            AAA          1,000         798,750
                            Manchester NH Gen Arpt Rev PA 582 MBIA+ 3.82% 1/1/2028               AAA*          5,000       2,993,750
                            Maryland St Ctfs Partn Aviation Admin Fac AMT+++ 5.00% 5/1/2022        AA          4,440       3,996,000
                            Maryland St Ctfs Partn Aviation Admin Fac AMT+++ 5.00% 5/1/2026        AA          3,065       2,724,019
                            Massachusetts St Port Auth PFC Ser A FSA+ 5 1/8% 7/1/2017             AAA            450         425,813
                            Mesa AZ Str & Hwy Rev FGIC+ 5.00% 7/1/2015                            AAA          1,000         961,250
                            Miami-Dade Cnty FL Aviation Rev MI Intl Arpt Ser B
                            FGIC+ 5 3/4% 10/1/2029                                                AAA          1,000         997,500
                            Pensacola FL Arpt Rev Ser A MBIA+ AMT+++ 6 1/8% 10/1/2018             AAA          1,000       1,031,250
                            Port Auth NY & NJ Cons 70th Ser AMT+++ 7 1/4% 8/1/2025                 AA            500         507,815
                            Port Auth NY & NJ RIBs 4.96% 8/1/2033++                               AA*          5,000       3,362,500
                            Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                     Baa1          1,025       1,016,031
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                            MBIA+ 4 3/4% 7/1/2038                                                 AAA          1,100         922,625
                            Santa Rosa Bay FL Bdg Auth Rev 6 1/4% 7/1/2028                       Baa3          2,140       2,006,250
                            Santa Rosa Bay FL Bdg Auth Rev ACA+ 6 1/4% 7/1/2028                     A         11,400      11,542,500
                            Southeastern PA Transn Auth PA Sp Rev Ser A FGIC+ 4 3/4% 3/1/2024     AAA          1,075         909,719
                            Virginia St Transn Bd Rev US Route 58 Corridor Dev
                            Ser B 5 1/2% 5/15/2018                                                Aa1          2,780       2,731,350
                            Total                                                                                         51,346,181
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 2.34%           Arizona Wtr Infrastructure Wtr Quality Ser A 5 5/8% 10/1/2014         Aa2          1,110       1,126,650
                            Arizona Wtr Infrastructure Wtr Quality Ser A 5 3/8% 10/1/2015         Aa2            235         233,531
                            Arizona Wtr Infrastructure Wtr Quality Ser A 5 1/2% 10/1/2016         Aa2            410         409,488
                            Arizona Wtr Infrastructure Wtr Quality Ser A 5 1/2% 10/1/2017         Aa2            955         950,225
                            Boston MA Wtr & Swr Commn Rev Sr Ser D FGIC+ 5.00% 11/1/2028          AAA            120         104,250
                             Charlotte NC Wtr & Swr Sys Rev 5 1/4% 6/1/2024                       Aa2             50          46,625
                            Colorado Wtr Res & Pwr Dev Drinking Wtr Rev Ser A 5.00% 9/1/2019      AAA            350         322,875
                            Colorado Wtr Res Pwr Dev Auth Clean Wtr Rev Ser A 5 1/4% 9/1/2019     AAA            355         341,688
                            Kansas St Dev Fin Auth Rev Pub Wtr Supply
                            Revolving Ln-2 4 3/4% 4/1/2018                                         A2          1,480       1,311,650
                            Louisville & Jefferson Cnty KY Ser A FGIC+ 5.00% 5/15/2022            AAA          2,380       2,139,025
                            New York NY City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A
                            5 1/2% 6/15/2023                                                      Aa3          1,500       1,436,250

                                                                               9

                            Statement of Net Assets (unaudited)
                            NATIONAL TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Royal Palm Beach FL Util Sys Rev MBIA+ 4 1/2% 10/1/2022               Aaa        $ 2,800     $ 2,313,500
                            Scottsdale AZ Wtr & Swr Rev Proj of 1989 Ser E 4 1/2% 7/1/2020        Aa1          1,340       1,132,300
                            York Cnty VA Swr Rev 5 7/8% 6/1/2024                                  Aa3            630         636,300
                            York Cnty VA Swr Rev 5 7/8% 6/1/2029                                  Aa3            490         493,675
                            Total                                                                                         12,998,032
----------------------------------------------------------------------------------------------------------------------==============
                            Total Long-Term Municipal Bonds 99.78%  (Cost $560,427,509)                                  555,279,355
----------------------------------------------------------------------------------------------------------------------==============
Short-Term Investment .63%  Puerto Rico Comwlth Tax & Rev Antic Nts Ser A-1 4 1/2% 7/30/2000
                            (Cost $3,508,966)                                                    MIG1          3,500       3,499,650
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 100.41% (Cost $563,936,475)                                            558,779,005
====================================================================================================================================
Other Assets, Less Liabilities (.41)%
====================================================================================================================================
Cash                                                                                                                       1,490,285
----------------------------------------------------------------------------------------------------------------------==============
Receivables for:            Securities sold                                                                               38,912,231
                            Interest                                                                                       9,239,742
                            Capitalstock sold                                                                                229,542
                            Total Other Assets                                                                            49,871,800
----------------------------------------------------------------------------------------------------------------------==============
Payables for:               Securities purchased                                                                          48,984,893
                            Dividends                                                                                      1,937,680
                            Capital stock reacquired                                                                         709,251
                            Other                                                                                            522,989
                            Total Liabilities                                                                             52,154,813
----------------------------------------------------------------------------------------------------------------------==============
                            Total Other Assets, Less Liabilities                                                         (2,283,013)
====================================================================================================================================
Net Assets 100.00%                                                                                                      $556,495,992
====================================================================================================================================

               Class A Shares-Net asset value ($505,201,565 / 47,287,113 shares outstanding)                                  $10.68

               Class A Shares-Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)       $11.04

               Class B Shares-Net asset value ($15,938,732 / 1,487,959 shares outstanding)                                    $10.71

               Class C Shares-Net asset value ($35,355,695 / 3,304,540 shares outstanding)                                    $10.70

          *    This security has not been rated by an independent  ratings service,  but is, in Lord Abbett's opinion, of comparable quality.

          +    Insured or guaranteed by the indicated  municipal  bond  insurance  corporation  or federal  agency.  See page 31 for
               Glossary of Terms.

          ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.

          +++  Income from these securities may be subject to the Alternative Minimum Tax (AMT).


                           See Notes to Financial Statements.

                           Statement of Net Assets (unaudited)
                           NEW YORK TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:      Principal
                                                                                              S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 14.96%            Hempstead Town NY Ind Dev Agy Civic Fac Rev Hofstra Univ Proj
                            MBIA+ 5.80% 7/1/2015                                                  AAA         $  750      $  765,000
                            New York NY City Ind Dev Agy Civic Fac Rev New Sch Ser A
                            MBIA+ 5 3/4% 9/1/2015                                                 AAA          1,335       1,355,025
                            New York St Dorm Auth Lease Rev St Univ
                            Dorm Fac Ser A 6 1/4% 7/1/2020                                          A          1,250       1,301,563
                            New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A 6.00% 7/1/2030   A          3,500       3,513,125
                            New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser C
                            MBIA+ 5 1/2% 7/1/2029                                                 AAA            700         664,125
                            New York St Dorm Auth Rev City Univ Ser C FGIC+ 7.00% 7/1/2014        AAA          3,240       3,326,638
                            New York St Dorm Auth Rev Colgate Univ MBIA+ 6.00% 7/1/2016           AAA          1,000       1,062,500
                            New York St Dorm Auth Rev Cornell Univ Ser A 7 3/8% 7/1/2020          Aa1          5,075       5,204,869

10

                           Statement of Net Assets (unaudited)
                           NEW YORK TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:      Principal
                                                                                              S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------

                            New York St Dorm Auth Rev Long Island Univ ASSET GTY+ 5 1/8% 9/1/2023  AA         $  500      $  440,625
                            New York St Dorm Auth Rev New York Univ Ser A AMBAC+ 5 3/4% 7/1/2015  AAA          2,000       1,992,500
                            New York St Dorm Auth Rev Pratt Institute ASSET GTY+ 6.00% 7/1/2024    AA          1,000       1,003,750
                            New York St Dorm Auth Rev Pratt Institute ASSET GTY+ 6.00% 7/1/2028    AA          2,000       2,015,000
                            New York St Dorm Auth Rev Sp Act Sch Dist Prog MBIA+ 6.00% 7/1/2016   AAA          1,400       1,440,250
                            New York St Dorm Auth Rev St Univ Ed Fac 5 1/2% 5/15/2026               A             75          70,593
                            New York St Dorm Auth Rev State Univ Ed Fac Ser A 5 1/4% 5/15/2021      A          1,025         944,281
                            New York St Dorm Auth Rev Univ Rochester Ser A 6.40% 7/1/2013          A1          2,030       2,164,488
                            New York St Dorm Auth Rev Upstate Cmnty College Ser A 5.00% 7/1/2028  AAA          6,000       5,317,500
                            Niagara Falls NY City Sch Dist Ctfs Partn High
                            Sch Fac 5 3/8% 6/15/2028                                              BBB          1,000         878,750
                            Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Ana G Mendez Univ
                            Sys Proj 5 3/8% 2/1/2019                                              BBB            500         455,625
                            Tompkins Cnty NY Ind Dev Agy Rev Civic Fac Cornell Univ Lake
                            5 3/4% 7/1/2030                                                       Aa1          1,500       1,496,250
                            Total                                                                                         35,412,457
----------------------------------------------------------------------------------------------------------------------==============
General Obligation          Bethlehem NY MBIA+ AMT+++ 7.20% 3/1/2022                              AAA          1,080       1,183,950
9.07%                       Buffalo NY Gen Impt Ser A AMBAC+ 4 3/4% 2/1/2019                      AAA            325         284,781
                            New York NY Ser H 5.00% 3/15/2021                                       A          5,000       4,375,000
                            Puerto Rico Comwlth FSA+ 5 3/8% 7/1/2025                              AAA            750         720,000
                            Puerto Rico Comwlth MBIA+ 5.00% 7/1/2027                              AAA            605         543,744
                            Puerto Rico Comwlth Pub Impt 6.00% 7/1/2029                             A          2,000       2,015,000
                            Puerto Rico Comwlth Pub MBIA+ 5.00% 7/1/2028                          AAA            235         211,206
                            Puerto Rico Comwlth RIBs FSA+ 8.13% 7/1/2020++                        AAA         12,000      12,120,000
                            Total                                                                                         21,453,681
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 7.47%            New York NY City Hlth & Hosp Corp Rev RIBs AMBAC+ 7.59% 2/15/2023++   AAA          6,300       5,772,375
                            New York St Dorm Auth Rev Hosp NY Hosp Med Ctr
                            AMBAC+ 5.60% 2/15/2039                                                AAA            500         475,625
                            New York St Dorm Auth Rev Mental Hlth Svc Fac Impt Ser B
                            MBIA+ 6.00% 2/15/2025                                                 AAA          1,000       1,017,500
                            New York St Dorm Auth Rev Mental Hlth Svc Fac Impt Ser B
                            MBIA+ 6.00% 2/15/2030                                                 AAA          1,000       1,017,500
                            New York St Dorm Auth Rev Mental Hlth Svc Fac Ser B
                            MBIA+ 6.00% 8/15/2012                                                 AAA          1,460       1,551,250
                            New York St Dorm Auth Rev Mental Hlth Svc Fac Ser D
                            MBIA+ 6.00% 8/15/2021                                                 AAA          1,000       1,016,250
                            New York St Dorm Auth Rev Mental Hlth Svc Fac Ser B 5 3/4% 2/15/2010    A          1,500       1,546,875
                            New York St Dorm Auth Rev Mental Hlth Svc Fac Ser B 5 3/4% 2/15/2011    A          1,385       1,423,087
                            New York St Dorm Auth Rev Mental Hlth Svc Fac Ser B 5 3/4% 2/15/2012    A          1,155       1,180,988
                            New York St Dorm Auth Rev Miriam Osborn Mem Home Ser B
                            ACA+ 6 7/8% 7/1/2025                                                    A            750         794,062
                            New York St Dorm Auth Rev Sarah Neuman Nursing Home
                            AMBAC+ 5.45% 8/1/2027                                                 AAA            550         521,125
                            New York St Med Care Fac Fin Agy Rev 7.80% 2/15/2019                    A            355         362,242
                            New York St Med Care Fac Fin Agy Rev Montefiore Med Ser A
                            AMBAC+ 5 3/4% 2/15/2025                                               AAA          1,000         992,500
                            Total                                                                                         17,671,379
----------------------------------------------------------------------------------------------------------------------==============
Housing 2.40%               New York St Mtg Agy Rev Home Owner Mtg Ser 44 AMT+++ 7 1/2% 4/1/2026  Aa1          2,495       2,622,869
                            New York St Mtg Agy Rev Home Owner Mtg Ser 67 AMT+++ 5.80% 10/1/2028  Aa1            500         478,125
                            New York St Mtg Agy Rev Home Owner Mtg Ser 70 5.40% 4/1/2022          Aa1            520         494,650
                            New York St Mtg Agy Rev Ser 41 A MBIA+ 6.45% 10/1/2014                AAA          2,000       2,085,000
                            Total                                                                                          5,680,644
----------------------------------------------------------------------------------------------------------------------==============

                                                                              11

                           Statement of Net Assets (unaudited)
                           NEW YORK TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:      Principal
                                                                                              S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial 6.41%            New York NY City Ind Dev Agy Civic Fac Rev Light House Intl
                            MBIA+ 4 1/2% 7/1/2023                                                 AAA        $   950      $  789,687
                            New York St Urban Dev Corp Rev Correctl Fac Svc Contrct Ser A
                            5.00% 1/1/2028                                                          A          2,710       2,313,663
                            New York St Urban Dev Corp Rev Correctl Fac Svc Contrct Ser A
                            FSA+ 5.00% 1/1/2028                                                   AAA          1,000         892,500
                            New York St Urban Dev Corp Rev Correctl Fac Svc Contrct Ser B
                            AMBAC+ 4 3/4% 1/1/2028                                                AAA          4,585       3,885,788
                            New York St Urban Dev Corp Rev Pine Barrens 5 1/4% 4/1/2012             A          1,765       1,734,112
                            New York St Urban Dev Corp Rev St Fac 5.70% 4/1/2020                    A          4,150       4,139,625
                            Suffolk Cnty NY Ind Dev Agy Civic Fac Rev S Cnty Library
                            MBIA+ 4 3/4% 1/1/2019                                                 Aaa            500         441,250
                            Yonkers NY Ind Dev Agy Rev Michael Malotz Skilled
                            MBIA+ 5.65% 2/1/2039                                                  AAA          1,000         966,250
                            Total                                                                                         15,162,875
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 4.29%         New York City Transitional Fin Auth Rev Future
                            Tax Secd Ser B6.00% 11/15/2024                                         AA            350         356,125
                            New York City Transitional Fin Auth Rev Future Tax Secd Ser B
                            6.00% 11/15/2029                                                       AA          2,000       2,032,500
                            New York St Dorm Auth Lease Office Fac Audit & Control
                            MBIA+ 5 1/2% 4/1/2023                                                 AAA            415         401,513
                            New York St Dorm Auth Lease Rev Court Fac Zero Coupon 8/1/2019        Aa1          2,850         933,375
                            New York St Dorm Auth Lease Rev Court Fac Zero Coupon 8/1/2021        Aa1          4,000       1,155,000
                            New York St Dorm Auth Lease Rev Court Fac Zero Coupon 8/1/2022        Aa1          3,165         858,506
                            New York St Dorm Auth Rev Office Gen Svc MBIA+ 5.00% 4/1/2028         AAA          5,000       4,425,000
                            Total                                                                                         10,162,019
----------------------------------------------------------------------------------------------------------------------==============
Pollution 9.95%             Essex Cnty NY Ind Dev Agy Poll Ctrl Rev Intl
                            Paper Ser B 5.55% 1/1/2014                                             A3            305         297,375
                            New York St Enrg Res & Dev Auth Poll Ctrl Rev Niagara Mohawk Ser A
                            FGIC+ 7.20% 7/1/2029                                                  AAA         11,750      12,910,312
                            New York St Envr Fac Poll Ctrl Rev St Wtr Revolving Fd Ser A
                            7 1/2% 6/15/2012                                                      Aa1          8,000       8,201,680
                            New York St Envr Fac Poll Ctrl Rev St Wtr Ser E 6 7/8% 6/15/2014      Aa1          1,985       2,141,319
                            Total                                                                                         23,550,686
----------------------------------------------------------------------------------------------------------------------==============
Power 7.52%                 New York St Enrg Res & Dev Auth Fac Rev Con Edison Inc Ser A
                            MBIA+ AMT+++ 7 1/8% 12/1/2029                                         AAA          2,500       2,756,250
                            New York St Enrg Res & Dev Auth Gas Fac Rev Brklyn Union Ser A
                            MBIA+ AMT+++ 6 3/4% 2/1/2024                                          AAA          3,000       3,112,500
                            New York St Enrg Res & Dev Auth Gas Fac Rev Brklyn Union Ser B
                            RIBs AMT+++ 9.26% 7/1/2026++                                           A1          4,000       4,605,000
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser DD 5.00% 7/1/2028              Baa1          1,150       1,006,250
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser DD FSA+ 5.00% 7/1/2028          AAA          1,000         892,500
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser U 6.00% 7/1/2014               Baa1          2,250       2,320,313
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser X 5 1/2% 7/1/2025              Baa1          1,415       1,354,862
                            Puerto Rico Elec Pwr Auth Ser EE FSA+ 4 3/4% 7/1/2024                 AAA          2,000       1,750,000
                            Total                                                                                         17,797,675
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 19.31%          Metropolitan Transn Auth NY Commuter Fac Rev Ser A
                            FGIC+ 6.00% 7/1/2021                                                  AAA          4,000       4,295,000
                            Metropolitan Transn Auth NY Commuter Fac Rev Ser A
                            FGIC+ 6.10% 7/1/2026                                                  AAA          2,000       2,157,500
                            New York St Dorm Auth Rev City Univ 3rd Gen Res Ser 2
                            MBIA+ 6 7/8% 7/1/2014                                                 AAA          5,650       6,186,750
                            New York St Dorm Auth Rev Upstate Cmnty Colleges Ser A 6.20% 7/1/2015 AAA          1,000       1,077,500
                            New York St Envr Fac Poll Ctrl Rev St Wtr Ser E 6 7/8% 6/15/2014      AAA          2,795       3,046,550
                            New York St Loc Govt Assist Corp Ser A 6 1/2% 4/1/2020                AAA          5,000       5,198,750
                            New York St Med Care Fac Fin Agy Rev 7 1/2% 2/15/2021                 AAA         10,000      10,472,800
                            New York St Med Care Fac Fin Agy Rev 7 1/2% 2/15/2021                 AAA          3,955       4,105,251

12

                           Statement of Net Assets (unaudited)
                           NEW YORK TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:      Principal
                                                                                              S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM 10 1/4% 7/1/2009      AAA         $  965     $ 1,217,106
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 8.57% 7/1/2018++    AAA          3,500       3,994,375
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.76% 1/16/2015++                 AAA            700         742,875
                            United Nations Dev Corp NY Rev Ser B 6 1/4% 7/1/2026                  AAA          3,000       3,187,500
                            Total                                                                                         45,681,957
----------------------------------------------------------------------------------------------------------------------==============
Transportation 17.60%       Metropolitan Transn Auth NY Commuter Fac Rev Ser A
                            FGIC+ 6.00% 7/1/2016                                                  AAA          2,000       2,070,000
                            Metropolitan Transn Auth NY Commuter Fac Rev Ser B
                            FGIC+ 4 3/4% 7/1/2026                                                 AAA          7,030       5,993,075
                            Metropolitan Transn Auth NY Dedicated Tax Fd Ser A
                            FGIC+ 4 3/4% 4/1/2028                                                 AAA          2,500       2,118,750
                            Metropolitan Transn Auth NY Dedicated Tax Fd Ser A
                            FSA+ 5.00% 4/1/2029                                                   AAA          2,775       2,483,625
                            Metropolitan Transn Auth NY Dedicated Tax Fd Ser A
                            FGIC+ 6.00% 4/1/2030                                                  AAA          3,000       3,056,250
                            Metropolitan Transn Auth NY Svc Contrct Transn
                            Fac Ser O 5 3/4% 7/1/2008                                               A          1,000       1,033,750
                            Metropolitan Transn Auth NY Transn Fac Rev Svc
                            Contrct Ser R 5 1/2% 7/1/2017                                           A          1,000         971,250
                            Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Arpt Ser B
                            MBIA+ 5 1/2% 4/1/2019                                                 AAA            750         729,375
                            Port Auth NY & NJ Cons 93rd Ser 6 1/8% 6/1/2094                        AA          5,000       5,231,250
                            Port Auth NY & NJ Cons 106th Ser AMT+++ 6.00% 7/1/2015                 AA            350         359,625
                            Port Auth NY & NJ Cons 116th Ser FGIC+ 4 1/4% 10/1/2026               AAA          4,435       3,481,475
                            Port Auth NY & NJ Sp Oblig Rev 5th Installment Sp Proj Ser 4
                            AMT+++ 6 3/4% 10/1/2019                                             BBB-*          2,970       3,021,975
                            Port Auth NY & NJ Sp Oblig Rev Sp Proj JFK Intl Air Term 6
                            MBIA+ AMT+++ 5 3/4% 12/1/2025                                         AAA         10,345      10,228,619
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Sub PR St
                            Infrastructure Bk 5.00% 7/1/2028                                        A          1,000         875,000
                            Total                                                                                         41,654,019
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer .86%            Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A
                            FGIC+ 6 3/8% 12/1/2017                                                AAA            650         692,250
                            Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev FGIC+ 5 3/4% 7/1/2021        AAA            500         500,625
                            New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A
                            FGIC+ 4 3/4% 6/15/2031                                                AAA          1,000         838,750
                            Total                                                                                          2,031,625
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 99.84% (Cost $234,193,655)                                             236,259,017
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities .16%                                                                                385,148
====================================================================================================================================
Net Assets 100.00%                                                                                                      $236,644,165
====================================================================================================================================

                    Class A Shares-Net asset value ($230,652,816 / 22,118,612 shares outstanding)                             $10.43

                    Class A Shares-Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)  $10.78

                    Class C Shares-Net asset value ($5,991,349 / 574,383 shares outstanding)                                  $10.43

               *    This  security has not been rated by an  independent  ratings  service,  but is, in Lord  Abbett's  opinion,  of comparable quality.

               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency. See page 31 for
                    Glossary of Terms.

               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.

               +++  Income  from these  securities  may be subject to the  Alternative  Minimum  Tax (AMT).

                    See Notes to Financial Statements.


                           Statement of Net Assets (unaudited)
                           TEXAS TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:      Principal
                                                                                              S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 5.77%             Texas St Higher Ed Coord Bd College Student Ln Rev
                            AMT+++ 7.70% 10/1/2025                                                  A         $  455      $  468,081
                            University TX Univ Rev Fin Sys Ser A 5 3/8% 8/15/2017                 AAA          3,130       3,043,925
                            University TX Univ Rev Fin Sys Ser B 5 3/8% 8/15/2017                 AAA          1,000         972,500
                            Total                                                                                          4,484,506
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 34.91%   Azle TX Indpt Sch Dist Ser A 6.00% 2/15/2022                          Aaa            250         250,205
                            Cedar Hill TX Indpt Sch Dist Zero Coupon 8/15/2020                    AAA          2,500         665,625
                            Cypress-Fairbanks TX Indpt Sch Dist 4 3/4% 2/15/2022                  AAA          1,000         857,500
                            Katy TX Indpt Sch Dist 6 1/8% 2/15/2032                               AAA          1,000       1,017,500
                            Keller TX Indpt Sch Dist 4 3/4% 8/15/2020                             AAA          1,000         865,000
                            Leander TX Indpt Sch Dist 5 3/8% 8/15/2020                            AAA          1,000         953,750
                            Lewisville TX Indpt Sch Dist 5 3/4% 8/15/2014                         Aaa            500         510,625
                            Mc Allen TX Indpt Sch Dist 5 1/4% 4/1/2019                            AAA            825         776,531
                            Pearland TX Indpt Sch Dist 5 1/8% 2/15/2022                           AAA          1,500       1,372,500
                            Port Beaumont TX Nav Dist Ser A FGIC+ 4 3/4% 3/1/2018                 Aaa            500         440,000
                            Puerto Rico Comwlth Pub Impt MBIA+ 4 3/4% 7/1/2023                    AAA          4,915       4,269,906
                            Puerto Rico Comwlth Pub Impt 6.00% 7/1/2029                             A            750         755,625
                            South San Antonio TX Indpt Sch Dist 5 7/8% 8/15/2014                  AAA          1,180       1,215,400
                            South San Antonio TX Indpt Sch Dist 5 3/4% 8/15/2024                  AAA          1,275       1,267,031
                            Texas St 6.20% 9/30/2011                                              Aa1          5,000       5,425,000
                            Texas St Ser B RIBs 7.65% 9/30/2011++                                 Aa1          3,000       3,510,000
                            Texas St Wtr Dev Bd 7.15% 8/1/2035                                    Aa1          1,600       1,704,000
                            Waxahachie TX Indpt Sch Dist Zero Coupon 8/15/2021                    Aaa          2,000         497,500
                            Weatherford TX Indpt Sch Dist Zero Coupon 2/15/2022                   Aaa          3,105         749,081
                            Total                                                                                         27,102,779
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 1.85%            Denton Cnty TX Hlth Fac Dev Corp Rev Lutheran
                            Social Svc 7 1/2% 8/15/2015                                           BB*          1,000         997,500
                            Georgetown TX Hlth Fac Dev Rev Wesleyan Homes Inc Proj
                            ACA+ 5 3/8% 8/15/2028                                                   A            500         436,875
                            Total                                                                                          1,434,375
----------------------------------------------------------------------------------------------------------------------==============
Housing .67%                Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac Ser B FSA+ 5 1/4% 7/1/2021 AAA            550         522,500
----------------------------------------------------------------------------------------------------------------------==============
Industrial 15.21%           Brazos River Auth TX Rev AMBAC+ 5 1/8% 5/1/2019                       AAA          2,000       1,832,500
                            Lower Neches Valley Auth TX Ind Dev Corp Envr Mobil Oil Refining
                            Corp Proj AMT+++ 6.35% 4/1/2026                                       AAA          1,000       1,014,350
                            Orange Cnty TX Nav & Port Dist Ind Dev Rev North
                            Star Steel 6 3/8% 2/1/2017                                              A          2,400       2,463,000
                            Texas City TX Ind Dev Corp Marine Term Rev Arco
                            Pipe Line 7 3/8% 10/1/2020                                              A          5,500       6,496,875
                            Total                                                                                         11,806,725
----------------------------------------------------------------------------------------------------------------------==============
Pollution 3.39%             Harris Cnty TX Ind Dev Corp Marine Term & Wtr
                            Poll Ctrl 6 5/8% 2/1/2024                                            Baa1          1,500       1,531,875
                            Trinity River Auth TX Poll Ctrl Rev Texas Instruments Inc
                            AMT+++ 6.20% 3/1/2020                                                   A          1,105       1,096,713
                            Total                                                                                          2,628,588
----------------------------------------------------------------------------------------------------------------------==============
Power 4.16%                 Fort Bend Cnty TX Muni Util Dist No 25 MBIA+ 6.00% 10/1/2028          AAA          2,170       2,210,688
                            Lubbock TX Elec Lt & Pwr Sys Rev AMBAC+ 4 1/4% 4/15/2018              AAA            460         376,050
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024             Baa1            750         641,250
                            Total                                                                                          3,227,988
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 16.07%          Austin TX Util Sys Rev Ser A 8.00% 11/15/2016                         AAA          1,000       1,037,500
                            Bexar Cnty TX Hlth Fac Dev Corp Hosp Rev Baptist Mem Sys
                            MBIA+ 7 1/2% 8/15/2010                                                AAA            750         773,880
                            Dallas Cnty TX Flood Ctrl Distano 1 9 1/4% 4/1/2010                   AAA          1,460       1,686,300
                            Harris Cnty TX Toll Rd Ser A 6.10% 8/15/2016                          AAA          2,640       2,805,000

14

                           Statement of Net Assets (unaudited)
                           TEXAS TAX-FREE INCOME FUND March 31, 2000


                                                                                             Rating:      Principal
                                                                                              S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Houston TX Wtr & Swr Sys Rev MBIA+ 7.40% 12/1/2018                    AAA         $1,000     $ 1,040,860
                            Houston TX Wtr & Swr Sys Rev Ser A AMBAC+ 6 1/2% 12/1/2021            AAA            335         351,331
                            Houston TX Wtr & Swr Sys Rev Ser A AMBAC+ 6 1/2% 12/1/2021            AAA          2,665       2,794,918
                            Puerto Rico Comwlth 6 1/2% 7/1/2023                                   AAA            750         812,813
                            Texas St Tpk Auth Rev Houston Ship Chan Zero Coupon 1/1/2020          AAA            995       1,176,588
                            Total                                                                                         12,479,190
----------------------------------------------------------------------------------------------------------------------==============
Solid Waste 1.07%           Gulf Coast Waste Disp Auth TX Rev AMT+++ 5.60% 4/1/2032               BBB          1,000         832,500
----------------------------------------------------------------------------------------------------------------------==============
Transportation 9.61%        Dallas-Fort Worth TX Intl Arpt Rev Ser A FGIC+
                            AMT+++ 6 1/8% 11/1/2035                                               AAA          2,500       2,512,500
                            Dallas-Fort Worth TX Intl Arpt American Airlines Inc
                            AMT+++ 7 1/4% 11/1/2030                                              Baa1          2,000       2,050,000
                            Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev
                            American Airlines Inc AMT+++ 6 3/8% 5/1/2035                         Baa1          3,045       2,904,169
                            Total                                                                                          7,466,669
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 7.32%           Nueces River Auth TX Wtr Supp Rev Fac Corpus Christi Lake
                            FSA+ 5 1/2% 3/1/2027                                                  AAA          5,000       4,743,750
                            Texas Wtr Dev Bd Rev St Revolving Fd Ser B 5 1/8% 7/15/2018           AAA          1,000         937,500
                            Total                                                                                          5,681,250
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 100.03% (Cost $76,756,842)                                              77,667,070
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities (.03)%                                                                             (22,258)
----------------------------------------------------------------------------------------------------------------------==============
Net Assets 100.00%                                                                                                       $77,644,812
----------------------------------------------------------------------------------------------------------------------==============

                    Net asset value ($77,644,812 / 8,262,961 shares outstanding)                                               $9.40

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)                  $9.72

               *    This  security has not been rated by an  independent  ratings  service,  but is, in Lord  Abbett's  opinion,  of comparable quality.

               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency. See page 31 for
                    Glossary of Terms.

               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.

               +++  Income from these securities may be subject to the Alternative Minimum Tax (AMT).

                    See Notes to Financial Statements.

                               Statement of Net Assets (unaudited)
                               NEW JERSEY TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 5.96%             Carteret NJ Bd Ed Ctfs Partn MBIA+ 6.00% 1/15/2024                    Aaa         $  430      $  438,062
                            Carteret NJ Bd Ed Ctfs Partn MBIA+ 5 3/4% 1/15/2030                   Aaa          1,155       1,144,894
                            New Jersey Econ Dev Auth Rev Princeton Jr Sch Inc 1996 Proj
                            7.00% 5/1/2020                                                        BBB          1,800       1,851,750
                            New Jersey Econ Dev Auth Rev The Seeing Eye Inc 6.20% 12/1/2024       A-*          1,000       1,003,750
                            New Jersey St Ed Fac Auth Rev Princeton Univ Ser A 5.00% 7/1/2029     AAA            700         616,875
                            New Jersey St Ed Fac Auth Rev Princeton Univ Ser B 5 1/8% 7/1/2019    AAA            400         371,500
                            New Jersey St Ed Fac Auth Rev Seton Hall Univ Proj
                            AMBAC+ 5.00% 7/1/2018                                                 AAA          1,000         927,500
                            New Jersey St Ed Fac Auth Rev Trenton State College Ser E
                            AMBAC+ 6.00% 7/1/2019                                                 AAA          1,190       1,206,363
                            North Bergen Twp NJ Bd Ed Ctfs Partn FSA+ 6 1/8% 12/15/2022           Aaa          1,185       1,227,956
                            West Orange NJ Bd Ed Ctfs MBIA+ 5 5/8% 10/1/2029                      Aaa            300         296,625
                            Total                                                                                          9,085,275
----------------------------------------------------------------------------------------------------------------------==============

                                                                              15

                               Statement of Net Assets (unaudited)
                               NEW JERSEY TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------

General Obligation 15.93%   Keansburg NJ 6.80% 12/1/2010                                          Aa2        $ 1,000     $ 1,062,500
                            Millburn Township NJ Sch Dist 5.35% 7/15/2018                         Aaa          1,050       1,032,937
                            Millburn Township NJ Sch Dist 5.35% 7/15/2019                         Aaa            250         244,375
                            Morristown NJ FSA+ 6 1/2% 8/1/2019                                    AAA          3,440       3,659,300
                            New Jersey St 4 1/2% 2/1/2019                                         Aa1          1,760       1,500,400
                            Paterson NJ FSA+ 9.30% 2/15/2004                                      AAA          4,200       4,856,250
                            Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A          2,000       1,655,000
                            Puerto Rico Comwlth Pub Impt 6.00% 7/1/2029                             A          1,500       1,511,250
                            Puerto Rico Comwlth RIBs MBIA+ 7.88% 7/1/2008++                       AAA          5,000       5,300,000
                            South Brunswick Township NJ Bd Ed FGIC+ 5 5/8% 12/1/2023              AAA             45          44,550
                            Toms River NJ Sch Dist Regl Sch FGIC+ 5.00% 7/15/2022                 AAA          1,210       1,087,488
                            Union Cnty NJ Gen Impt 5 1/8% 2/1/2018                                Aaa          1,060       1,010,975
                            Winslow Twp NJ Sch Dist FGIC+ 5.20% 8/1/2017                          AAA            840         808,500
                            Winslow Twp NJ Sch Dist FGIC+ 5.20% 8/1/2018                          AAA            540         515,700
                            Total                                                                                         24,289,225
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 12.68%           Camden Cnty NJ Impt Auth Rev Hlth Care Proj Cooper
                            ACA+ 6.00% 2/15/2027                                                    A          7,710       7,661,812
                            New Jersey Econ Dev Auth Rev 1st Mtg Cadbury Corp Ser A
                            ACA+ 5 1/2% 7/1/2028                                                    A            165         151,800
                            New Jersey Econ Dev Auth Rev Dept of Human Svc Ser A 6 1/4% 7/1/2024    A            335         339,606
                            New Jersey Econ Dev Auth Rev RWJ Health Care Corp
                            FSA+ 6 1/2% 7/1/2024                                                  AAA            500         526,875
                            New Jersey Hlth Care Fac Fin Auth Rev Bayonne Hosp
                            FSA+ 6 1/4% 7/1/2012                                                  AAA          1,370       1,460,762
                            New Jersey Hlth Care Fac Fin Auth Rev Hunterdon Med Ctr Ser A
                            AMBAC+ 7.00% 7/1/2020                                                 AAA          5,000       5,121,850
                            New Jersey Hlth Care Fac Fin Auth Rev Spectrum For Living Ser B
                            FHA+ 6 1/2% 2/1/2022                                                  AAA            880         907,500
                            New Jersey Hlth Care Fac Fin Auth Rev St Barnabas Hlth Ser B
                            MBIA+ 5 1/4% 7/1/2014                                                 AAA            135         131,288
                            New Jersey Hlth Care Fac Fin Auth Rev St Barnabas Hlth Ser B
                            MBIA+ Zero Coupon 7/1/2022                                            AAA          1,130         305,100
                            New Jersey Hlth Care Fac Fin Auth Rev St Barnabas Hlth Ser C
                            MBIA+ 5.00% 7/1/2008                                                  AAA            500         496,250
                            New Jersey Hlth Care Fac Fin Auth Rev St Barnabas Hlth Ser C
                            MBIA+ 5 1/4% 7/1/2018                                                 AAA          1,000         945,000
                            New Jersey Hlth Care Fac Fin Auth Rev St Josephs Hosp & Med Ctr Ser A
                            CONNIE LEE+ 5 3/4% 7/1/2016                                           AAA            250         252,188
                            Puerto Rico Ind Tourist Ed Mutuo Oblig Group Ser A
                            MBIA+ 6 1/4% 7/1/2024                                                 AAA          1,000       1,030,000
                            Total                                                                                         19,330,031
----------------------------------------------------------------------------------------------------------------------==============
Housing 6.13%               New Jersey St Hsg & Mtg Fin Agy Multi Fam Hsg Rev Ser A
                            FSA+ AMT+++ 5.15% 11/1/2030                                           AAA          3,800       3,396,250
                            New Jersey St Hsg & Mtg Fin Agy Multi Fam Hsg Rev Ser B
                            FSA+ 6 1/4% 11/1/2026                                                 AAA            500         508,750
                            New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser S
                            MBIA+ AMT+++ 6.05% 10/1/2028                                          AAA          5,130       5,123,588
                            Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev Portfolio 1 Ser B
                            GNMA+ 7.65% 10/15/2022                                                AAA            100         102,692
                            Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A
                            GNMA+ AMT+++ 6 1/2% 3/1/2025                                          AAA            215         220,106
                            Total                                                                                          9,351,386
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 7.28%         Atlantic City NJ Bd Ed Ctfs Partn MBIA+ 5.10% 5/1/2014                Aaa            320         309,600
                            Casino Reinvestment Dev Auth NJ Pkg Fee Rev Ser A
                            FSA+ 5 1/4% 10/1/2015                                                 AAA            150         146,062
                            Hamilton Township NJ Bd Ctfs Partn Ser B FSA+ 7.00% 12/15/2015        AAA            970       1,007,588
                            Hudson Cnty NJ Impt Auth Lease Rev N Hudson Regl Fire & Rescue Ser A
                            AMBAC+ 5 5/8% 9/1/2019                                                Aaa            160         159,400

16

                               Statement of Net Assets (unaudited)
                               NEW JERSEY TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------

                            Monmouth Cnty NJ Impt Auth Rev Govt Ln MBIA+ 6.40% 12/1/2009          AAA        $ 1,075     $ 1,166,375
                            New Jersey Bldg Auth St Bldg Rev 5 3/8% 6/15/2019                     Aa2          1,625       1,576,250
                            New Jersey Econ Dev Auth Rev Station Plaza Pk & Ride LP
                            AMT+++ 7.00% 7/1/2016                                                BBB*          4,245       4,414,800
                            New Jersey Sports & Exposition Auth St Contrct Ser A
                            MBIA+ 4 1/2% 3/1/2024                                                 AAA          2,805       2,310,619
                            Total                                                                                         11,090,694
----------------------------------------------------------------------------------------------------------------------==============
Pollution .36%              Cape May Cnty NJ Ind Poll Ctrl Fin Auth Rev Atlantic City Ser B
                            MBIA+ 7.00% 11/1/2029                                                 AAA            500         541,250
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 19.90%          Essex Cnty NJ Impt Auth Rev Orange Muni Util & Lease
                            MBIA+ 6.80% 7/1/2014                                                  AAA          1,710       1,885,275
                            New Jersey Econ Dev Auth Rev Ed Testing Svc Ser A
                            MBIA+ 6.00% 5/15/2025                                                 AAA          3,250       3,461,250
                            New Jersey Hlth Care Fac Fin Auth Rev AMBAC+ 6.10% 7/1/2010           AAA          1,475       1,569,031
                            New Jersey Hlth Care Fac Fin Auth Rev Mtg Cathedral Hlth Ser A
                            FHA+ 7 1/4% 2/15/2021                                                 AAA          1,485       1,550,815
                            New Jersey Hlth Care Fac Fin Auth Rev Prerefunded Bayonne Hosp Oblig
                            FSA+ 6 1/4% 7/1/2012                                                  AAA            230         245,812
                            New Jersey Hlth Care Fac Ocean Cnty Med Ctr FSA+ 6 3/4% 7/1/2020      AAA          1,755       1,836,169
                            New Jersey Sports & Exposition Auth Rev Monmouth Pk Ser A
                            8.00% 1/1/2025                                                        AAA          2,000       2,287,500
                            North Brunswick Twp NJ Bd Ed 6.30% 2/1/2014                           AAA          1,000       1,060,000
                            Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2023                   AAA            650         694,688
                            Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2026                   AAA            250         267,188
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   AAA            283         299,753
                            Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.08% 7/1/2023++          AAA          5,000       5,393,750
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 8.57% 7/1/2018++    AAA          7,000       7,988,750
                            Puerto Rico Pub Bldg Auth Pub Ed & Hlth Fac Ser L 6 7/8% 7/1/2021     AAA            200         213,000
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.76% 1/16/2015++                 AAA          1,500       1,591,875
                            Total                                                                                         30,344,856
----------------------------------------------------------------------------------------------------------------------==============
Solid Waste 1.59%           Essex Cnty NJ Util Auth Solid Waste Rev Ser A FSA+ 5.00% 4/1/2022     Aaa          2,670       2,426,362
----------------------------------------------------------------------------------------------------------------------==============
Transportation 28.34%       Delaware River Port Auth PA & NJ Rev FGIC+ 5 1/2% 1/1/2026            AAA         12,550      12,095,062
                            New Jersey ST Hwy Auth Garden St Pkwy Gen Rev 6.20% 1/1/2010           AA          2,000       2,172,500
                            New Jersey ST Hwy Auth Garden St Pkwy Gen Rev FGIC+ 5 3/4% 1/1/2015   AAA          1,100       1,128,875
                            New Jersey St Transn Tr Fd Auth Transn Sys
                            Ser A FSA+ 4 1/2% 6/15/2019                                           AAA         11,400       9,704,250
                            New Jersey St Transn Tr Fd Auth Transn Sys Ser A 6.00% 6/15/2019      Aa2          1,000       1,028,750
                            Port Auth NY & NJ Cons 117th Ser Sec Installment
                            FGIC+ AMT+++ 4 3/4% 11/15/2016                                        AAA            825         729,094
                            Port Auth NY & NJ Cons 112th Ser AMT+++ 5.00% 12/1/2016               AA*          1,000         912,500
                            Port Auth NY & NJ Cons 114th Ser MBIA+ 4 3/4% 8/1/2033                AAA          4,425       3,700,406
                            Port Auth NY & NJ Cons 119th Ser FGIC+ AMT+++ 5 1/2% 9/15/2019        AAA            150         145,313
                            Port Auth NY & NJ RIBs 4.96% 8/1/2033++                                AA          2,500       1,681,250
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y 5 1/2% 7/1/2036     A            380         358,625
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                            MBIA+ 4 3/4% 7/1/2038                                                 AAA         10,000       8,387,500
                            South Jersey NJ Port Corp Rev MBIA+ 5.10% 1/1/2017                    AAA            315         295,706
                            South Jersey NJ Port Corp Rev Marine Terminal Ser J
                            MBIA+ 5.10% 1/1/2016                                                  AAA            915         865,819
                            Total                                                                                         43,205,650
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 3.16%           Middlesex Cnty NJ Impt Auth Util Sys Rev Ser B
                            AMBAC+ Zero Coupon 9/1/2023                                           AAA          3,000         757,500
                            Middlesex Cnty NJ Impt Auth Util Sys Rev Ser B
                            AMBAC+ Zero Coupon 9/1/2024                                          AAA           6,000       1,432,500
                            Middlesex Cnty NJ Impt Auth Util Sys Rev Perth Amboy Franchise Proj Ser A
                            AMBAC+ 5.00% 9/1/2029                                                 AAA          2,700       2,389,500

                                                                              17

                               Statement of Net Assets (unaudited)
                               NEW JERSEY TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------

                            New Jersey Waste Wtr Treatment Trust 6 7/8% 6/15/2009                 Aa2         $  155      $  158,674
                            New Jersey Waste Wtr Treatment Trust Ser A MBIA+ 7.00% 5/15/2006      AAA             75          76,280
                            Total                                                                                          4,814,454
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 101.33% (Cost $153,900,822)                                            154,479,183
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities (1.33)%                                                                         (2,026,086)
====================================================================================================================================
Net Assets 100.00%                                                                                                      $152,453,097
====================================================================================================================================

                    Net asset value ($152,453,097 / 30,976,407 shares outstanding)                                             $4.92

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)                  $5.09

               *    This  security has not been rated by an  independent  ratings  service,  but is, in Lord  Abbett's  opinion,  of comparable quality.

               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency. See page 31 for
                    Glossary of Terms.

               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.

               +++  Income from these securities may be subject to the Alternative Minimum Tax (AMT).

                    See Notes to Financial Statements.

                               Statement of Net Assets (unaudited)
                               CONNECTICUT TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 23.26%            Connecticut St Hlth & Ed Fac Auth Rev Brunswick Sch Ser A
                            MBIA+ 5.00% 7/1/2029                                                  AAA         $1,810     $ 1,592,800
                            Connecticut St Hlth & Ed Fac Auth Rev CT College Ser C-1
                            MBIA+ 5 1/2% 7/1/2027                                                 AAA          1,000         961,250
                            Connecticut St Hlth & Ed Fac Auth Rev Catholic Hlth East Ser F
                            MBIA+ 5 5/8% 11/15/2020                                               AAA          1,000         991,250
                            Connecticut St Hlth & Ed Fac Auth Rev Catholic Hlth East Ser F
                            MBIA+ 5 3/4% 11/15/2029                                               AAA          1,000         992,500
                            Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac Prog Ser C
                            AMBAC+ 5 5/8% 7/1/2029                                                AAA          2,005       1,954,875
                            Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I
                            MBIA+ 5 1/2% 7/1/2029                                                 AAA          1,500       1,445,625
                            Connecticut St Hlth & Ed Fac Auth Rev Loomis Chaffee Sch Proj Ser B
                            MBIA+ 6.00% 7/1/2015                                                  AAA            715         737,344
                            Connecticut St Hlth & Ed Fac Auth Rev Miss Porters Sch Ser A
                            5 3/4% 7/1/2029                                                        A1          3,000       3,000,000
                            Connecticut St Hlth & Ed Fac Auth Rev Sacred
                            Heart Ser C 6 1/2% 7/1/2016                                           BBB            275         280,844
                            Connecticut St Hlth & Ed Fac Auth Rev Sacred Heart Univ Issue Ser E
                            ASSET GTY+ 5.00% 7/1/2028                                              AA            500         433,750
                            Connecticut St Hlth & Ed Fac Auth Rev Salisbury Sch Issue Ser A
                            ASSET GTY+ 4 3/4% 7/1/2028                                             AA          3,005       2,535,469
                            Connecticut St Hlth & Ed Fac Auth Rev St Joseph College Ser A
                            ASSET GTY+ 5.00% 7/1/2018                                              AA            585         530,887
                            Connecticut St Hlth & Ed Fac Auth Rev St Joseph College Ser A
                            ASSET GTY+ 5.00% 7/1/2019                                              AA            565         504,262
                            Connecticut St Hlth & Ed Fac Auth Rev Suffield Academy Ser A
                            5.40% 7/1/2027 MBIA+                                                  AAA          1,500       1,421,250
                            Connecticut St Hlth & Ed Fac Auth Rev Trinity College Ser E
                            MBIA+ 5 7/8% 7/1/2026                                                 AAA          1,000       1,012,500
                            Connecticut St Hlth & Ed Fac Auth Rev
                            Univ CT Fndtn Ser A 5 3/8% 7/1/2029                                    A2            660         612,150
                            Connecticut St Hlth & Ed Fac Auth Rev Univ New Haven Issue D
                            ACA+ 6.70% 7/1/2026                                                     A          1,000       1,040,000

18

                               Statement of Net Assets (unaudited)
                               CONNECTICUT TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Connecticut St Hsg Fin Auth Hsg Mtg Fin Ser A Sub Ser A-2
                            AMT+++ 6.45% 5/15/2022                                                Aa2         $  820      $  835,375
                            Connecticut St Hsg Fin Auth Hsg Mtg Fin Ser D-1 5.55% 11/15/2028      Aa2          1,690       1,594,937
                            University CT Rev Student Fee Ser A MBIA+ 4 3/4% 11/15/2027           AAA          1,500       1,275,000
                            Total                                                                                         23,752,068
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 12.68%   Connecticut St Ser A 5.00% 6/15/2018                                   AA          2,150       2,021,000
                            Connecticut St Ser B 5 1/2% 11/1/2018                                  AA             50          50,062
                            Connecticut St Ser C 4 1/2% 10/15/2015                                 AA          1,000         892,500
                            Connecticut St Ser C 4 1/2% 10/15/2016                                 AA            500         441,875
                            Hartford CT 6 1/2% 12/15/2005                                          AA            730         789,312
                            Killingly CT 7 1/4% 12/15/2004                                         A1            250         255,125
                            Monroe CT 6.60% 4/15/2005                                             Aa2            100         107,875
                            Montville CT 6.70% 6/15/2009                                          Aa3            550         618,750
                            Montville CT 6.70% 6/15/2010                                          Aa3            575         650,469
                            Portland CT 7.10% 12/15/2000                                           A2            100         102,060
                            Puerto Rico Comwlth FSA+ 5 3/8% 7/1/2025                              AAA            750         720,000
                            Puerto Rico Comwlth MBIA+ 5.00% 7/1/2024                              AAA          1,000         907,500
                            Puerto Rico Comwlth Pub Impt Zero Coupon 7/1/2018                       A          2,000         695,000
                            Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A            500         413,750
                            Puerto Rico Comwlth Pub Impt FSA+ 5.00% 7/1/2028                      AAA          2,090       1,875,775
                            Redding CT 6.60% 4/15/2010                                            Aa1            100         112,875
                            University of Connecticut Ser A 5 5/8% 3/1/2020                       AAA          1,000       1,002,500
                            Voluntown CT 6 3/4% 10/1/2002                                          A3            100         104,750
                            Watertown CT 6 1/2% 6/15/2003                                         Aa3            100         105,125
                            West Haven CT MBIA+ 6 1/2% 6/15/2006                                  AAA            100         109,000
                            Westport CT 5 1/4% 7/15/2019                                          Aaa          1,000         975,000
                            Total                                                                                         12,950,303
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 18.93%           Connecticut St Dev Auth Rev Duncaster Proj Ser A
                            ASSET GTY+ 5 3/8% 8/1/2024                                             AA          1,000         925,000
                            Connecticut St Hlth & Ed Fac Auth Rev RIBs 7.71% 6/10/2030++          AAA          6,800       6,783,000
                            Connecticut St Hlth & Ed Fac Auth Rev Bridgeport Hosp Ser A
                            MBIA+ 6 5/8% 7/1/2018                                                 AAA          1,250       1,300,000
                            Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac Prog Ser A
                            AMBAC+ 5.00% 7/1/2028                                                 AAA          1,580       1,388,425
                            Connecticut St Hlth & Ed Fac Auth Rev Greenwich Hosp Ser A
                            MBIA+ 5 3/4% 7/1/2016                                                 AAA          1,350       1,380,375
                            Connecticut St Hlth & Ed Fac Auth Rev Greenwich Hosp Ser A
                            MBIA+ 5.80% 7/1/2026                                                  AAA          1,525       1,530,719
                            Connecticut St Hlth & Ed Fac Auth Rev Hosp For Sp Care Ser B
                            5 1/2% 7/1/2027                                                       BBB          1,895       1,537,319
                            Connecticut St Hlth & Ed Fac Auth Rev Vet Mem Med Ctr Ser A
                            MBIA+ 5 1/2% 7/1/2026                                                 AAA          1,000         956,250
                            Connecticut St Hlth & Ed Fac Auth Rev Waterbury Hosp Issue Ser C
                            ASSET GTY+ 5 3/4% 7/1/2029                                             AA          1,000         973,750
                            Connecticut St Hlth & Ed Fac Auth Rev William W.
                            Backus Hosp Issue Ser D AMBAC+ 5 3/4% 7/1/2027                        AAA          1,000         986,250
                            Connecticut St Hlth & Ed Fac Auth Rev Windham Cmnty Hosp Ser C
                            5 3/4% 7/1/2011                                                       BBB          1,700       1,570,375
                            Total                                                                                         19,331,463
----------------------------------------------------------------------------------------------------------------------==============
Housing 1.65%               Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Ser B 6 3/4% 11/15/2023  Aa2          1,605       1,683,244
----------------------------------------------------------------------------------------------------------------------==============

                                                                              19

                               Statement of Net Assets (unaudited)
                               CONNECTICUT TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial 12.14%           Connecticut St Dev Auth Govt Lease Rev MBIA+ 6.60% 6/15/2014          AAA         $  500      $  535,000
                            Connecticut St Dev Auth Ind Dev Rev Watson Foods Co Inc
                            AMT+++ 5.90% 6/1/2028                                               BB -*            715         630,094
                            Connecticut St Dev Auth Poll Ctrl Rev Pfizer Inc
                            Proj 6.55% 2/15/2013                                                  AAA          3,570       3,770,813
                            Connecticut St Dev Auth Solid Waste Disp Fac Rev Pfizer Inc Proj
                            AMT+++ 7.00% 7/1/2025                                                 AAA          2,500       2,721,875
                            Connecticut St Res Recovery Auth American Fuel Co Ser A
                            AMT+++ 6.45% 11/15/2022                                                BB          4,985       4,741,981
                            Total                                                                                         12,399,763
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 9.63%         Connecticut St Dev Auth Aquar Rev Mystic Marinelife Aquar Ser A
                            7.00% 12/1/2027                                                       BB*          1,500       1,511,250
                            New Haven CT Air Rights Pkg Fac Rev MBIA+ 6 1/2% 12/1/2015            AAA          8,025       8,315,906
                            Total                                                                                          9,827,156
----------------------------------------------------------------------------------------------------------------------==============
Power 3.47%                 Puerto Rico Elec Pwr Auth Pwr Rev Ser DD FSA+ 4 1/2% 7/1/2019         AAA          1,000         861,250
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser DD MBIA+ 5.00% 7/1/2028         AAA          3,000       2,677,500
                            Total                                                                                          3,538,750
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 12.71%          Connecticut St Clean Wtr Fd Rev 7.00% 1/1/2011                        AAA          2,050       2,130,914
                            Connecticut St Hlth & Ed Fac Auth Rev Prerefunded Sacred Heart Ser C
                            6 1/2% 7/1/2016                                                       AAA            725         793,875
                            Connecticut St Hlth & Ed Fac Auth Rev Waterbury Hosp Ser B
                            FSA+ 7.00% 7/1/2020                                                   AAA            100         102,686
                            Connecticut St Hlth & Ed Fac Auth Rev William W.
                            Backus Hosp Issue Ser C 6 3/8% 7/1/2022                               AAA            850         895,688
                            Connecticut St Sp Tax Oblig Rev FGIC+ 6.10% 10/1/2011                 AAA          1,000       1,062,500
                            Darien CT 5 1/2% 10/15/2015                                           AAA            500         520,625
                            Puerto Rico Comwlth 6.45% 7/1/2017                                    AAA          2,000       2,162,500
                            Puerto Rico Comwlth 6 1/2% 7/1/2023                                   AAA          1,500       1,625,625
                            Puerto Rico Comwlth 6.00% 7/1/2026                                    AAA          1,000       1,086,250
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   AAA              3           3,303
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   AAA             67          70,809
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 8.57% 7/1/2018++    AAA          1,500       1,711,875
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser X 6 1/8% 7/1/2021               AAA            750         811,875
                            Total                                                                                         12,978,525
----------------------------------------------------------------------------------------------------------------------==============
Solid Waste 3.28%           Eastern CT Res Recov Auth Solid Waste Rev W. Libson Ser A
                            AMT+++ 5 1/2% 1/1/2020                                                BBB          4,000       3,345,000
----------------------------------------------------------------------------------------------------------------------==============
Transportation .59%         Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser W 5 1/2% 7/1/2015     A            600         598,500
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer .99%            Connecticut St Dev Auth Wtr Fac Rev Brdgprt Rmkt
                            AMBAC+ AMT+++ 6.15% 4/1/2035                                          AAA            750         765,938
                            Connecticut St Dev Auth Wtr Fac Rev The CT Wtr Co Ser A
                            AMBAC+ AMT+++ 5 3/4% 7/1/2028                                         AAA            250         245,625
                            Total                                                                                          1,011,563
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 99.33% (Cost $101,764,118)                                             101,416,335
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities .67%                                                                                679,397
====================================================================================================================================
Net Assets 100.00%                                                                                                      $102,095,732
====================================================================================================================================

                    Net asset value ($102,095,732 / 10,483,632 shares outstanding)                                            $ 9.74

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)                 $10.07

               *    This  security has not been rated by an  independent  ratings  service,  but is, in Lord  Abbett's  opinion,  of comparable quality.
               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency. See page 31 for
                    Glossary of Terms.
               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.
               +++  Income from these securities may be subject to the Alternative Minimum Tax (AMT).
                    See Notes to Financial Statements.


                               Statement of Net Assets (unaudited)
                               MISSOURI TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 7.19%             Missouri St Hlth & Ed Fac Auth Ed Fac Rev William Jewell College
                            ACA+ 6 1/8% 8/1/2019                                                    A         $1,000     $ 1,005,000
                            Missouri St Hlth & Ed Fac Auth Ed Fac Rev William Jewell College
                            ACA+ 6.00% 8/1/2029                                                     A            385         375,856
                            Missouri St Hlth & Ed Fac Auth Rev Maryville Univ St Louis Proj
                            5 3/4% 6/15/2017                                                     Baa1            400         386,500
                            Missouri St Hlth & Ed Fac Auth Rev Washington Univ Ser A
                            6.00% 3/1/2030                                                        Aa1            850         860,625
                            Missouri St Hlth & Ed Fac Auth Rev Washington Univ Ser A
                            4 3/4% 11/15/2037                                                     Aa1          3,000       2,460,000
                            University MO Univ Rev Sys Fac 5 1/2% 11/1/2017                       Aa2          1,500       1,488,750
                            University MO Univ Rev Sys Fac 5.80% 11/1/2027                        Aa2          1,975       1,984,875
                            Total                                                                                          8,561,606
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 9.30%    Missouri St Fourth State Bldg Ser A 4 1/2% 6/1/2020                   AAA            645         550,669
                            Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A          3,800       3,144,500
                            Puerto Rico Comwlth RIBs MBIA+ 7.88% 7/1/2008++                       AAA          1,000       1,060,000
                            Puerto Rico Comwlth RIBs FSA+ 8.13% 7/1/2020++                        AAA          4,000       4,040,000
                            St Louis MO Pub Safety FGIC+ 5.00% 2/15/2015                          AAA            250         239,375
                            University City MO Sch Dist MBIA+ 10.00% 2/15/2008                    AAA          1,550       2,040,188
                            Total                                                                                         11,074,732
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 14.54%           Cape Girardeau Cnty MO Ind Dev Auth Hlth Care Fac Rev Hosp
                            MBIA+ 5 1/4% 6/1/2016                                                 AAA            640         618,400
                            Hannibal MO Ind Dev Auth Hlth Fac Rev Regl Hosp Ser A
                            FSA+ 5 5/8% 3/1/2012                                                  AAA          2,170       2,213,400
                            Jackson Cnty MO Ind Dev Auth Hlth Care Rev St
                            Joseph Ctr 7.00% 7/1/2022                                            Baa1          1,500       1,522,500
                            Lees Summit MO Ind Dev Auth Hlth Fac Rev 6.00% 8/15/2017              A-*          1,200       1,128,000
                            Missouri St Hlth & Ed Fac Auth Rev BJC Hlth Sys MBIA+ 5.00% 5/15/2038 AAA          1,000         847,500
                            Missouri St Hlth & Ed Fac Auth Rev Heartland Hlth Sys Proj
                            AMBAC+ 6.35% 11/15/2017                                               AAA          3,600       3,708,000
                            Missouri St Hlth & Ed Fac Auth Rev Hlth Midwest Ser B
                            MBIA+ 6 1/4% 2/15/2022                                                AAA          2,175       2,207,625
                            Missouri St Hlth & Ed Fac Auth Rev SSM Hlth Care Ser A
                            MBIA+ 5.00% 6/1/2022                                                  AAA          1,750       1,553,125
                            North Kansas City MO Hosp Rev AMBAC+ 4 3/4% 11/15/2023                Aaa          3,830       3,198,050
                            Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac
                            Mennonite Gen Hosp Proj Ser A 5 5/8% 7/1/2017                         BBB            370         317,275
                            Total                                                                                         17,313,875
----------------------------------------------------------------------------------------------------------------------==============
Housing 9.57%               Missouri St Dev Fin Bd Multi Fam Rev Quality Hill Proj Ser A
                            ASSET GTY+ 5.60% 9/15/2028                                             AA          2,365       2,264,488
                            Missouri St Hsg Dev Cmnty Mtg 13.5/2005 w/Warrants
                            GNMA/FNMA+ AMT+++ 6.22% 3/1/2026                                      AAA          4,715       4,750,363
                            Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Ser A
                            GNMA+ AMT+++ 6 3/4% 6/1/2024                                          AAA            290         297,612
                            Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Ser B
                            GNMA+ AMT+++ 6.40% 12/1/2024                                          AAA          1,920       1,944,000
                            Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1
                            GNMA/FNMA+ AMT+++ Zero Coupon 3/1/2029                                AAA          4,750         777,812
                            Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev Portfolio 1 Ser B
                            GNMA+ 7.65% 10/15/2022                                                AAA             15          15,404
                            St Louis Cnty MO Ind Dev Auth Multi Fam Hsg Rev Bonhomme Village
                            Apt Proj Ser A FNMA+ 5.35% 7/1/2018                                   AAA          1,400       1,305,500
                            St Louis MO Pkg Fac Rev Argyle Bldg Fac Ser A
                            MBIA+ 57/8% 12/15/2021                                                Aaa             50          50,312
                            Total                                                                                         11,405,491
----------------------------------------------------------------------------------------------------------------------==============
Industrial 6.91%            Missouri St Dev Fin Bd Solid Waste Disp Rev Procter & Gamble
                            Paper Proj AMT+++ 5.20% 3/15/2029                                      AA          8,200       7,246,750

                                                                              21


                               Statement of Net Assets (unaudited)
                               MISSOURI TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            St Louis MO Ind Dev Auth Swr & Solid Waste Disp Fac Rev Anheuser-Busch
                            Proj AMT+++ 5 7/8% 11/1/2026                                           A1         $1,005      $  986,156
                            Total                                                                                          8,232,906
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 10.55%        Columbia MO Sp Oblig Cap Impt 5 1/2% 2/1/2016                           A            380         374,775
                            Kansas City MO Muni Assist Corp Rev Ser A 5 1/8% 3/1/2019              A3          1,250       1,160,937
                            Missouri Sch Bd Assoc Lease Partn NIXA Reorg Sch Dist R-2
                            ASSET GTY+ 5.40% 3/1/2020                                              AA            900         857,250
                            Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A
                            AMBAC+ 5.15% 6/1/2018                                                 AAA          1,415       1,310,644
                            Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A
                            AMBAC+ 5.15% 6/1/2019                                                 AAA          1,405       1,292,600
                            Missouri St Dev Fin Bd Infra Fac Rev Hartman Heritage Ctr Proj Ser A
                            AMBAC+ 5 7/8% 4/1/2020                                                Aaa          1,000       1,012,500
                            St Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp Arena
                            AMT+++ 7 7/8% 12/1/2024                                               BB*          2,000       2,102,500
                            St Louis MO Ld Clearance Redev Auth Rev Kiel Site Lease Ser B
                            MBIA+ 5.30% 7/1/2016                                                  AAA            100          98,125
                            St Louis MO Muni Fin Corp Lease Hold Rev City Justice Ctr Ser A
                            AMBAC+ 6.00% 2/15/2019                                                AAA          3,500       3,578,750
                            St Louis MO Muni Fin Corp Lease Hold Rev City Justice Ctr Ser A
                            AMBAC+ 6.00% 2/15/2020                                                Aaa            760         780,900
                            Total                                                                                         12,568,981
----------------------------------------------------------------------------------------------------------------------==============
Pollution 8.72%             Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser A
                            6.55% 7/1/2014                                                        Aaa          3,000       3,165,000
                            Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser A
                            5 3/4% 1/1/2016                                                       Aaa          1,220       1,239,825
                            Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser B
                            7.20% 7/1/2016                                                        Aaa          2,250       2,486,250
                            Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser D
                            5.90% 1/1/2019                                                        Aaa          2,100       2,149,875
                            Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser E
                            5 5/8% 7/1/2016                                                       Aaa            900         909,000
                            Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl St
                            Revolving FDS Prog Ser A 5.70% 7/1/2021                               Aaa            435         433,913
                            Total                                                                                         10,383,863
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 21.83%          Clay Cnty MO Pub Bldg Auth Lease Hold Rev FGIC+ 7.00% 5/15/2014       AAA          1,000       1,078,750
                            Kansas City MO Arpt Rev Gen Impt Ser B FSA+ 6 7/8% 9/1/2014           AAA          1,490       1,620,375
                            Kansas City MO Wtr Rev 7th Issue Ser D 6.65% 12/1/2013                AAA          2,800       3,003,000
                            Missouri St Hlth & Ed Fac Auth Rev BJC
                            Hlth Sys Ser A 61/2% 5/15/2020                                        AAA          4,900       5,292,000
                            Missouri St Hlth & Ed Fac Auth Rev SSM Hlth Care Ser AA
                            MBIA+ 6 1/4% 6/1/2016                                                 AAA            345         362,250
                            Missouri St Hlth & Ed Fac Auth Rev St Louis Univ
                            High Sch 6.35% 10/1/2014                                              AAA          2,000       2,132,500
                            Missouri St Regl Convention & Sports Complex Auth Ser A
                            6.90% 8/15/2021                                                       AAA          5,000       5,325,000
                            Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.08% 7/1/2023++          AAA          2,500       2,696,875
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.76% 1/25/2007++                 AAA          2,000       2,102,500
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.76% 1/16/2015++                 AAA          1,000       1,061,250
                            St Louis MO Pkg Fac Rev MBIA+ 5 3/8% 12/15/2021                       AAA             10           9,638
                            St Louis MO Sch Dist FGIC+ 6.00% 4/1/2012                             AAA          1,275       1,319,625
                            Total                                                                                         26,003,763
----------------------------------------------------------------------------------------------------------------------==============
Transportation 10.84%       Lake Of The Ozarks Cmnty Bdg Corp MO Bdg Sys Rev 5 1/4% 12/1/2020   BBB-*          1,500       1,280,625
                            Lake Of The Ozarks Cmnty Bdg Corp MO Bdg Sys Rev 5 1/4% 12/1/2026   BBB-*          3,000       2,493,750
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                            MBIA+ 4 3/4% 7/1/2038                                                 AAA          9,405       7,888,444
                            St Louis MO Arpt Rev Lambert St Louis Intl Ser B
                            FGIC+ AMT+++ 5 1/4% 7/1/2022                                          AAA            750         686,250
                            St Louis MO Arpt Rev Lambert St Louis Intl Ser B
                            FGIC+ AMT+++ 5 1/4% 7/1/2027                                          AAA            625         564,062
                            Total                                                                                         12,913,131
----------------------------------------------------------------------------------------------------------------------==============

22

                               Statement of Net Assets (unaudited)
                               MISSOURI TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Water/Sewer 1.31%           Missouri St Envr Impt & Enrg Res Auth Wtr Fac Henry Cnty Wtr Ser A
                            MBIA+ AMT+++ 5.95% 11/1/2019                                          AAA          $1,500    $ 1,530,000
                            St Charles Cnty MO Pub Wtr Supp Dist #2 Ctfs Partn Ser A
                            MBIA+ 5.00% 12/1/2020                                                 Aaa             40          35,900
                            Total                                                                                          1,565,900
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 100.76% (Cost $121,028,168)                                            120,024,248
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities (.76)%                                                                            (906,365)
====================================================================================================================================
Net Assets 100.00%                                                                                                      $119,117,883
====================================================================================================================================

                    Net asset value ($119,117,883 / 24,221,535 shares outstanding)                                             $4.92

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)                  $5.09

               *    This  security has not been rated by an  independent  ratings  service,  but is, in Lord  Abbett's  opinion,  of comparable quality.
               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency. See page 31 for
                    Glossary of Terms.
               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.
               +++  I ncome from these securities may be subject to the Alternative Minimum Tax (AMT).
                    See Notes to Financial Statements.

                               Statement of Net Assets (unaudited)
                               HAWAII TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education .42%              University HI Univ Sys Rev Ser G AMBAC+ 5.45% 10/1/2006               AAA         $  275      $  281,531
----------------------------------------------------------------------------------------------------------------------==============
Finance 1.34%               Puerto Rico Pub Fin Corp Comwlth Approp Ser A FSA+ 5.00% 6/1/2026     AAA          1,000         901,250
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 32.36%   Hawaii Cnty HI Ser A FGIC+ 5.60% 5/1/2013                             AAA          1,780       1,813,375
                            Hawaii Cnty HI Ser A FSA+ 5 5/8% 5/15/2019                            AAA            545         539,550
                            Hawaii St Ser BZ 6.00% 10/1/2010                                       A1            500         530,625
                            Hawaii St Ser BZ 6.00% 10/1/2012                                       A1            500         531,875
                            Hawaii St Ser CA FGIC+ 8.00% 1/1/2013                                 AAA          2,000       2,482,500
                            Hawaii St Ser CP FGIC+ 5.00% 10/1/2016                                AAA            900         844,875
                            Hawaii St Ser CR MBIA+ 4 3/4% 4/1/2018                                AAA          3,000       2,651,250
                            Hawaii St Ser CT FSA+ 5 7/8% 9/1/2019                                 AAA          1,175       1,195,562
                            Honolulu HI City & Cnty Ser A 7.30% 7/1/2003                           AA          2,500       2,684,375
                            Honolulu HI City & Cnty Ser A MBIA+ 5.00% 11/1/2015                   AAA          1,095       1,036,144
                            Honolulu HI City & Cnty Ser A FGIC+ 5 1/2% 9/1/2016                   AAA              5           4,963
                            Honolulu HI City & Cnty Ser B FGIC+ 5.00% 11/1/2016                   AAA            265         248,768
                            Honolulu HI City & Cnty Wtr FGIC+ 6.00% 12/1/2015                     AAA          1,000       1,050,000
                            Kauai Cnty HI Pub Impt Ser B MBIA+ 5 1/4% 8/1/2017                    AAA             95          91,200
                            Kauai Cnty HI Ser A FGIC+ 6 1/8% 8/1/2024                             AAA            580         593,050
                            Maui Cnty HI Ser A MBIA+ 5 3/4% 6/1/2016                              AAA          1,035       1,046,644
                            Puerto Rico Comwlth MBIA+ 5.00% 7/1/2024                              AAA          1,000         907,500
                            Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A            500         413,750
                            Puerto Rico Comwlth RIBs FSA+ 8.13% 7/1/2020++                        AAA          3,000       3,030,000
                            Total                                                                                         21,696,006
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 13.58%           Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev St Francis Med Ctr
                            FSA+ 6 1/2% 7/1/2022                                                  AAA          1,200       1,237,500
                            Hawaii St Dept Bdg & Fin Sp Purp Rev Kaiser Permanente Ser A
                            5.15% 3/1/2015                                                          A          2,000       1,805,000


                                                                              23


                               Statement of Net Assets (unaudited)
                               HAWAII TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Hawaii St Dept Bdg & Fin Sp Purp Rev Kapiolani Hlth 6.20% 7/1/2016      A         $1,000      $  981,250
                            Hawaii St Dept Bdg & Fin Sp Purp Rev Kapiolani Hlth 6 1/4% 7/1/2021     A          2,000       1,917,500
                            Hawaii St Dept Bdg & Fin Sp Purp Rev The Queens Hlth Sys Ser B
                            MBIA+ 5 1/4% 7/1/2023                                                 AAA          1,000         905,000
                            Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem
                            Hosp Proj 5 1/4% 7/1/2013                                             BBB          1,200       1,026,000
                            Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem
                            Hosp Proj 5 1/2% 7/1/2028                                             BBB          1,350       1,081,688
                            Puerto Rico Ind Tourist Ed Mutuo Oblig Group Ser A
                            MBIA+ 6 1/4% 7/1/2024                                                 AAA            150         154,500
                            Total                                                                                          9,108,438
----------------------------------------------------------------------------------------------------------------------==============
Housing 4.93%               Hawaii St Hsg Fin & Dev Corp Rev Univ Of HI Faculty Hsg Proj
                            AMBAC+ 5.65% 10/1/2016                                                AAA          1,000       1,008,750
                            Hawaii St Hsg Fin & Dev Corp Rev Univ Of HI Faculty Hsg Proj
                            AMBAC+ 5.70% 10/1/2025                                                AAA            380         378,100
                            Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser A
                            FNMA+ AMT+++ 7.10% 7/1/2024                                           Aa1            960         990,000
                            Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B
                            FNMA+ 5.30% 7/1/2028                                                  Aa1          1,000         916,250
                            Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev Portfolio 1 Ser B
                            GNMA+ 7.65% 10/15/2022                                                AAA             15          15,404
                            Total                                                                                          3,308,504
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous .99%          Hawaii St Ctfs Partn Kapolei St Office Bldg Ser A
                            AMBAC+ 5.00% 5/1/2018                                                 AAA            725         664,281
----------------------------------------------------------------------------------------------------------------------==============
Power 14.35%                Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev RIBs
                            AMT+++ 6.58% 12/15/2023++                                             AAA          5,000       4,456,250
                            Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co Ser A
                            MBIA+ AMT+++ 6.60% 1/1/2025                                           AAA          2,500       2,584,375
                            Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co Ser C
                            MBIA+ AMT+++ 7 3/8% 12/1/2020                                         AAA          1,750       1,806,962
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser U 6.00% 7/1/2014               Baa1            750         773,438
                            Total                                                                                          9,621,025
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 17.70%          Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev Pali Momi Med Ctr Proj
                            7.65% 7/1/2019                                                        AAA          1,000       1,056,250
                            Honolulu HI City & Cnty Ser A MBIA+ 5.00% 11/1/2015                   AAA            405         405,506
                            Honolulu HI City & Cnty Ser A FGIC+ 5 1/2% 9/1/2016                   AAA            440         459,800
                            Honolulu HI City & Cnty Ser A FGIC+ 5 1/2% 9/1/2016                   AAA            555         573,037
                            Honolulu HI City & Cnty Ser B FGIC+ 5.00% 11/1/2016                   AAA            235         236,762
                            Puerto Rico Comwlth 6.45% 7/1/2017                                    AAA          2,575       2,784,219
                            Puerto Rico Comwlth 6 1/2% 7/1/2023                                   AAA          1,250       1,354,688
                            Puerto Rico Comwlth 6.00% 7/1/2026                                    AAA          1,000       1,086,250
                            Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.08% 7/1/2023++          AAA          1,500       1,618,125
                            Puerto Rico Ind Med & Envr Poll Ctrl St Luke Hosp Ser A
                            6 1/4% 6/1/2010                                                       AAA          1,390       1,443,863
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.76% 1/16/2015++                 AAA            800         849,000
                            Total                                                                                         11,867,500
----------------------------------------------------------------------------------------------------------------------==============
Transportation 9.63%        Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 7.00% 7/1/2018            AAA          2,000       2,080,000
                            Hawaii St Hbr Cap Impt Rev FGIC+ AMT+++ 6 1/4% 7/1/2015               AAA            500         515,000
                            Hawaii St Hbr Cap Impt Rev FGIC+ AMT+++ 6 3/8% 7/1/2024               AAA            500         511,875
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser V 6 5/8% 7/1/2012     A            500         525,000
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y 5 1/2% 7/1/2026     A          1,000         951,250
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev 5.00% 7/1/2022         A             20          17,750
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                            AMBAC+ 5.00% 7/1/2028                                                 AAA          1,100         980,375
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Sub PR St
                            Infrastructure Bk 5.00% 7/1/2028                                        A          1,000         875,000
                            Total                                                                                          6,456,250
----------------------------------------------------------------------------------------------------------------------==============

24

                               Statement of Net Assets (unaudited)
                               HAWAII TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Water/Sewer 3.90%           Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev 5.80% 7/1/2021       AA         $1,000     $ 1,005,000
                            Honolulu HI City & Cnty Waste Wtr Sys Rev 2nd Bd Resolution
                            FGIC+ 4 1/2% 7/1/2028                                                 AAA          2,000       1,610,000
                            Total                                                                                          2,615,000
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 99.20% (Cost $67,026,400)                                               66,519,785
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities .80%                                                                                536,770
====================================================================================================================================
Net Assets 100.00%                                                                                                       $67,056,555
====================================================================================================================================

                    Net asset value ($67,056,555 / 14,050,461 shares outstanding)                                              $4.77

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)                  $4.93

               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency.
                    See page 31 for Glossary of Terms.
               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.
               +++  Income from these securities may be subject to the Alternative Minimum Tax (AMT).
                    See Notes to Financial Statements.

                               Statement of Net Assets (unaudited)
                               WASHINGTON TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 3.20%             Washington St Higher Ed Fac Auth Rev Whitman College Proj
                            5 7/8% 10/1/2029                                                       AA         $1,500     $ 1,496,250
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 18.62%   King Cnty WA RIBs 6.87% 12/1/2013++                                   AA*          3,000       3,210,000
                            King Cnty WA Ser B 4 1/2% 1/1/2024                                    Aa1            320         260,400
                            Port Seattle WA Sp Fac Rev Ser C MBIA+ AMT+++ 6.00% 9/1/2029          AAA          1,000       1,011,250
                            Puerto Rico Comwlth Pub Impt 6.00% 7/1/2029                             A          2,000       2,015,000
                            Washington St Ser A 5 3/4% 9/1/2019                                   Aa1            400         401,000
                            Washington St Ser B 5 3/4% 5/1/2016                                   Aa1          1,680       1,692,600
                            Whatcom Cnty WA 5 3/4% 12/1/2012                                       A1            115         116,438
                            Total                                                                                          8,706,688
----------------------------------------------------------------------------------------------------------------------==============
Housing 5.41%               Skagit Cnty WA Hsg Auth Low Income Hsg Assist Rev Mtg Ln
                            GNMA+ 7.00% 6/20/2035                                                 AAA            750         800,625
                            Snohomish Cnty WA Hsg Auth Rev Cedar Str Apt Ser A
                            AMT+++ 6.40% 5/1/2027                                                   A            500         510,625
                            Washington St Hsg Fin Cmnty Sing Fam Mtg Rev Mtg Ser A
                            GNMA/FNMA+ AMT+++ 6.65% 7/1/2016                                      AAA            140         140,180
                            Washington St Hsg Fin Cmnty Sing Fam Mtg Rev Mtg Ser A
                            GNMA/FNMA+ AMT+++ 7.05% 7/1/2022                                      AAA          1,035       1,077,694
                            Total                                                                                          2,529,124
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 4.38%         Bellevue WA Convention Ctrl Auth Sp Oblig Rev Comp Int
                            MBIA+ Zero Coupon 2/1/2024                                            AAA          1,400         341,250
                            CDP-King Cnty III WA Lease Rev King Street Ctr Proj
                            MBIA+ 5 1/4% 6/1/2026                                                 AAA            500         455,625
                            Port Seattle WA Passenger Fac Charge Rev Ser A MBIA+ 5.00% 12/1/2023  AAA          1,125         990,000
                            Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax Multi Purp
                            Arena Proj AMBAC+ 6 1/2% 1/1/2018                                     AAA            250         260,000
                            Total                                                                                          2,046,875
----------------------------------------------------------------------------------------------------------------------==============

                                                                              25

                               Statement of Net Assets (unaudited)
                               WASHINGTON TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Power 27.69%                Chelan Cnty WA Pub Util Dist #1 Columbia Riv Rock IS Hwy Ser A
                            MBIA+ Zero Coupon 6/1/2024                                            AAA         $1,860      $  439,425
                            Chelan Cnty WA Pub Util Dist #1 Cons Rev Chelan Hydroelec Ser A
                            MBIA+ AMT+++ 6.40% 7/1/2017                                           AAA          1,000       1,047,500
                            Chelan Cnty WA Pub Util Dist #1 Cons Rev Chelan Hydroelec Ser A
                            AMT+++ 6.20% 7/1/2034                                                 Aa2          1,855       1,873,550
                            Douglas Cnty WA Pub Util Dist #1 Wells Hydroelec 8 3/4% 9/1/2018       AA            350         421,312
                            Douglas Cnty WA Pub Util Dist #1 Wells Hydroelec 2 Tier Ser B
                            AMBAC+ 8 v3/4% 9/1/2006                                               AAA          4,535       5,039,519
                            Lewis Cnty WA Pub Util Dist #1 Cowlitz Falls
                            Hydroelec 5 1/2% 10/1/2022                                            Aa1            755         718,194
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024             Baa1          1,500       1,282,500
                            Seattle WA Mun Lt & Pwr Rev Ser A MBIA+ 5 5/8% 9/1/2015               AAA            720         724,500
                            Snohomish Cnty WA Pub Util #1 Elec Rev FSA+ 5 3/8% 12/1/2024          AAA          1,500       1,396,875
                            Total                                                                                         12,943,375
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 17.81%          Douglas Cnty WA Pub Util Dist #1 Wells Hydroelec 8 3/4% 9/1/2018      AAA            150         187,125
                            Mason Cnty WA Pub Util Dist #3 Elec Rev 6.35% 1/1/2013                AAA          1,040       1,080,300
                            Mount Vernon WA AMBAC+ 6.85% 12/1/2014                                AAA          1,285       1,391,012
                            Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                      AAA             20          21,200
                            Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.08% 7/1/2023++          AAA          3,500       3,775,625
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.76% 1/16/2015++                 AAA            500         530,625
                            Renton WA Wtr & Swr Rev 6.55% 11/1/2013                               AAA          1,000       1,068,750
                            Washington St Higher Ed Fac Auth Rev Whitworth College
                            CONNIE LEE+ 7.00% 10/1/2015                                           AAA            250         271,563
                            Total                                                                                          8,326,200
----------------------------------------------------------------------------------------------------------------------==============
Transportation 8.59%        Central Puget Sound WA Regl Tran Auth Sales Tax & Motor
                            FGIC+ 5 1/4% 2/1/2021                                                 AAA          2,750       2,585,000
                            Central Puget Sound WA Regl Tran Auth Sales Tax & Motor
                            FGIC+ 4 3/4% 2/1/2028                                                 AAA            300         249,750
                            Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                     Baa1            400         396,500
                            Port Seattle WA Rev Ser B AMBAC+ AMT+++ 7.60% 12/1/2009                AA            525         544,609
                            Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                       AA            230         242,362
                            Total                                                                                          4,018,221
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 16.49%          King Cnty WA Swr Rev FGIC+ 5 1/2% 1/1/2022                            AAA          2,000       1,917,500
                            King Cnty WA Swr Rev FGIC+ 5 1/4% 1/1/2026                            AAA          1,525       1,383,938
                            Seattle WA Drain & Waste Wtr Util Rev 53/4% 12/1/2022                 Aa2          1,500       1,503,750
                            Seattle WA Wtr Sys Rev 5 1/4% 12/1/2023                               Aa2          1,040         964,600
                            Seattle WA Wtr Sys Rev FGIC+ 5 3/8% 3/1/2029                          AAA          1,000         923,750
                            Vancouver WA Wtr & Swr Rev FGIC+ 6.00% 6/1/2020                       AAA          1,000       1,015,000
                            Total                                                                                          7,708,538
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 102.19% (Cost $47,635,477)                                              47,775,271
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities (2.19)%                                                                         (1,025,805)
====================================================================================================================================
Net Assets 100.00%                                                                                                       $46,749,466
====================================================================================================================================

                    Net asset value ($46,749,466 / 9,621,106 shares outstanding)                                               $4.86

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)                  $5.02

               *    This  security has not been rated by an  independent  ratings  service,  but is, in Lord  Abbett's  opinion,  of comparable quality.
               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency.
                    See page 31 for Glossary of Terms.
               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.
               +++  Income from these securities may be subject to the Alternative Minimum Tax (AMT).
                    See Notes to Financial Statements.


                               Statement of Net Assets (unaudited)
                               MINNESOTA TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 7.80%             Minnesota St Higher Ed Fac Auth Rev Hamline Univ Ser 5-B
                            6.00% 10/1/2029                                                      Baa1         $  500      $  500,000
                            Minnesota St Higher Ed Fac Auth Rev Macalester College Ser 4-J
                            5.55% 3/1/2017                                                        Aa3            260         259,025
                            Minnesota St Higher Ed Fac Auth Rev Univ of St Thomas Ser 4-A1
                            5 5/8% 10/1/2016                                                       A2            250         248,125
                            Minnesota St Higher Ed Fac Auth Rev Univ of St Thomas Ser 4-M
                            5.35% 4/1/2017                                                         A2            250         239,063
                            University MN Ser A 5 3/4% 7/1/2018                                   Aa2            250         258,125
                            Total                                                                                          1,504,338
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 22.83%   Minneapolis MN Sp Sch Dist #1 Ctfs Partn 5 3/4% 2/1/2017              Aa1          1,120       1,138,200
                            Minneapolis MN Sp Sch Dist #1 FGIC+ 5 3/8% 2/1/2014                   AAA            250         250,312
                            Minneapolis MN Sp Sch Dist #1 Ctfs Partn Ser B 5 1/8% 2/1/2018        Aa1            500         468,750
                            Minnesota St 5 1/4% 8/1/2014                                          AAA            265         262,681
                            North St Paul Maplewood MN Indpt Sch Dist #622 Ser A 5 1/8% 2/1/2020  Aa1            550         508,750
                            Park Rapids MN Indpt Sch Dist #309 4 3/4% 2/1/2018                    Aa1            250         221,562
                            Princeton MN Indpt Sch Dist #477 FSA+ 5 1/8% 2/1/2024                 Aaa          1,000         911,250
                            St Cloud MN Ctfs Partn 5.90% 12/1/2017                                BBB            200         196,500
                            St Michael MN Indpt Sch Dist #885 5.00% 2/1/2025                      Aa1            250         222,500
                            Windom MN Indpt Sch Dist #177 4 3/4% 2/1/2019                         Aa1            250         220,313
                            Total                                                                                          4,400,818
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 18.35%           Hastings MN Hlth Care Fac Rev Regina Med Ctr ACA+ 5.30% 9/15/2028       A            500         432,500
                            Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys
                            Childrens Hlth Care Ser A FSA+ 5.70% 8/15/2016                        AAA            150         148,875
                            Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys
                            Group Hlth Plan Proj 6.90% 10/15/2022                                Baa1            300         302,625
                            Minnesota Agric & Econ Dev Bd Rev Evangelical Lutheran Proj
                            AMBAC+ 5.00% 12/1/2015                                                AAA            250         232,813
                            Minnesota Agric & Econ Dev Bd Rev Hlth Care Fairview Hosp Ser A
                            MBIA+ 5 1/2% 11/15/2017                                               AAA            220         215,050
                            Rochester MN Hlth Care Fac Rev Mayo Fndtn Ser A 5 1/2% 11/15/2027      AA            500         477,500
                            Rochester MN Hlth Care Fac Rev Mayo Fndtn Ser B 5 1/2% 11/15/2027      AA            500         477,500
                            Rochester MN Hlth Care Fac Rev Ser H RIBs 7.76% 11/15/2015++           AA          1,000       1,046,250
                            St Paul MN Hsg & Redev Auth Hosp Rev Hlth
                            East Proj Ser A 5.70% 11/1/2015                                       BBB            250         205,312
                            Total                                                                                          3,538,425
----------------------------------------------------------------------------------------------------------------------==============
Housing 14.84%              Fairbault MN Hsg & Redev Auth Govt Trails Edge Apt Ser A
                            5 1/4% 2/1/2028                                                        A3            500         452,500
                            Minneapolis MN Multi Fam Hsg Rev East Village South
                            GNMA+ 6.10% 7/20/2020                                                 Aaa          1,000       1,013,750
                            Minnesota St Hsg Fin Agy Sing Fam Mtg Ser B-1 AMT+++ 6 3/4% 1/1/2026  Aa2             95          97,375
                            Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT+++ 6.40% 7/1/2015     Aa2            245         252,350
                            Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT+++ 5.85% 7/1/2019      Aa            205         202,694
                            Minnesota St Hsg Fin Agy Sing Fam Mtg Ser E 5.90% 7/1/2025            Aa2            205         203,975
                            Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G AMT+++ 6 1/4% 7/1/2026    Aa2            210         211,837
                            Robbinsdale MN Sr Hsg Proj Ser B FGIC+ 5 3/4% 1/1/2023                Aaa            250         244,688
                            Scott Cnty MN Hsg & Redev Savage City Hamilton Apt Proj
                            AMBAC+ 5.60% 2/1/2019                                                 Aaa             80          78,400
                            St Louis Park MN Multi Fam Hsg Mtg Cmnty Hsg FHA+ 6.15% 12/1/2016      Aa            100         102,625
                            Total                                                                                          2,860,194
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 5.95%         Bemidji MN Lease Rev MN St Bureau Criminal Appreh
                            MBIA+ 5.80% 12/1/2021                                                 Aaa            460         462,300
                            Minneapolis MN Sports Arena Proj 5 1/8% 10/1/2020                     AAA            500         466,250
                            St Paul MN Tax Increment Block 39 Ser A 4 3/4% 2/1/2019               Aa2            250         219,063
                            Total                                                                                          1,147,613
----------------------------------------------------------------------------------------------------------------------==============

                                                                                27

                               Statement of Net Assets (unaudited)
                               MINNESOTA TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Pollution 1.41%             Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A 4 3/4% 3/1/2017        AAA         $  300      $  271,500
----------------------------------------------------------------------------------------------------------------------==============
Power 4.43%                 Puerto Rico Elec Pwr Auth Pwr Rev Ser DD FSA+ 4 1/2% 7/1/2019         AAA             95          81,819
                            South Minnesota Muni Pwr Agy Pwr Supply Sys Rev Ser A
                            MBIA+ Zero Coupon 1/1/2021                                            AAA          1,000         302,500
                            South Minnesota Muni Pwr Agy Pwr Supply Sys Rev Ser A
                            MBIA+ 5.00% 1/1/2016                                                  AAA            500         469,375
                            Total                                                                                            853,694
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 16.45%          Marshall MN Elec & Wtr Util Rev FSA+ 6.45% 7/1/2011                   AAA            150         156,187
                            Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Hlth One
                            Obligated Group Ser A 7.40% 8/15/2011                                 AAA            500         515,560
                            Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Hlth One
                            Obligated Group Ser B 8.00% 8/15/2014                                 AAA            650         671,482
                            Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Ser A
                            MBIA+ 6 3/4% 8/15/2014                                                AAA            245         252,061
                            Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C 7.30% 12/1/2006  AAA            200         210,000
                            Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C 7.00% 12/1/2020  AAA            200         209,250
                            Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A 6 1/4% 3/1/2016        AAA            100         105,875
                            Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A 6 1/2% 3/1/2014        AAA          1,000       1,051,250
                            Total                                                                                          3,171,665
----------------------------------------------------------------------------------------------------------------------==============
Transportation 6.86%        Minneapolis & St Paul MN Met Arpt Cmnty Ser 13 AMT+++ 4 1/2% 1/1/2014 AAA            250         220,313
                            Minneapolis & St Paul MN Met Arpt Cmnty Arpt Rev Ser A
                            AMBAC+ 5.00% 1/1/2030                                                 AAA          1,250       1,103,125
                            Total                                                                                          1,323,438
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 98.92% (Cost $19,576,807)                                               19,071,685
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities 1.08%                                                                               207,698
----------------------------------------------------------------------------------------------------------------------==============
Net Assets 100.00%                                                                                                       $19,279,383
----------------------------------------------------------------------------------------------------------------------==============

                    Net asset value ($19,279,383 / 4,075,474 shares outstanding) $4.73

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price) $4.89

               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency.
                    See page 31 for Glossary of Terms.
               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.
               +++  Income from these securities may be subject to the Alternative Minimum Tax (AMT).
                    See Notes to Financial Statements.

                               Statement of Net Assets (unaudited)
                               CALIFORNIA TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 15.15%            California Cmnty College Fin Auth Lease Rev Ser A
                            MBIA+ 4 5/8% 9/1/2023                                                 AAA        $ 1,850     $ 1,577,125
                            California Ed Fac Auth Rev CA Inst of Technology 4 1/2% 10/1/2027     AAA         10,145       8,318,900
                            California Ed Fac Auth Rev Fresno Pacific Univ Ser A 6 3/4% 3/1/2019 Baa3          1,250       1,292,187
                            California Ed Fac Auth Rev Pooled College & Univ Proj Ser B
                            6 1/8% 4/1/2013                                                      Baa2          1,340       1,388,575
                            California Ed Fac Auth Rev Pooled College & Univ Proj Ser B
                            6.30% 4/1/2021                                                       Baa2          1,000       1,007,500
                            California Ed Fac Auth Rev Residual Ctfs Ser 113
                            RIBs 6.69% 12/1/2027++                                                AAA          2,525       2,187,281
                            California Ed Fac Auth Rev Univ San Diego
                            AMBAC+ Zero Coupon 10/1/2022                                          Aaa            960         256,800
                            California Ed Fac Auth Rev Univ San Diego
                            AMBAC+ Zero Coupon 10/1/2024                                          Aaa          1,080         255,150
                            California Ed Fac Auth Rev Univ of San Francisco
                            MBIA+ 6.00% 10/1/2016                                                 AAA             75          78,281

28

                               Statement of Net Assets (unaudited)
                               CALIFORNIA TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            California Ed Fac Auth Rev Univ of San Francisco
                            MBIA+ 6.00% 10/1/2026                                                 AAA        $ 3,935     $ 4,008,781
                            California Ed Fac Auth Rev Univ of Southern CA 5 1/2% 10/1/2027       Aa2          2,295       2,208,937
                            California St Univ Rev & Colleges Hsg Sys FGIC+ 5.90% 11/1/2021       AAA          2,350       2,388,187
                            Capistrano CA Univ Sch Dist Sch Fac Impt Dist #1 Ser A
                            FGIC+ 6 1/4% 8/1/2018                                                 AAA           1,845      1,969,538
                            Capistrano CA Univ Sch Dist Sch Fac Impt Dist #1 Ser A
                            FGIC+ 6.00% 8/1/2024                                                  AAA           2,500      2,562,500
                            Santa Ana CA Univ Sch Dist Ctfs Partn Fin Proj
                            FSA+ Zero Coupon 4/1/2019                                             AAA           2,295        763,088
                            Total                                                                                         30,262,830
----------------------------------------------------------------------------------------------------------------------==============
Finance 1.68%               Orange Cnty CA Recovery Ctfs Partn Residual Ctfs Ser 128
                            RIBs MBIA+ 8.04% 7/1/2019++                                          AAA*          2,500       2,593,750
                            Orange Cnty CA Recovery Ctfs Partn Ser A MBIA+ 6.00% 7/1/2026         AAA            750         764,063
                            Total                                                                                          3,357,813
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 9.36%    ABC CA Univ Sch Dist Ser B FGIC+ Zero Coupon 8/1/2024                 AAA          1,605         377,175
                            Cabrillo CA Cmnty College FGIC+ Zero Coupon 8/1/2018                  AAA          2,770         966,037
                            Cabrillo CA Cmnty College FGIC+ Zero Coupon 8/1/2019                  AAA          2,065         673,706
                            California St 5 1/2% 9/1/2018                                          AA            750         746,250
                            California St 4 1/2% 10/1/2018                                         AA          2,000       1,712,500
                            California St FGIC+ 4 3/4% 4/1/2020                                   AAA          1,300       1,145,625
                            California St Ser BR AMT+ 5 1/4% 12/1/2026                             AA             90          80,662
                            New Haven CA Univ Sch Dist Ser B FGIC+ Zero Coupon 8/1/2022           AAA         10,000       2,612,500
                            Oak Grove CA Sch Dist FGIC+ Zero Coupon 8/1/2022                      AAA          2,515         657,044
                            Oak Grove CA Sch Dist FGIC+ Zero Coupon 8/1/2023                      AAA          1,270         312,738
                            Oak Grove CA Sch Dist FGIC+ Zero Coupon 8/1/2024                      AAA          1,130         259,900
                            Pittsburgh CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj
                            AMBAC+ Zero Coupon 8/1/2026                                           AAA          3,500         730,625
                            Pomona CA Univ Sch Dist Ser A MBIA+ 6.55% 8/1/2029                    AAA          1,000       1,123,750
                            Puerto Rico Comwlth FSA+ 5 3/8% 7/1/2025                              AAA          1,000         960,000
                            San Diego CA Convention Ctr Expansn Fin Auth Lease Rev Ser A
                            AMBAC+ 4 3/4% 4/1/2028                                                AAA          5,020       4,292,100
                            Santa Cruz CA City Elem Sch Dist Ser B FGIC+ 6.00% 8/1/2029           AAA          2,000       2,050,000
                            Total                                                                                         18,700,612
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 5.62%            Abag Fin Auth For Nonprofit Corp CA Ctfs Partn O'Connor Woods
                            Obligated Group ACA+ 6.20% 11/1/2029                                    A          1,975       2,024,375
                            California Statewide Cmnty Dev Auth Ctfs Partn FSA+ 5 3/4% 8/15/2027  AAA            935         926,819
                            Contra Costa Cnty CA Ctfs Merrithew Mem Hosp Proj MBIA+
                            5 1/2% 11/1/2022                                                      AAA          1,245       1,195,200
                            University CA Rev Hosp UC Med Ctr AMBAC+ 6.00% 7/1/2026               AAA          2,200       2,227,500
                            Valley Hlth Sys CA Hosp Rev Impt Proj Ser A ACA+ 6 1/2% 5/15/2025       A            575         592,969
                            Valley Hlth Sys CA Hosp Rev RIBs 8.40% 5/15/2025++                     A*          4,000       4,255,000
                            Total                                                                                         11,221,863
----------------------------------------------------------------------------------------------------------------------==============
Housing 3.52%               California Hsg Fin Agy Rev Home Mtg Ser A FHA+ 7 3/8% 8/1/2017        Aa2          3,765       3,854,419
                            California Hsg Fin Agy Rev Home Mtg Ser F
                            FSA+ AMT+++ Zero Coupon 8/1/2031                                      AAA          5,000         662,500
                            California Hsg Fin Agy Rev Multi Fam Hsg III Ser A
                            AMT+++ 5 3/8% 8/1/2028                                                 AA          1,000         910,000
                            California Hsg Fin Agy Sing Fam Mtg Purp Ser A Class I
                            FHA+ AMT+++ 5.40% 8/1/2026                                            AAA          1,745       1,603,219
                            Total                                                                                          7,030,138
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 4.68%         Concord CA Redev Agy Tax Alloc Ser 3 BIG+ 8.00% 7/1/2018              AAA             35          35,308
                            Corona CA Pub Fin Auth Rev Ser A FSA+ 5.00% 9/1/2020                  AAA          1,200       1,110,000
                            Escondido CA Rev Ctfs Partn Ser A FGIC+ 6.00% 9/1/2018                AAA            960         997,200
                            Inglewood CA Pub Fin Auth Rev Ser A AMBAC+ 5 1/4% 8/1/2021            AAA          1,000         971,250

                                                                              29

                               Statement of Net Assets (unaudited)
                               CALIFORNIA TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles CA Pkg Rev Ser A AMBAC+ 4 3/4% 5/1/2020                   AAA         $  935      $  823,969
                            Midpeninsula Regl Open Space Dist CA Fin Auth Rev
                            AMBAC+ Zero Coupon 9/1/2024                                           AAA          3,335         762,881
                            Oakland CA JT Pwr Fin Auth Reassmt Rev 5 1/2% 9/2/2024                  A            520         477,750
                            Palmdale CA Civic Auth Rev Unrefunded Bal Merged Redev Ser A
                            MBIA+ 6.00% 9/1/2015                                                  AAA          1,130       1,172,375
                            Pomona CA Pub Fin Auth Rev S W Pomona Redev Proj Ser W
                            MBIA+ 5.00% 2/1/2030                                                  AAA            750         673,125
                            Sacramento CA City Fin Auth Rev Solid Waste & Redev Proj
                            AMBAC+ 5 3/4% 12/1/2022                                               AAA            100         100,750
                            San Francisco CA St Bldg Auth Lease Rev Civic Ctr Complex Ser A
                            AMBAC+ 5 1/4% 12/1/2021                                               AAA          2,140       2,038,350
                            Santa Fe Springs CA Cmnty Dev Cons Redev Proj Ser A
                            MBIA+ 5 1/8% 9/1/2022                                                 AAA            195         181,838
                            Total                                                                                          9,344,796
----------------------------------------------------------------------------------------------------------------------==============
Pollution 6.42%             California Poll Ctrl Fin Auth Rev Southern CA Ser B
                            AMBAC+ AMT+++ 6.40% 12/1/2024                                         AAA         12,435      12,823,594
----------------------------------------------------------------------------------------------------------------------==============
Power 13.48%                Alameda CA Pwr & Telecom Elec Sys Rev Ctfs MBIA+ 5 1/2% 7/1/2025      AAA          2,355       2,293,181
                            Los Angeles CA Dept Wtr & Pwr Elec Rev 6.40% 5/15/2028                 AA          3,000       3,082,500
                            M-S-R Pub Pwr Agy CA San Juan Proj Rev Ser D MBIA+ 6 3/4% 7/1/2020    AAA          1,000       1,114,730
                            Northern CA Transmission Rev CA Ore Transmission Ser A
                            MBIA+ 6 1/2% 5/1/2016                                                 AAA          4,250       4,462,500
                            Northern CA Transmission Rev RIBs MBIA+ 6.56% 4/29/2024++             AAA          8,500       7,820,000
                            Palo Alto CA Util Rev Ser A 6 1/4% 6/1/2020                           Aa2          1,610       1,670,375
                            Sacramento CA Muni Util Dist Elec Rev RIBs FGIC+ 8.89% 8/15/2018++    AAA          6,000       6,480,000
                            Total                                                                                         26,923,286
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 15.75%          California Ed Fac Auth Rev Loyola Marymount Univ Ser B
                            6.60% 10/1/2022                                                       AAA          1,400       1,494,500
                            California Hlth Fac Fin Auth Rev Cedarknoll Ser B 7 1/2% 8/1/2020     AAA          1,000       1,031,640
                            California Hlth Fac Fin Auth Rev San Diego Assn Ser A
                            MBIA+ 6.95% 10/1/2021                                                 AAA          1,600       1,692,000
                            East Bay CA Muni Util Dist Wtr Sys Rev Sub AMBAC+ 6 1/2% 6/1/2017     AAA          7,935       8,659,069
                            Metropolitan Wtr Dist Southern CA Wtr Wks Rev RIBs 7.41% 8/5/2022++   AAA          7,300       7,966,125
                            San Francisco CA Bay Area Rapid Transn Dist Sales Tax Rev
                            FGIC+ 6.60% 7/1/2012                                                  AAA          1,540       1,613,150
                            Santa Clara CA Elec Rev Ser A MBIA+ 6 1/4% 7/1/2019                   AAA          3,890       4,060,188
                            Vallejo CA Rev Wtr Impt Proj Ser B FGIC+ 6 1/2% 11/1/2014             AAA          4,565       4,935,906
                            Total                                                                                         31,452,578
----------------------------------------------------------------------------------------------------------------------==============
Transportation 11.04%       Alameda Corridor Transn Auth MBIA+ 4 3/4% 10/1/2025                   AAA          3,420       2,945,475
                            Foothill/Eastern Corridor Agy CA Toll Rd Rev MBIA+ 5 1/8% 1/15/2019   AAA            935         884,744
                            Los Angeles CA Hbr Dept Rev Ser B AMT+++ 6 5/8% 8/1/2025               AA          1,000       1,037,500
                            San Francisco CA City & Cnty Arpt Cmnty Intl Arpt Rev Ser Issue 6
                            AMBAC+ AMT+++ 6 1/2% 5/1/2018                                         AAA          4,500       4,747,500
                            San Francisco CA City & Cnty Arpt Cmnty Intl Rev Ser Issue 2
                            MBIA+ 6 3/4% 5/1/2020                                                 AAA          3,230       3,448,025
                            San Francisco CA City & Cnty Arpt Cmnty Intl Rev Ser Issue 20
                            MBIA+ 4 1/2% 5/1/2023                                                 AAA          1,690       1,404,812
                            San Francisco CA City & Cnty Arpt Cmnty Intl Rev Ser Issue 20
                            MBIA+ 4 1/2% 5/1/2026                                                 AAA          4,000       3,275,000
                            San Mateo Cnty CA Transn Dist Ser A MBIA+ 4 1/2% 6/1/2018             AAA          5,030       4,300,650
                            Total                                                                                         22,043,706
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 12.30%          California St Dept Wtr Res Cent VY Proj Rev Ser S 5.00% 12/1/2029     Aa2          3,115       2,795,712
                            Chino Basin CA Regl Fin Auth Rev Inland Empire Util Agy Swr Proj
                            MBIA+ 5 3/4% 11/1/2022                                                AAA            145         146,088

30

                               Statement of Net Assets (unaudited)
                               CALIFORNIA TAX-FREE INCOME FUND March 31, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                            East Bay CA Muni Util Dist Waste Wtr Treatment Sys Rev
                            RIBs AMBAC+ 6.72% 6/1/2020++                                          AAA        $ 1,750     $ 1,708,437
                            East Bay CA Muni Util Dist Wtr Sys Rev Sub MBIA+ 4 3/4% 6/1/2028      AAA          2,000       1,710,000
                            Los Angeles CA Dept Wtr & Pwr Wtrwks Rev FGIC+ 6.10% 10/15/2039       AAA            150         154,500
                            Los Angeles CA Waste Wtr Sys Rev Ser C MBIA+ 4.00% 6/1/2019           AAA          1,905       1,509,713
                            Metropolitan Wtr Dist Southern CA Wtrwks Rev Ser A 5 1/2% 7/1/2019    Aa2            835         826,650
                            Metropolitan Wtr Dist Southern CA Wtrwks Rev Ser A 5.00% 7/1/2026     Aa2          5,750       5,196,562
                            Pajaro Valley CA Wtr Mgmt Agy Rev Ctfs Partn Ser A
                            AMBAC+ 5 1/2% 3/1/2019                                                AAA             65          63,944
                            Reedley CA Pub Fin Auth Lease Rev Waste Wtr Treatment Plant Proj
                            AMBAC+ 6.05% 5/1/2015                                                 AAA          1,400       1,440,250
                            San Diego CA Pub Fac Fin Auth Swr Rev FGIC+ 5.00% 5/15/2015           AAA          4,000       3,855,000
                            San Diego CA Pub Fac Fin Ser B FGIC+ 5.00% 5/15/2029                  AAA          2,000       1,782,500
                            Vallejo CA Rev Wtr Impt Proj Ser A FSA+ 5 7/8% 5/1/2026               AAA          3,350       3,383,500
                            Total                                                                                         24,572,856
----------------------------------------------------------------------------------------------------------------------==============
                           Total Municipal Bonds 99.00% (Cost $196,242,263)                                              197,734,072
====================================================================================================================================
Other Assets, Less Liabilities 1.00%
====================================================================================================================================
Cash                                                                                                                       3,289,097
----------------------------------------------------------------------------------------------------------------------==============
Receivables for:               Interest                                                                                    3,953,070
                               Securities sold                                                                             3,585,113
                               Capitalstock sold                                                                             110,546
                               Total Other Assets                                                                         10,937,826
----------------------------------------------------------------------------------------------------------------------==============
Payables for:                  Securities purchased                                                                        7,519,919
                               Dividends                                                                                     662,414
                               Capital stock reacquired                                                                      323,791
                               Other                                                                                         432,205
                               Total Liabilities                                                                           8,938,329
----------------------------------------------------------------------------------------------------------------------==============
                               Total Other Assets, Less Liabilities                                                        1,999,497
====================================================================================================================================
Net Assets 100.00%                                                                                                      $199,733,569
====================================================================================================================================

                    Class A Shares-Net asset value ($188,591,664 / 18,733,874 shares outstanding)                             $10.07

                    Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)                 $10.41

                    Class C Shares-Net asset value ($11,141,905 / 1,106,457 shares outstanding)                               $10.07

               *    This  security has not been rated by an  independent  ratings  service,  but is, in Lord  Abbett's  opinion,  of comparable quality.
               +    Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency. See Glossary of
                    Terms.
               ++   The interest rate is subject to change  periodically  and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at March 31, 2000. See page 1 for additional important information.
               +++  Income from these investments may be subject to the Alternative Minimum Tax (AMT).
                    See Notes to Financial Statements.

                    GLOSSARY OF TERMS:
                    AMBAC      American Municipal Bond Assurance Corporation
                    ACA        American Capital Assets
                    ASSETGTY   Asset Guaranty
                    BIG        Bond Investors Guaranty
                    FGIC       Financial Guaranty Insurance Company
                    FHA        Federal Housing Administration
                    FHLMC      Federal Home Loan Mortgage Corporation
                    FNMA       Federal National Mortgage Association
                    FSA        Financial Security Assurance, Inc.
                    GNMA       Government National Mortgage Association
                    MBIA       Municipal Bond Investors Assurance

Statements of Operations (unaudited)
                                                                                                        Six Months Ended 3/31/2000
----------------------------------------------------------------------------------------------------------------------------------
                                                                National       New York         Texas    New Jersey    Connecticut
Investment Income                                                   Fund           Fund          Fund          Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                    $ 19,026,981    $ 8,238,708   $ 2,136,836   $ 4,697,950    $ 2,649,911
----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fee                                                 1,419,751        605,793       199,840       389,944        260,782
12b-1 distribution plan                                        1,161,606        443,373       149,345       279,002        182,547
Shareholder servicing                                            167,325         76,360        21,681        44,165         24,416
Reports to shareholders                                           49,993         21,437         6,733        12,573          8,855
Professional                                                      42,607         19,288         9,483        14,133         10,859
Registration                                                      27,075          2,167         4,222         3,009            602
Directors' fees                                                    3,986          2,517           912         2,571          1,483
Other                                                             43,318         10,373         3,863         7,428         11,432

Total expenses                                                 2,915,661      1,181,308       396,079       752,825        500,976
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         16,111,320      7,057,400     1,740,757     3,945,125      2,148,935
----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investment transactions               (17,279,420)    (6,782,246)   (1,811,881)   (4,151,661)    (2,382,120)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/
  depreciation of investments                                  9,028,905      3,929,777       828,005     2,603,089      1,241,956
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments               (8,250,515)    (2,852,469)     (983,876)   (1,548,572)    (1,140,164)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations        $  7,860,805    $ 4,204,931   $   756,881   $ 2,396,553    $ 1,008,771
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Six Months Ended 3/31/2000
----------------------------------------------------------------------------------------------------------------------------------
                                                                Missouri         Hawaii    Washington     Minnesota     California
Investment Income                                                   Fund           Fund          Fund          Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                     $ 3,590,190    $ 2,479,749   $ 1,663,866     $ 604,969    $ 6,387,581
----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fee                                                   302,522        169,937       121,372        47,935        503,826
Management fee waived                                                  -              -             -       (47,935)             -
12b-1 distribution plan                                          211,354        114,690             -             -        392,636
Shareholder servicing                                             48,577         19,685        19,103         6,478         47,904
Reports to shareholders                                           10,504          5,975         4,257         1,434         19,361
Professional                                                      12,635          8,868         7,711         5,831         17,983
Registration                                                       1,805            452           602         1,733          1,804
Directors' fees                                                    1,888            958           682           192             72
Other                                                              9,205          7,132        10,541         3,725          9,831

Total expenses                                                   598,490        327,697       164,268        19,393        993,417
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          2,991,700      2,152,052     1,499,598       585,576      5,394,164
----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investment transactions                (1,129,196)    (1,186,508)   (1,851,080)     (744,515)    (4,834,545)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/
  depreciation of investments                                   (525,198)      (269,706)    1,032,789       496,187      2,477,687
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments               (1,654,394)    (1,456,214)     (818,291)     (248,328)    (2,356,858)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations         $ 1,337,306    $   695,838   $   681,307     $ 337,248    $ 3,037,306
----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets
                                                               Six Months Ended 3/31/2000 (unaudited)          Year Ended 9/30/1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                      National      New York        Texas      National      New York        Texas
Increase (Decrease) in Net Assets                         Fund          Fund         Fund          Fund          Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                             $ 16,111,320   $ 7,057,400  $ 1,740,757  $ 32,381,444  $ 14,517,491  $ 4,618,764
Net realized loss from investment transactions     (17,279,420)   (6,782,246)  (1,811,881)   (6,453,149)     (247,046)  (2,194,752)
Net change in unrealized appreciation
   (depreciation) of investments                     9,028,905     3,929,777      828,005   (50,382,900)  (23,097,350)  (6,921,083)
Net increase (decrease) in net assets
    resulting from operations                        7,860,805     4,204,931      756,881   (24,454,605)   (8,826,905)  (4,497,071)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                              (14,704,968)   (6,455,698)  (2,163,886)  (31,197,508)  (14,166,280)  (4,626,876)
Net realized gain from investment transactions           -                 -              - (10,518,533)            -     (962,026)
Total distributions                                (14,704,968)   (6,455,698)  (2,163,886)  (41,716,041)  (14,166,280)  (5,588,902)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares                   26,106,740     6,575,591    1,426,314    59,929,700    11,967,741    8,191,331
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions      8,847,247     3,644,517    1,420,644    27,589,196     8,196,054    3,727,256
Total                                               34,953,987    10,220,108    2,846,958    87,518,896    20,163,795   11,918,587
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                          (68,676,815)  (26,357,882)  (8,285,844)  (82,595,438)  (32,394,646)  (9,949,181)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from
capital share transactions                         (33,722,828)  (16,137,774)  (5,438,886)    4,923,458   (12,230,851)   1,969,406
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets                             (40,566,991)  (18,388,541)  (6,845,891)  (61,247,188)  (35,224,036)  (8,116,567)
-----------------------------------------------------------------------------------------------------------------------------------
Net  Assets
Beginning of period                                597,062,983   255,032,706   84,490,703   658,310,171   290,256,742   92,607,270
-----------------------------------------------------------------------------------------------------------------------------------
End of period+                                    $556,495,992  $236,644,165  $77,644,812  $597,062,983  $255,032,706  $84,490,703
-----------------------------------------------------------------------------------------------------------------------------------

+ Includes undistributed (overdistributed) net investment income of $2,311,252, $54,634 and $(668,140), respectively, at March 31, 2000 and
     $904,900,  $(547,068) and $(245,011),  respectively, at September 30, 1999.
     See Notes to Financial Statements.


Statements of Changes in Net Assets (unaudited)
                                                                                                 Six Months Ended 3/31/2000
------------------------------------------------------------------------------------------------------------------------------------
                                        New Jersey   Connecticut      Missouri       Hawaii   Washington    Minnesota    California
Increase (Decrease) in Net Assets             Fund          Fund          Fund         Fund         Fund         Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                  $ 3,945,125   $ 2,148,935   $ 2,991,700  $ 2,152,052  $ 1,499,598   $  585,576   $ 5,394,164
Net realized loss from
  investment transactions               (4,151,661)   (2,382,120)   (1,129,196)  (1,186,508)  (1,851,080)    (744,515)   (4,834,545)
Net change in unrealized appreci-
ation (depreciation) of investments      2,603,089     1,241,956      (525,198)    (269,706)   1,032,789      496,187     2,477,687
Net increase in net assets result-
ing from operations                      2,396,553     1,008,771     1,337,306      695,838      681,307      337,248     3,037,306
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                   (4,214,199)   (2,803,730)   (3,132,502)  (1,729,965)  (1,274,318)    (539,836)   (5,283,849)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares        5,708,760     3,288,327     3,151,550    3,132,141      825,182    2,234,854     5,310,799
Net asset value of
  shares issued to shareholders
  in reinvestment of dividends           2,267,732     1,157,663     2,276,983      671,392      783,917      384,688     2,431,226
Total                                    7,976,492     4,445,990     5,428,533    3,803,533    1,609,099    2,619,542     7,742,025
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired              (16,942,886)  (12,313,529)  (10,290,091)  (7,332,198)  (6,115,280)  (2,980,850)  (25,642,074)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets derived
  from capital share transactions       (8,966,394)   (7,867,539)   (4,861,558)  (3,528,665)  (4,506,181)    (361,308)  (17,900,049)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets                 (10,784,040)   (9,662,498)   (6,656,754)  (4,562,792)  (5,099,192)    (563,896)  (20,146,592)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
Beginning of period                    163,237,137   111,758,230   125,774,637   71,619,347   51,848,658   19,843,279   219,880,161
------------------------------------------------------------------------------------------------------------------------------------
End of period+                        $152,453,097  $102,095,732  $119,117,883  $67,056,555  $46,749,466  $19,279,383  $199,733,569
------------------------------------------------------------------------------------------------------------------------------------

+ Includes undistributed (overdistributed) net investment income of $(500,691), $(664,466) ,$(587,353), $535,941, $529,073, $76,485 and
     $(39,589), respectively, at March 31, 2000. See Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                               Year Ended 9/30/1999
------------------------------------------------------------------------------------------------------------------------------------
                                       New Jersey    Connecticut       Missouri     Hawaii   Washington    Minnesota    California
Increase (Decrease) in Net Assets            Fund           Fund           Fund       Fund         Fund         Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                 $ 9,173,658   $ 6,089,046   $ 6,610,014  $ 3,835,503  $ 3,205,394   $  942,107  $ 12,181,601
Net realized gain (loss)
    from investment transactions       (1,091,791)      (78,227)    1,347,189     (486,199)     109,993       12,207       286,600
Net change in unrealized
    depreciation of investments       (14,686,316)   (9,571,217)  (11,024,090)  (5,845,381)  (5,739,926)   (1,551,262)  (22,493,114)
Net decrease in net assets resulting
from operations                        (6,604,449)   (3,560,398)   (3,066,887)  (2,496,077)  (2,424,539)    (596,948)  (10,024,913)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                  (9,017,246)   (6,007,093)   (6,637,087)  (3,617,258)  (2,874,908)    (913,056)  (11,801,694)
Net realized gain from
    investment transactions            (3,695,316)            -             -            -            -            -             -
Total distributions                   (12,712,562)   (6,007,093)   (6,637,087)  (3,617,258)  (2,874,908)    (913,056)  (11,801,694)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares      12,758,881    13,939,413    11,685,863    4,060,791    2,052,719    8,299,061    15,242,324
Net asset value of shares issued
    to shareholders in reinvestment
    of dividends and distributions      7,542,942     2,689,871     4,683,324    1,536,085    1,877,380      647,287     5,540,482
Total                                  20,301,823    16,629,284    16,369,187    5,596,876    3,930,099    8,946,348    20,782,806
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired             (23,874,345)  (16,286,208)  (25,045,944)  (8,834,623)  (9,535,733)  (1,992,279)  (43,480,555)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   derived from capital
    share transactions                 (3,572,522)      343,076    (8,676,757)  (3,237,747)  (5,605,634)   6,954,069   (22,697,749)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets     (22,889,533)   (9,224,415)  (18,380,731)  (9,351,082) (10,905,081)   5,444,065   (44,524,356)
-----------------------------------------------------------------------------------------------------------------------------------
Net  Assets
Beginning of year                     186,126,670   120,982,645   144,155,368   80,970,429   62,753,739   14,399,214   264,404,517
-----------------------------------------------------------------------------------------------------------------------------------
End of year+                         $163,237,137  $111,758,230  $125,774,637  $71,619,347  $51,848,658  $19,843,279 $ 219,880,161
-----------------------------------------------------------------------------------------------------------------------------------

+ Includes undistributed (overdistributed) net investment income of $(231,617), $(9,671), $(446,551), $113,854, $303,793, $30,745 and
     $(149,904), respectively, at September 30, 1999. See Notes to Financial Statements.

  Financial Highlights
  National Tax-Free Income Fund
                                                                                                                     Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                               Ended 3/31,                                                    Year
                                                                      2000                                              Ended 9/30,
Per Share Operating Performance:                                 (unaudited)    1999         1998     1997     1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                               $10.79        $11.98      $11.48   $11.08   $11.00        $10.62
------------------------------------------------------------------------------------------------------------------------------------
        Income (loss) from investment operations
        Net investment income                                       .30           .59         .604     .587     .603          .626
        Net realized and unrealized gain (loss)on investments      (.13)(a)     (1.03)        .470     .415     .075          .382
        Total from investment operations                            .17          (.44)       1.074    1.002     .678         1.008
------------------------------------------------------------------------------------------------------------------------------------
        Distributions
        Dividends from net investment income                       (.28)         (.56)       (.574)   (.602)   (.598)        (.628)
        Distributions from net realized gain                          -          (.19)           -        -        -             -
        Total distributions                                        (.28)         (.75)       (.574)   (.602)   (.598)        (.628)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.68        $10.79      $11.98   $11.48   $11.08        $11.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                    1.71%(c)     (3.85)%      9.60%    9.30%    6.31%         9.84%
------------------------------------------------------------------------------------------------------------------------------------
        Ratios to Average Net Assets:
        Expenses                                                    .48%(c)       .95%        .88%     .87%     .90%          .82%
        Net investment income                                      2.87%(c)      5.10%       5.18%    5.27%    5.63%         5.92%

                                                                                            Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                     Six Months                                                                    Six Months
                                    Ended 3/31,                                      Year               8/1/1996(d)Ended 3/31,
Per Share Operating                        2000                               Ended 9/30,             to                 2000
Performance:                        (unaudited)            1999         1998         1997               9/30/1996 (unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                       $10.82          $11.98       $11.50       $11.08          $11.05              $10.81
---------------------------------------------------------------------------------------------------------------------------------
        Income (loss) from
        investment
        operations
        Net investment income              .27(a)          .51          .518         .553            .089                .27(a)
        Net realized and
        unrealized gain (loss)
        on investments                    (.14)           (.99)         .466         .413            .033               (.14)
        Total from investment
        operations                         .13            (.48)         .984         .966            .122                .13
---------------------------------------------------------------------------------------------------------------------------------
        Distributions
        Dividends from net
        investment income                 (.24)           (.49)        (.504)       (.546)          (.092)              (.24)
        Distributions from
        net realized gain                    -            (.19)           -            -               -                   -
        Total distributions               (.24)           (.68)        (.504)       (.546)          (.092)              (.24)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $10.71          $10.82       $11.98       $11.50          $11.08              $10.70
---------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                           1.27%(c)       (4.30)%       8.85%        8.95%           1.16%(c)            1.27%(c)
---------------------------------------------------------------------------------------------------------------------------------
        Ratios to Average
        Net Assets:
        Expenses                           .81%(c)        1.54%        1.47%        1.37%            .20%(c)             .81%(c)
        Net investment income             2.56%(c)        4.41%        4.49%        4.65%            .68%(c)            2.55%(c)
---------------------------------------------------------------------------------------------------------------------------------


                                                                      Class C Shares
----------------------------------- -----------------------------------------------------

                                                                Year         7/15/1996(d)
Per Share Operating                                           Ended 9/30,          to
Performance:                            1999         1998        1997        9/30/1996
----------------------------------- -----------------------------------------------------
Net asset value,
beginning of year                     $11.99      $11.49       $11.08         $10.90
----------------------------------- -----------------------------------------------------
        Income (loss) from
        investment
        operations
        Net investment income            .50         .520         .507           .106
        Net realized and
        unrealized gain (loss)
        on investments                 (1.01)        .471         .423           .190
        Total from investment
        operations                      (.51)        .991         .930           .296
----------------------------------- -----------------------------------------------------
        Distributions
        Dividends from net
        investment income               (.48)       (.491)       (.520)         (.116)
        Distributions from
        net realized gain               (.19)          -            -              -
        Total distributions             (.67)       (.491)       (.520)         (.116)
----------------------------------- -----------------------------------------------------
Net asset value,
end of period                         $10.81      $11.99       $11.49         $11.08
----------------------------------- -----------------------------------------------------
Total Return(b)                        (4.45)%      8.80%        8.61%          2.71%(c)
----------------------------------- -----------------------------------------------------
        Ratios to Average
        Net Assets:
        Expenses                        1.63%       1.61%        1.59%           .34%(c)
        Net investment income           4.38%       4.44%        4.54%           .96%(c)
----------------------------------- -----------------------------------------------------


                                    Six Months
                                    Ended 3/31,
                                          2000                                                                    Ended 9/30,
Supplemental Data for All Classes:  (unaudited)          1999           1998          1997            1996                1995
------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period     $556,496        $597,063        $658,310     $646,736        $672,344          $650,699
        Portfolio turnover rate         93.51%         254.13%         304.15%      232.64%         205.35%          225.39%
------------------------------------------------------------------------------------------------------------------------------

    (a) Calculated using average shares outstanding during the period.
    (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
    (c) Not annualized.
    (d) Commencement of offering class shares.
        See Notes to Financial Statements.

Financial Highlights
New York Tax-Free Income Fund

                                                                                                                    Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                Six Months
                                               Ended 3/31,                                                                 Year
                                                      2000                                                          Ended 9/30,
Per Share Operating Performance:                (unaudited)        1999          1998         1997         1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $10.51       $11.43        $11.03        $10.78      $10.85          $10.54
-----------------------------------------------------------------------------------------------------------------------------------
       Income (loss) from investment operations
       Net investment income                           .30(a)       .58           .562          .578        .597            .610
       Net realized and unrealized gain
        (loss)on investments                          (.10)        (.94)          .408          .262       (.081)           .316
       Total from investment operations                .20         (.36)          .970          .840        .516            .926
-----------------------------------------------------------------------------------------------------------------------------------
       Distributions
       Dividends from net investment income           (.28)        (.56)         (.570)        (.590)      (.586)          (.616)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.43       $10.51        $11.43        $11.03      $10.78          $10.85
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                       1.95%(c)    (3.23)%        9.03%         8.01%       4.87%           9.12%
-----------------------------------------------------------------------------------------------------------------------------------
       Ratios to Average Net Assets:
       Expenses                                        .48%(c)      .93%          .85%          .85%        .81%            .82%
       Net investment income                          2.93%(c)     5.21%         5.06%         5.35%       5.54%           5.83%


                                                                                                                     Class C Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                                Six Months
                                               Ended 3/31,                                               Year         7/15/1996(d)
                                                      2000                                            Ended 9/30,           to
Per Share Operating Performance:                (unaudited)         1999               1998               1997       9/30/1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $10.51         $11.42            $11.02            $10.78           $10.63
-----------------------------------------------------------------------------------------------------------------------------------
       Income (loss) from investment operations
       Net investment income                           .27(a)         .50               .485              .483             .111
       Net realized and unrealized
        gain (loss) on investments                    (.11)          (.93)              .402              .267             .152

       Total from investment operations                .16           (.43)              .887              .750             .263
-----------------------------------------------------------------------------------------------------------------------------------
       Distributions
       Dividends from net investment income           (.24)          (.48)             (.487)            (.510)           (.113)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.43         $10.51            $11.42            $11.02           $10.78
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                       1.61%(c)      (3.93)%            8.34%             7.13%            2.48%(c)
-----------------------------------------------------------------------------------------------------------------------------------

       Ratios to Average Net Assets:
       Expenses                                        .81%(c)       1.62%             1.57%             1.57%             .34%(c)
       Net investment income                          2.59%(c)       4.49%             4.32%             4.60%            1.04%(c)
-----------------------------------------------------------------------------------------------------------------------------------



                                                Six Months
                                                Ended 3/31,                                                                   Year
                                                      2000                                                               Ended 9/30,
Supplemental Data for AllClasses:              (unaudited)            1999         1998          1997            1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period                  $236,644        $255,033      $290,257     $300,490        $319,553      $331,618
       Portfolio turnover rate                       35.44%          52.67%        64.63%      110.28%          64.25%       105.62%
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Commencement of offering class shares. See Notes to Financial Statements.

     Financial Highlights
     Texas Tax-Free Income Fund

                                                    Six months
                                                   Ended 3/31,                                                                Year
                                                          2000                                                          Ended 9/30,
Per Share Operating Performance:                   (unaudited)       1999           1998         1997         1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $9.55         $10.69        $10.40        $10.11       $10.05           $9.59
-----------------------------------------------------------------------------------------------------------------------------------
       Income (loss) from investment operations
       Net investment income                           .20(a)         .52           .507          .548         .567            .571
       Net realized and unrealized gain (loss)
on investments                                        (.10)         (1.03)          .407          .367         .045            .452
       Total from investment operations                .10           (.51)          .914          .915         .612           1.023
-----------------------------------------------------------------------------------------------------------------------------------
       Distributions
       Dividends from net investment income           (.25)          (.52)         (.534)        (.555)       (.552)          (.563)
       Distributions from net realized gain              -           (.11)         (.090)        (.070)          -               -
       Total distributions                            (.25)          (.63)         (.624)        (.625)       (.552)          (.563)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.40          $9.55        $10.69        $10.40       $10.11          $10.05
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                       1.15%(c)      (4.96)%        9.24%         9.25%        6.11%          11.14%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
       Net assets, end of period                    $77,645       $84,491        $92,607      $91,301      $94,414          $100,304
------------------------------------------------------------------------------------------------------------------------------------
       Ratios to Average Net Assets:
       Expenses, including waiver                      .50%(c)        .94%          .91%          .88%         .69%            .62%
       Expenses, excluding waiver                      .50%(c)        .94%          .91%          .88%         .87%            .87%
       Net investment income                          2.18%(c)       5.12%         4.85%         5.38%        5.58%           5.90%
       Portfolio turnover rate                       82.96%        168.04%       143.78%       127.88%      112.34%         108.00%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized. See Notes to Financial Statements.


Financial Highlights
New Jersey  Tax-Free Income Fund

                                                         Six Months
                                                        Ended 3/31,                                                         Year
                                                              2000                                                    Ended 9/30,
Per Share Operating Performance:                        (unaudited)       1999        1998         1997       1996         1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 4.97        $ 5.54      $ 5.32       $ 5.18     $ 5.14      $ 4.95
------------------------------------------------------------------------------------------------------------------------------------
       Income (loss) from investment operations
       Net investment income                                 .12(a)        .27         .262         .272       .277        .287
       Net realized and unrealized gain (loss)
        on investments                                      (.04)         (.47)        .223         .144       .041        .192
       Total from investment operations                      .08          (.20)        .485         .416       .318        .479
------------------------------------------------------------------------------------------------------------------------------------
       Distributions
       Dividends from net investment income                 (.13)         (.26)       (.265)       (.276)     (.278)      (.289)
       Distributions from net realized gain                   --          (.11)          --           --         --          --
       Total distributions                                  (.13)         (.37)       (.265)       (.276)     (.278)      (.289)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 4.92        $ 4.97      $ 5.54       $ 5.32     $ 5.18      $ 5.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                             1.73%(c)     (3.73)%      9.34%        8.25%      6.29%       9.98%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
       Net assets, end of period                          $ 152,453     $ 163,237   $ 186,127    $ 184,465  $ 186,402   $ 191,562
------------------------------------------------------------------------------------------------------------------------------------
       Ratios to Average Net Assets:
       Expenses, including waiver                            .48%(c)       .93%        .86%         .82%       .79%        .72%
       Expenses, excluding waiver                            .48%(c)       .93%        .86%         .86%       .86%        .87%
       Net investment income                                2.54%(c)      5.11%       4.85%        5.21%      5.31%       5.73%
       Portfolio turnover rate                             59.56%       185.16%     118.38%      154.80%    171.63%     133.11%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized. See Notes to Financial Statements.

Financial Highlights
Connecticut  Tax-Free Income Fund
                                                 Six Months
                                                 Ended 3/31,                                                             Year
                                                       2000                                                        Ended 9/30,
Per Share Operating Performance:                 (unaudited)     1999         1998          1997          1996          1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $9.89       $10.73       $10.42        $10.13       $10.12        $9.71
-----------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                            .20(a)       .54          .521          .556         .576         .579
      Net realized and unrealized gain (loss)
        on investments                                (.09)        (.86)         .322          .287        (.013)        .407
      Total from investment operations                 .11         (.32)         .843          .843         .563         .986
-----------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income            (.26)        (.52)        (.533)        (.553)       (.553)       (.576)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.74        $9.89       $10.73        $10.42       $10.13       $10.12
-----------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                       1.17%(c)    (3.04)%       8.32%         8.56%        5.70%       10.52%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period                      $102,096    $111,758     $120,983      $119,909    $122,885     $113,436
-----------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                       .48%(c)      .95%         .81%          .59%         .38%         .41%
      Expenses, excluding waiver                       .48%(c)      .95%         .81%          .78%         .80%         .86%
      Net investment income                           2.06%(c)     5.12%        4.95%         5.45%        5.66%        5.89%
      Portfolio turnover rate                        16.91%       53.76%       61.06%        37.09%       63.61%       54.19%
-----------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized
     See  Notes to Financial Statements.


Financial Highlights
Missouri  Tax-Free Income Fund
                                                   Six Months
                                                  Ended 3/31,                                                                 Year
                                                         2000                                                           Ended 9/30,
Per Share Operating Performance:                  (unaudited)        1999          1998          1997          1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $4.99           $5.36         $5.22        $5.08         $5.08         $4.88
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                           .12(a)          .25           .253         .268          .267          .277
      Net realized and unrealized gain (loss)
        on investments                               (.06)           (.37)          .142         .138          .008          .204
      Total from investment operations                .06            (.12)          .395         .406          .275          .481
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income           (.13)           (.25)         (.255)       (.266)        (.275)        (.281)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $4.92           $4.99         $5.36        $5.22         $5.08         $5.08
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                      1.20%(c)       (2.25)%        7.75%        8.22%         5.54%        10.21%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period                    $119,118        $125,775      $144,155     $140,280      $134,144      $131,823
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                      .50%(c)         .99%          .92%         .70%          .77%          .74%
      Expenses, excluding waiver                      .50%(c)         .99%          .93%         .94%          .92%          .89%
      Net investment income                          2.48%(c)        4.84%         4.80%        5.22%         5.21%         5.61%
      Portfolio turnover rate                       23.06%          78.85%        72.89%       27.34%        93.17%        58.17%
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
     See Notes to Financial Statements.

Financial Highlights
Hawaii  Tax-Free Income Fund
                                                    Six Months
                                                   Ended 3/31,                                                               Year
                                                          2000                                                         Ended 9/30,
Per Share Operating Performance:                   (unaudited)       1999          1998          1997         1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $4.84           $5.25         $5.07          $4.93        $4.91        $4.72
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                           .15(a)          .26           .245           .266         .273         .271
      Net realized and unrealized gain (loss)
        on investments                               (.10)           (.43)          .180           .138         .015         .198
      Total from investment operations                .05            (.17)          .425           .404         .288         .469
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income           (.12)           (.24)         (.245)         (.264)       (.268)
                                                                                                                            (.279)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $4.77           $4.84         $5.25          $5.07        $4.93        $4.91
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                      1.10%(c)       (3.31)%        8.59%          8.42%        5.94%       10.30%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period                    $67,057         $71,619       $80,970        $79,079      $85,344      $86,105
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                      .48%(c)         .97%          .92%           .58%         .57%         .58%
      Expenses, excluding waiver                      .48%(c)         .97%          .93%           .87%         .87%         .87%
      Net investment income                          3.17%(c)        5.03%         4.78%          5.39%        5.46%        5.74%
      Portfolio turnover rate                       16.45%          27.63%        52.65%         29.09%       59.46%       70.64%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
     See Notes to Financial Statements.

Financial Highlights
Washington  Tax-Free Income Fund
                                                  Six Months
                                                 Ended 3/31,                                                                 Year
                                                        2000                                                           Ended 9/30,
Per Share Operating Performance:                 (unaudited)         1999         1998         1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $4.91           $5.38        $5.16        $4.96         $4.91          $4.72
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                            .15(a)          .28          .273         .268          .271           .277
      Net realized and unrealized gain (loss)
     on investments                                   (.07)           (.50)         .206         .206          .056           .200
      Total from investment operations                 .08            (.22)         .479         .474          .327           .477
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income            (.13)           (.25)        (.259)       (.274)        (.277)         (.287)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.86           $4.91        $5.38        $5.16         $4.96          $4.91
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                       1.63%(c)       (4.17)%       9.48%        9.82%         6.80%         10.48%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period                     $46,749         $51,849      $62,754      $66,215       $71,295         $74,359
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                       .34%(c)         .66%         .65%         .57%          .60%           .53%
      Expenses, excluding waiver                       .34%(c)         .66%         .65%         .62%          .68%           .68%
      Net investment income                           3.10%(c)        5.42%        5.20%        5.36%         5.47%          5.84%
      Portfolio turnover rate                        56.16%         180.42%      141.56%      132.37%        78.02%         92.85%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
     See Notes to Financial Statements.

Financial Highlights
Minnesota Tax-Free Income Fund
                                                    Six Months
                                                   Ended 3/31,                                             Year
                                                          2000                                        Ended 9/30,     12/27/1994(d)
Per Share Operating Performance:                   (unaudited)       1999         1998       1997         1996     to 9/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $4.78       $5.18        $5.05       $4.90       $5.01           $4.76
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from
      investment operations
      Net investment income                              .14(a)      .27          .265        .273        .294            .230
      Net realized and unrealized gain (loss)
      on investments                                    (.06)       (.41)         .134        .155       (.078)           .249
      Total from investment operations                   .08        (.14)         .399        .428        .216            .479
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income              (.13)       (.26)        (.269)      (.278)      (.286)          (.229)
      Distribution from net realized gain                 --          --            --          --       (.040)             --
      Total distributions                               (.13)       (.26)        (.269)      (.278)      (.326)          (.229)
  ----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $4.73       $4.78        $5.18       $5.05       $4.90           $5.01
  ----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                         1.81%(c)   (2.72)%       8.11%       8.97%       4.44%          10.22%(c)
  ----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period                       $19,279     $19,843      $14,399     $10,510      $8,047          $4,315
  ----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                         .10%(c)     .23%         .27%        .36%        .00%            .00%(c)
      Expenses, excluding waiver                         .35%(c)     .73%         .77%        .86%        .91%            .64%(c)
      Net investment income                             3.06%(c)    5.43%        5.19%       5.51%       5.91%           4.58%(c)
      Portfolio turnover rate                          34.72%      22.87%       40.65%      41.45%      43.08%         121.41%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding ding the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Commencement of offering class shares.
     See Notes to Financial Statements.

Financial Highlights
California Tax-Free Income Fund
                                                                                                                      Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months
                                                Ended 3/31,                             Year      One Month                   Year
                                                      2000                        Ended 9/30,    Ended 9/30,             Ended 8/31,
Per Share Operating Performance:               (unaudited)      1999       1998         1997        1996       1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $10.16      $11.12    $10.72      $10.43      $10.32       $10.41      $10.45
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment
      operations
      Net investment income                           .26(a)      .54       .538        .560        .046         .566        .588
      Net realized and unrealized gain (loss)
      on investments                                 (.09)       (.98)      .388        .290        .112        (.089)      (.038)
      Total from investment operations                .17        (.44)      .926        .850        .158         .477        .550
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income           (.26)       (.52)     (.526)      (.560)      (.048)       (.567)      (.590)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.07      $10.16    $11.12      $10.72      $10.43       $10.32      $10.41
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                      1.74%(c)   (4.09)%    8.86%       8.39%       1.53%(c)     4.65%       5.58%
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                      .47%(c)     .93%      .87%        .72%        .07%(c)      .75%        .76%
      Expenses, excluding waiver                      .47%(c)     .93%      .87%        .85%        .07%(c)      .86%        .86%
      Net investment income                          2.66%(c)    4.96%     4.98%       5.38%        .44%(c)     5.41%       5.84%
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                         Class C Shares
------------------------------------------------------------------------------------------------------------------------
                                           Six Months
                                          Ended 3/31,                                 Year   One Month
                                                 2000                           Ended 9/30,  Ended 9/3   7/15/1996(d)
Per Share Operating Performance:          (unaudited)      1999        1998          1997        1996     to 8/31/1996
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year           $10.16        $11.12      $10.72      $10.43      $10.32         $10.28
------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                     .23(a)        .46         .465        .485        .039           .068
      Net realized and unrealized
       gain (loss) on investments              (.10)         (.98)        .383        .287        .113           .041
      Total from investment operations          .13          (.52)        .848        .772        .152           .109
------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net
       investment income                       (.22)         (.44)       (.448)      (.482)      (.042)         (.069)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.07        $10.16      $11.12      $10.72      $10.43         $10.32
------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                1.40%(c)     (4.77)%      8.09%       7.59%       1.47%(c)       1.16%(c)
------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                .77%(c)      1.60%       1.59%       1.46%        .13%(c)        .17%(c)
      Expenses, excluding waiver                .77%(c)      1.60%       1.59%       1.59%        .13%(c)        .21%(c)
      Net investment income                    2.37%(c)      4.28%       4.26%       4.64%        .38%(c)        .65%(c)
------------------------------------------------------------------------------------------------------------------------


                                 Six Months
                                Ended 3/31,                                      Year        One Month                       Year
Supplemental Data                      2000                                 Ended 9/30,      Ended 9/30,                Ended 8/31,
for AllClasses:                 (unaudited)        1999         1998             1997             1996           1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period    $199,734    $219,880       $264,405       $273,009         $294,837       $291,611    $296,274
      Portfolio turnover rate        47.40%     185.43%        187.26%        121.97%            2.74%        132.37%     100.20%
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Commencement of offering class shares.
     See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies Lord Abbett Tax-Free Income Fund, Inc. (the "Company") is an open-end management investment company. The Company consists of ten separate portfolios ("Funds"). Each Fund is non-diversified as defined under the Investment Company Act of 1940 except for the National Fund. The financial statements have been prepared in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company. (a) Security valuation is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Directors. (b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment com panies and to distribute substantially all net investment income and net realized gains. Therefore, no federal income tax provision is required. (c) Security transactions are accounted for on the date that the securi ties are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net invest ment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) The organization expenses of the Min ne sota Fund are being amortized evenly over a period of five years from its commencement of operations.

2. Management Fee and Other Transactions With Affiliates The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuner ation of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Fund for certain of its other expenses. Lord Abbett waived its management fee for the period ended March 31, 2000, for the Minnesota Fund.

At March 31, 2000, the  management  fees payable to Lord Abbett were as follows:

National            $233,945        Missouri               $50,149
--------------------------------------------------------------------------------
New York             112,768        Hawaii                  28,253
--------------------------------------------------------------------------------
Texas                 32,761        Washington              19,764
--------------------------------------------------------------------------------
New Jersey            64,487        Minnesota                    -
--------------------------------------------------------------------------------
Connecticut           43,233        California              84,222
--------------------------------------------------------------------------------

Each Fund of the Company has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Fund makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Funds pay Distributor(1) an annual service fee of (a) 0.25% of the average daily net assets of Class A shares of the Connecticut, Missouri and California Funds and
(b) 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date for the National, New York, Texas, New Jersey, Hawaii, Washington and Minnesota Funds; (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Washington and Minnesota Funds will not go into effect until the quarter subsequent to the net assets of each Fund reaching $100 million. Pursuant to the Class B Plan of the National Fund, the Fund pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of the National, New York and California Funds, the Funds pay Distributor (1) a service fee and a distribution fee, at the time shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares and (2) at each quarter-end after the first anniversary of the sale of shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average daily net asset value of such shares outstanding.

At March 31, 2000 the 12b-1 fees payable were as follows:

National            $254,226        Missouri              $ 60,489
--------------------------------------------------------------------------------
New York             162,884        Hawaii                  37,004
--------------------------------------------------------------------------------
Texas                 39,428        Washington                   -
--------------------------------------------------------------------------------
New Jersey            73,903        Minnesota                    -
--------------------------------------------------------------------------------
Connecticut           41,803        California             116,701
--------------------------------------------------------------------------------

12b-1 distribution plan expenses for the multiple share class Funds were as follows:
                                            12b-1 Expenses
--------------------------------------------------------------------------------
Fund                                 Class A    Class B    Class C
--------------------------------------------------------------------------------
National                            $900,741    $79,437   $181,428
--------------------------------------------------------------------------------
New York                             412,465          -     30,908
--------------------------------------------------------------------------------
California                           336,845          -     55,791
--------------------------------------------------------------------------------

Distributor received the following commissions on sales of capital stock of the Company after concessions were paid to authorized dealers:

                                         Distributor      Dealers'
Fund                                     Commissions   Concessions
--------------------------------------------------------------------------------
National-Class A                             $17,745       $83,149
--------------------------------------------------------------------------------
New York-Class A                               6,457        29,022
--------------------------------------------------------------------------------
Texas                                          3,777        17,659
--------------------------------------------------------------------------------
New Jersey                                     9,678        45,869
--------------------------------------------------------------------------------
Connecticut                                   10,093        46,561
--------------------------------------------------------------------------------
Missouri                                      10,102        52,355
--------------------------------------------------------------------------------
Hawaii                                         5,146        24,733
--------------------------------------------------------------------------------
Washington                                     2,841        13,231
--------------------------------------------------------------------------------
Minnesota                                      6,675        30,986
--------------------------------------------------------------------------------
California-Class A                             6,228        28,161
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Capital Share Transactions Transactions in shares of capital stock for the single class Funds were as follows:

                                                                                                        Six Months Ended 3/31/2000
----------------------------------------------------------------------------------------------------------------------------------
                                        Texas    New Jersey    Connecticut       Missouri        Hawaii     Washington   Minnesota
                                         Fund          Fund           Fund           Fund          Fund           Fund        Fund
----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                       152,852     1,178,031        341,137        648,219       669,739        172,609     481,008
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of dividends          152,716       466,787        120,367        467,111       142,161        163,473      82,555
----------------------------------------------------------------------------------------------------------------------------------
Total                                 305,568     1,644,818        461,504      1,115,330       811,900        336,082     563,563
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                    (892,240)   (3,497,212)    (1,274,802)    (2,116,344)   (1,552,437)    (1,277,617)   (641,338)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in shares                   (586,672)   (1,852,394)      (813,298)    (1,001,014)     (740,537)      (941,535)    (77,775)
----------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

                                                                                                             Year Ended 9/30/1999
----------------------------------------------------------------------------------------------------------------------------------
                                             Texas    New Jersey    Connecticut     Missouri      Hawaii    Washington   Minnesota
                                              Fund          Fund           Fund         Fund        Fund          Fund        Fund
----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                            800,026     2,390,789      1,319,866    2,223,451     796,560       389,460   1,638,218
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
 in reinvestment of dividends
 and distributions                         361,537     1,410,888        256,280      894,762     300,269       358,276     127,846
----------------------------------------------------------------------------------------------------------------------------------

Total                                    1,161,563     3,801,677      1,576,146    3,118,213   1,096,829       747,736   1,766,064
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                         (974,822)   (4,548,695)    (1,552,956)  (4,783,618) (1,723,055)   (1,843,141)   (391,138)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares              186,741      (747,018)        23,190   (1,665,405)   (626,226)   (1,095,405)  1,374,926
----------------------------------------------------------------------------------------------------------------------------------

Transactions in Funds with multiple classes (both shares and dollars) were as follows:

                                                                                                       Six Months Ended 3/31/2000
---------------------------------------------------------------------------------------------------------------------------------
                                                          National Fund              New YorkFund             California Fund
Class A                                               Shares       Amount        Shares        Amount       Shares        Amount
--------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                    2,005,853 $ 21,142,439       601,608  $  6,178,411      482,205  $  4,740,529
--------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of dividends                         788,503    8,304,396       345,962     3,559,935      237,553     2,346,963
--------------------------------------------------------------------------------------------------------------------------------

Total                                              2,794,356   29,446,835       947,570     9,738,346      719,758     7,087,492
--------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                 (5,775,591) (60,620,351)   (2,468,680)  (25,354,271)( (2,379,643)  (23,503,781)
--------------------------------------------------------------------------------------------------------------------------------
Decrease                                          (2,981,235)$(31,173,516)   (1,521,110) $(15,615,925)  (1,659,885) $(16,416,289)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Year Ended 9/30/1999
---------------------------------------------------------------------------------------------------------------------------------
                                                          National Fund              New YorkFund              California Fund
Class A                                             Shares         Amount        Shares        Amount       Shares        Amount
--------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                  3,553,093   $ 41,120,760       962,807  $ 10,721,047    1,200,714  $ 12,975,648
--------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
dividends and distributions                      2,202,784     25,529,495       718,857     7,998,946      484,951     5,243,714
--------------------------------------------------------------------------------------------------------------------------------
Total                                            5,755,877     66,650,255     1,681,664    18,719,993    1,685,665    18,219,362
--------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                               (6,125,009)   (70,108,828)   (2,855,684)  (31,414,585)( (3,813,581)  (40,951,155)
--------------------------------------------------------------------------------------------------------------------------------
Decrease                                          (369,132)  $ (3,458,573)   (1,174,020) $(12,694,592)  (2,127,916) $(22,731,793)
--------------------------------------------------------------------------------------------------------------------------------

                                                                           Six Months Ended 3/31/2000    Year Ended 9/30/1999
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    National Fund             National Fund
Class B                                                                        Shares        Amount       Shares        Amount
--------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                                               250,161   $ 2,635,756      916,903   $10,609,930
--------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
 in reinvestment
 of dividends and distributions                                                12,792       135,069       36,662       425,255
--------------------------------------------------------------------------------------------------------------------------------

Total                                                                         262,953     2,770,825      953,565    11,035,185
--------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                            (258,541)   (2,716,389)    (260,671)   (2,964,850)
--------------------------------------------------------------------------------------------------------------------------------
Increase                                                                        4,412   $    54,436      692,894   $ 8,070,335
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                Six Months Ended 3/31/2000
---------------------------------------------------------------------------------------------------------------------------------
                                                         NationalFund                New York Fund              California Fund
Class C                                              Shares        Amount        Shares        Amount        Shares       Amount
--------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                     220,531  $  2,328,545        38,692   $   397,180        57,533   $  570,270
--------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of dividends                         38,661       407,782         8,218        84,582         8,522       84,263
--------------------------------------------------------------------------------------------------------------------------------

Total                                               259,192     2,736,327        46,910       481,762        66,055      654,533
--------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                  (508,382)   (5,340,075)      (98,274)   (1,003,611)     (216,706)  (2,138,293)
--------------------------------------------------------------------------------------------------------------------------------
Decrease                                           (249,190)  $(2,603,748)      (51,364)  $  (521,849)     (150,651) $(1,483,760)
--------------------------------------------------------------------------------------------------------------------------------


                                                                                                           Year Ended 9/30/1999
--------------------------------------------------------------------------------------------------------------------------------
                                                         NationalFund                New York Fund              California Fund
Class C                                              Shares        Amount        Shares        Amount        Shares       Amount
--------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                     703,876   $ 8,199,010       110,588    $1,246,694       208,570  $ 2,266,676
--------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
 in reinvestment of
 dividends and distributions                        140,566     1,634,446        17,744       197,108        27,360      296,768
--------------------------------------------------------------------------------------------------------------------------------
Total                                               844,442     9,833,456       128,332     1,443,802       235,930    2,563,444
--------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                  (828,590)   (9,521,760)      (89,612)     (980,061)     (235,865)  (2,529,400)
--------------------------------------------------------------------------------------------------------------------------------
Increase                                             15,852   $   311,696        38,720    $  463,741            65  $    34,044
--------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

The Company has 1,000,000,000 authorized shares (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to the National Fund, 110,000,000 to each of the New York, New Jersey and California Fund, and 70,000,000 to each of the Texas, Connecticut, Missouri, Hawaii, Washington and Minnesota Fund.

4. Distributions Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, if any, reduced by capital loss carryforwards, will be distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. At March 31, 2000, accumulated net realized loss for financial reporting purposes was as follows:


National         $25,041,539        Missouri           $ 2,759,038
--------------------------------------------------------------------------------
New York          17,447,936        Hawaii               3,316,447
--------------------------------------------------------------------------------
Texas              4,015,033        Washington           2,322,041
--------------------------------------------------------------------------------
New Jersey         5,757,282        Minnesota              743,481
--------------------------------------------------------------------------------
Connecticut        3,868,709        California          23,628,025
--------------------------------------------------------------------------------

At March 31, 2000, the capital loss carryforwards were as follows:

                         Expiration Date
--------------------------------------------------------------------------------
Fund             2003        2004      2005      2007        Total
--------------------------------------------------------------------------------
New York   $8,259,602  $1,668,796      $  -     $   -  $ 9,928,398
--------------------------------------------------------------------------------
Connecticut   721,307     537,856         -         -    1,259,163
--------------------------------------------------------------------------------
Missouri      495,713   1,103,066    31,063         -    1,629,842
--------------------------------------------------------------------------------
Hawaii         68,514   1,575,226         -    37,384    1,681,124
--------------------------------------------------------------------------------
Washington          -     470,961         -         -      470,961
--------------------------------------------------------------------------------
California 11,890,149   5,761,785         -         -   17,651,934
--------------------------------------------------------------------------------

Dividends and capital gains declared by class for the multiple share class Funds were as follows:
                                        Six Months Ended 3/31/2000
                                        Dividends
--------------------------------------------------------------------------------
Fund                             Class A     Class B       Class C
--------------------------------------------------------------------------------
National                     $13,513,752    $362,024      $829,192
--------------------------------------------------------------------------------
New York                       6,311,507           -       144,191
--------------------------------------------------------------------------------
California                     5,023,096           -       260,753
--------------------------------------------------------------------------------


                                              Year Ended 9/30/1999
                                            Dividends
--------------------------------------------------------------------------------
Fund                             Class A     Class B       Class C
--------------------------------------------------------------------------------
National                     $28,839,888    $591,671    $1,765,949
--------------------------------------------------------------------------------
New York                      13,857,824           -       308,456
--------------------------------------------------------------------------------
California                    11,225,807           -       575,887
--------------------------------------------------------------------------------


                                          Capital Gains
--------------------------------------------------------------------------------
Fund                             Class A     Class B       Class C
--------------------------------------------------------------------------------
National                      $9,645,280    $182,252      $691,001
--------------------------------------------------------------------------------



5. Paid In Capital At March 31, 2000, paid in capital for each Fund was as follows:


National        $584,383,749           Missouri       $123,468,194
--------------------------------------------------------------------------------
New York         251,972,105           Hawaii           70,343,676
--------------------------------------------------------------------------------
Texas             81,417,757           Washington       48,402,640
--------------------------------------------------------------------------------
New Jersey       158,132,709           Minnesota        20,451,501
--------------------------------------------------------------------------------
Connecticut      106,976,690           California      221,909,374
--------------------------------------------------------------------------------


6. Purchases and Sales of Securities Purchases and sales of investment securities (other than short-term investments) were as follows:

Fund                                    Purchases            Sales
--------------------------------------------------------------------------------
National                             $533,082,069     $601,544,652
--------------------------------------------------------------------------------
New York                               85,344,721       99,044,092
--------------------------------------------------------------------------------
Texas                                  66,687,760       74,356,736
--------------------------------------------------------------------------------
New Jersey                             91,481,024      102,677,638
--------------------------------------------------------------------------------
Connecticut                            17,349,746       25,425,244
--------------------------------------------------------------------------------
Missouri                               27,478,553       28,328,974
--------------------------------------------------------------------------------
Hawaii                                 11,006,456       13,566,403
--------------------------------------------------------------------------------
Washington                             27,030,132       32,175,806
--------------------------------------------------------------------------------
Minnesota                               6,732,059        6,174,033
--------------------------------------------------------------------------------
California                             94,616,613      107,969,918
--------------------------------------------------------------------------------
Security gains and losses are computed on the identified cost basis. As of March 31, 2000, net unrealized appreciation (depreciation), gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:


                  Net Unrealized
                    Appreciation       Unrealized       Unrealized
Fund              (Depreciation)     Appreciation     Depreciation
--------------------------------------------------------------------------------
National             $(5,157,470)      $9,871,296     $(15,028,766)
--------------------------------------------------------------------------------
New York               2,065,362        6,041,502       (3,976,140)
--------------------------------------------------------------------------------
Texas                    910,228        1,957,296       (1,047,068)
--------------------------------------------------------------------------------
New Jersey               578,361        4,110,197       (3,531,836)
--------------------------------------------------------------------------------
Connecticut             (347,783)       2,850,622       (3,198,405)
--------------------------------------------------------------------------------
Missouri              (1,003,920)       2,722,641       (3,726,561)
--------------------------------------------------------------------------------
Hawaii                  (506,615)       1,346,977       (1,853,592)
--------------------------------------------------------------------------------
Washington               139,794          919,768         (779,974)
--------------------------------------------------------------------------------
Minnesota               (505,122)         213,753         (718,875)
--------------------------------------------------------------------------------
California             1,491,809        5,511,554       (4,019,745)
--------------------------------------------------------------------------------
The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.


7. Directors' Remuneration The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at March 31, 2000, under a deferred compensation plan, were $567,199.

Copyright(C)2000 by Lord Abbett Tax-Free Income Fund, Inc., 90 Hudson Street, Jersey City, NJ 07302-3973 This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

A Tradition of Performance Through
Disciplined
Investing

[PHOTO]

(standing, left to right)
Lisa D'Emic, Investment Team Leader

Richard Smola, Investment Team Leader

Philip Fang, Investment Team Leader

(seated, left to right)
Zane E. Brown, partner in charge of
fixed income and Investment Team Leader

John R. Mousseau, director of municipal
bond management and Investment Team Leader


A successful long-term track record is evidence of a successful investment strategy. For decades, we at Lord, Abbett & Co. have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 72 investment professionals have helped us earn the trust of financial professionals and investors for the past 70 years.

About Your Fund's
        Board of
        Directors


The Securities and Ex change Com mission (SEC) views the role of the independent Board of Directors as one of the most important com ponents in overseeing a mutual fund. The Board of Directors watches over your Fund's general oper ations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regard ing your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Tax-Free Income Fund's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, E. Thayer Bigelow, Jr.

[PHOTO]

E. Thayer Bigelow, Jr.
Director -Lord Abbett
Tax-Free Income Fund


Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Virginia's Darden Business School. He is currently Senior Advisor at Time Warner Inc. Prior to that, he was acting CEO of Courtroom Television Network, and previously served for five years as President and CEO of Time Warner Cable Programming, Inc.

Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors of Crane Co. He has been an independent director for all of Lord Abbett's Family of Funds since 1994.

                           Investing in the
         Lord Abbett
                       Family of Funds


 GROWTH
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    INCOME
---------------------------------------------------------------------------------------------------------------------------
 Aggressive       Growth Funds      Growth &         Balanced Fund  Income Funds         Tax-Free        Money
 Growth Fund                        Income Funds                                         Income Funds    Market Fund

 Growth           Large-Cap         Research Fund -  Balanced       World Bond-           National       U. S. Government
 Opportunities    Growth Fund       Large-Cap        Series**       Debenture Series      California     Securities Money
 Fund             Research Fund-    Series                          Global Fund -         Connecticut    Market Fund + ++
                  Small-Cap Value   Growth &                        Income Series         Florida
                  Series            Income Series                   High Yield Fund       Georgia
                  Alpha Series*     Affiliated Fund                 Bond-Debenture        Hawaii
 Developing       International                                     Fund                  Michigan
 Growth Fund      Series                                            Limited Duration      Minnesota
 Lord Abbett      Mid-Cap                                           U. S. Government      Missouri
 Developing       Value Fund                                        Securities Series+    New Jersey
 Growth Fund      Global Fund-                                      U. S. Government)     New York
 is closed to     Equity Series                                     Securities Series+    Pennsylvania
 new investors.                                                                           Texas
                                                                                          Washington



Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recom mendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, in cluding risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.


You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
www.lordabbett.com

** Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain and has maintained its stable $1.00 price per share.


[LOGO]

Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street o Jersey City, New Jersey 07302-3973

                                                                     LATFI-3-300
                                                                          (5/00)